UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE HERITAGE                       PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUNDS                                  JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE           VALUE
AGENCY NOTES - INTEREST BEARING - 0.77%
$      5,000,000  FHLB                                                                 4.00%      08/18/2006      $     5,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $5,000,000)                                                                 5,000,000
                                                                                                                  ---------------

ASSET-BACKED SECURITIES - 0.44%
         254,809  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF              3.84       09/06/2006              254,809
       1,647,667  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                     4.22       11/15/2006            1,647,667
         976,128  USAA AUTO OWNER TRUST SERIES 2005-3                                  4.17       11/09/2006              976,128

TOTAL ASSET-BACKED SECURITIES (COST $2,878,604)                                                                         2,878,604
                                                                                                                  ---------------

CERTIFICATES OF DEPOSIT - 6.12%
      15,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NY+/-                                4.49       04/06/2006           15,000,000
       7,000,000  BARCLAYS BANK PLC+/-                                                 4.14       09/20/2006            7,000,000
       3,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                  4.18       09/22/2006            3,000,000
      15,000,000  ROYAL BANK OF SCOTLAND NY                                            4.41       10/04/2006           15,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $40,000,000)                                                                       40,000,000
                                                                                                                  ---------------

COMMERCIAL PAPER - 33.76%
      18,000,000  ALLIANCE & LEICESTER PLC++^                                          4.07       03/23/2006           17,898,250
      15,000,000  AMSTEL FUNDING CORPORATION++^                                        4.10       02/27/2006           14,955,583
      15,000,000  ATLAS CAPITAL FUNDING CORPORATION+/-++                               4.51       03/27/2006           15,000,000
       8,000,000  BEAR STEARNS COMPANY INCORPORATED^                                   4.49       02/01/2006            8,000,000
       7,000,000  CAIRN HIGH GRADE FUND I LLC++^                                       4.50       03/08/2006            6,969,375
      10,000,000  CC USA INCORPORATED++^                                               4.55       05/22/2006            9,860,972
      15,452,000  CLIPPER RECEIVABLES COMPANY LLC++^                                   4.34       02/16/2006           15,423,865
       5,564,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                                 4.50       02/03/2006            5,562,609
      15,000,000  CULLINAN FINANCE CORPORATION++^                                      3.90       03/23/2006           14,918,750
      15,000,000  DEUTSCHE BANK FINANCIAL LLC^                                         4.33       02/06/2006           14,990,979
      15,000,000  HARRIER FINANCE FUNDING US LLC++^                                    4.47       05/04/2006           14,828,650
       8,000,000  IOWA STUDENT LOAN LIQUIDITY COMPANY^                                 4.41       02/08/2006            7,993,140
      15,000,000  KLIO II FUNDING CORPORATION++^                                       4.52       02/27/2006           14,951,033
       8,000,000  MORGAN STANLEY+/-                                                    4.60       07/11/2006            8,000,000
      15,000,000  NEWPORT FUNDING CORPORATION++^                                       4.50       04/13/2006           14,866,875
      10,000,000  NIEUW AMSTERDAM RECEIVABLES++^                                       4.52       04/24/2006            9,897,045
       7,195,000  NIEUW AMSTERDAM RECEIVABLES++^                                       4.54       06/19/2006            7,069,783
       5,000,000  SEDNA FINANCE INCORPORATED+/-++                                      4.44       07/17/2006            4,999,774
      14,500,000  SPINTAB AB^                                                          3.86       03/03/2006           14,453,358

TOTAL COMMERCIAL PAPER (COST $220,640,041)                                                                            220,640,041
                                                                                                                  ---------------

CORPORATE BONDS & NOTES - 3.45%
       4,535,000  CEI CAPITAL LLC+/-                                                   4.54       03/01/2033            4,535,000
       4,620,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-                         4.59       09/01/2042            4,620,000
       5,000,000  LP PINEWOOD SPV+/-                                                   4.54       02/01/2018            5,000,000
       2,000,000  MCDONALD'S CORPORATION+/-++                                          4.49       03/07/2006            2,001,741
       6,400,000  VANCOUVER CLINIC BUILDING WASHINGTON+/-                              4.46       02/13/2023            6,400,000

TOTAL CORPORATE BONDS & NOTES (COST $22,556,741)                                                                       22,556,741
                                                                                                                  ---------------

EXTENDABLE BONDS - 4.14%
       5,000,000  3M COMPANY++                                                         5.65       12/12/2006            5,035,740
       8,000,000  BANK OF IRELAND+/-++                                                 4.46       02/20/2007            8,000,000
       4,000,000  IRISH LIFE & PERMANENT+/-++                                          4.51       02/22/2007            4,000,000
       5,000,000  MORGAN STANLEY+/-                                                    4.58       02/02/2007            5,000,000
       5,000,000  NORDEA BANK AB+/-++                                                  4.42       01/11/2007            5,000,000

TOTAL EXTENDABLE BONDS (COST $27,035,740)                                                                              27,035,740
                                                                                                                  ---------------

MEDIUM TERM NOTES - 8.12%
       7,800,000  BANK OF AMERICA SECURITIES+/-                                        4.58       09/09/2034            7,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE HERITAGE                       PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUNDS                                  JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE       VALUE
MEDIUM TERM NOTES (CONTINUED)

$     10,000,000  BARCLAYS BANK PLC NEW YORK+/-                                         4.33%        06/01/2006   $     9,999,350
       2,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                4.67         08/28/2006         2,000,000
       7,400,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                             4.62         09/09/2099         7,400,000
       5,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK+/-                                4.23         05/03/2006         4,999,878
      10,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK+/-                                4.34         05/19/2006        10,000,000
       2,000,000  MONUMENTAL GLOBAL FUNDING II+/-++                                     4.77         04/10/2006         2,000,623
       8,765,000  USAA CAPITAL CORPORATION++                                            5.59         12/20/2006         8,823,792

TOTAL MEDIUM TERM NOTES (COST $53,023,643)                                                                             53,023,643
                                                                                                                  ---------------

MUNICIPAL BONDS & NOTES - 2.74%
       2,525,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES A3
                  (PROPERTY TAX REVENUE, CITIBANK NA LOC)+/-SS.                         3.07         05/01/2034         2,524,874
       5,000,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                  SERIES B (HOUSING REVENUE)+/-SS.                                      4.46         11/01/2033         5,000,000
       3,970,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                  SERIES C (HOUSING REVENUE)+/-SS.                                      4.46         11/01/2036         3,970,000
       2,300,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
                  (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.                                4.37         10/01/2021         2,300,000
       1,650,000  WAKE FOREST UNIVERSITY NORTH CAROLINA (OTHER REVENUE)+/-SS.           4.59         09/01/2013         1,650,000
       2,450,000  WAUKESHA HEALTH SYSTEM INCORPORATED (HEALTHCARE FACILITIES
                  REVENUE)+/-SS.                                                        4.46         08/15/2026         2,450,000

TOTAL MUNICIPAL BONDS & NOTES (COST $17,894,874)                                                                       17,894,874
                                                                                                                  ---------------

PROMISSORY NOTES - 2.54%
      16,600,000  CITIGROUP GLOBAL+/-SS.                                                4.57         09/09/2099        16,600,000

TOTAL PROMISSORY NOTES (COST $16,600,000)                                                                              16,600,000
                                                                                                                  ---------------

REPURCHASE AGREEMENTS - 22.41%
      38,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $38,004,718)                               4.47         02/01/2006        38,000,000
       4,477,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $4,477,553)                     4.45         02/01/2006         4,477,000
      18,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $18,002,250)                    4.50         02/01/2006        18,000,000
      16,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $16,003,947)                    4.44         02/02/2006        16,000,000
      18,000,000  MERRILL PIERCE FENNER SMITH - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $18,002,250)                    4.50         02/01/2006        18,000,000
      46,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $46,005,712)                    4.47         02/01/2006        46,000,000
       6,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $6,000,757)                     4.54         02/01/2006         6,000,000

TOTAL REPURCHASE AGREEMENTS (COST $146,477,000)                                                                       146,477,000
                                                                                                                  ---------------

TIME DEPOSITS - 15.61%
       4,000,000  ABBEY NATIONAL TREASURY SERVICES                                      4.49         02/01/2006         4,000,000
      16,000,000  DEXIA BANK SA BRUSSELS                                                4.52         02/06/2006        16,000,000
      16,000,000  ING BANK NV AMSTERDAM                                                 4.48         02/01/2006        16,000,000
      15,000,000  LLOYDS TSB BANK PLC LONDON                                            4.39         02/01/2006        15,000,000
       9,000,000  SOCIETE GENERALE CANADA                                               4.50         02/01/2006         9,000,000
      16,000,000  SOCIETE GENERALE CAYMAN                                               4.50         02/07/2006        16,000,000
      15,000,000  SVENSKA HANDELSBANKEN CI                                              4.48         02/01/2006        15,000,000
      11,000,000  WACHOVIA BANK NA CAYMAN                                               4.47         02/03/2006        11,000,000

TOTAL TIME DEPOSITS (COST $102,000,000)                                                                               102,000,000
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE HERITAGE                       PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUNDS                                  JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $654,106,643)*                                     100.10%                                                  $   654,106,643

OTHER ASSETS AND LIABILITIES, NET                         (0.10)                                                         (624,796)
                                                        -------                                                   ---------------

TOTAL NET ASSETS                                         100.00%                                                  $   653,481,847
                                                        -------                                                   ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE HERITAGE                       PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUNDS                                  JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      THE FUND(S) INVESTS ONLY IN SECURITIES WITH REMAINING MATURITIES NOT EXCEEDING 397 DAYS (13 MONTHS). CERTAIN FLOATING- AND VARIABLE-RATE INSTRUMENTS IN THE PORTFOLIO MAY HAVE MATURITIES IN EXCESS OF 397 DAYS, BUT CARRY A DEMAND FEATURE THAT PERMITS THE HOLDER TO TENDER THE INSTRUMENTS BACK TO THE ISSUER AT PAR VALUE PRIOR TO MATURITY.

      THE AMORTIZED COST METHOD IS USED TO VALUE PORTFOLIO SECURITIES. THE AMORTIZED COST METHOD INVOLVES VALUING A SECURITY AT ITS COST, PLUS ACCRETION OF DISCOUNT OR MINUS AMORTIZATION OF PREMIUM OVER THE PERIOD UNTIL MATURITY, WHICH APPROXIMATES MARKET VALUE. THE FUND(S) SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, ALTHOUGH THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

      INVESTMENTS WHICH ARE NOT VALUED USING ANY OF THE METHODS DISCUSSED ABOVE ARE VALUED AT THEIR FAIR VALUE AS DETERMINED BY PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      SECURITIES TRANSACTIONS ARE RECORDED ON A TRADE DATE BASIS. REALIZED GAINS OR LOSSES ARE REPORTED ON THE BASIS OF IDENTIFIED COST OF SECURITIES DELIVERED. INTEREST INCOME IS ACCRUED DAILY AND BOND DISCOUNTS ARE ACCRETED AND PREMIUMS ARE AMORTIZED DAILY.

OTHER

FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL                      PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUND                                   JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER - 6.73%
$      2,610,000  HARRIS COUNTY TX                                                         3.16%      04/06/2006   $     2,610,000
       6,250,000  HARRIS COUNTY TX                                                         3.18       05/08/2006         6,250,000
       1,900,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                3.18       03/08/2006         1,900,000
       5,000,000  ROCHESTER MN HEALTH CARE                                                 3.15       02/06/2006         5,000,000
       8,100,000  ROCHESTER MN HEALTH CARE                                                 3.15       02/06/2006         8,100,000
       5,000,000  UNIVERSITY OF TEXAS SYSTEM                                               2.95       02/15/2006         5,000,000
       3,000,000  UNIVERSITY OF TEXAS SYSTEM                                               3.10       02/21/2006         3,000,000
       5,000,000  VENANGO PA IDA                                                           3.22       03/03/2006         5,000,000

TOTAL COMMERCIAL PAPER (COST $36,860,000)                                                                               36,860,000
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES - 93.05%

ALABAMA - 0.94%
         440,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE,
                  AMBAC INSURED)SS.+/-                                                     3.06       06/01/2025           440,000
         830,000  COLUMBIA AL IDA SERIES B (POLLUTION CONTROL REVENUE)SS.+/-               3.06       05/01/2022           830,000
       3,900,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD REVENUE ALABAMA POWER
                  COMPANY BARRY PLANT PROJECT B (INDUSTRIAL DEVELOPMENT
                  REVENUE)SS.+/-                                                           3.20       09/01/2031         3,900,000

                                                                                                                         5,170,000
                                                                                                                   ---------------

ALASKA - 0.23%
       1,275,000  ALASKA STATE HOUSING FINANCE CORPORATION MORTGAGE SERIES A
                  (HOUSING REVENUE)SS.+/-                                                  3.10       12/01/2036         1,275,000
                                                                                                                   ---------------

ARIZONA - 0.49%
       2,700,000  MARICOPA COUNTY AZ IDA MFHR VILLAS SOLANAS APARTMENTS PROJECT
                  SERIES A BANK OF CHERRY CREEK NA LOC (HOUSING REVENUE LOC)SS.+/-         3.05       11/15/2032         2,700,000
                                                                                                                   ---------------

CALIFORNIA - 2.09%
         100,000  CALIFORNIA STATE PUBLIC WORKS BOARD CTFS SERIES D (LEASE
                  REVENUE, AMBAC INSURED)SS.+/-                                            3.04       12/01/2019           100,000
          55,000  CALIFORNIA STATE PUTTERS SERIES 239Z AMBAC INSURED (OTHER
                  REVENUE LOC)SS.+/-                                                       3.07       12/01/2032            55,000
         100,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED
                  (TRANSPORTATION REVENUE LOC)SS.+/-                                       3.07       05/01/2008           100,000
         205,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                  (LEASE REVENUE LOC)SS.+/-                                                3.07       02/15/2026           205,000
         100,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                  (LEASE REVENUE, AMBAC INSURED)SS.+/-                                     3.07       02/15/2026           100,000
      10,790,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                  (LEASE REVENUE, AMBAC INSURED)SS.+/-                                     3.07       02/15/2026        10,790,000
          80,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS SERIES
                  149 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)SS.+/-                     3.06       08/01/2027            80,000

                                                                                                                        11,430,000
                                                                                                                   ---------------

COLORADO - 0.23%
       1,250,000  HUDSON CO SERIES A   (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-              3.24       11/01/2020         1,250,000
                                                                                                                   ---------------

DISTRICT OF COLUMBIA - 2.00%
      10,935,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY VA GENERAL
                  AIRPORT REVENUE MT 108   (AIRPORT REVENUE LOC)SS.+/-                     3.10       10/01/2014        10,935,000
                                                                                                                   ---------------

FLORIDA - 4.47%
         265,000  BROWARD COUNTY FL HFA MFHR SANCTUARY COVE APARTMENTS SERIES A
                  (HOUSING REVENUE LOC)SS.+/-                                              3.06       06/15/2037           265,000
       3,515,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY REVENUE PROJECT 2723
                  (AIRPORT REVENUE LOC)SS.+/-                                              3.10       10/01/2015         3,515,000
       4,370,000  HILLSBOROUGH COUNTY FL PORT DISTRICT REVENUE PROJECT 2571
                  (AIRPORT REVENUE LOC)SS.+/-                                              3.10       06/01/2020         4,370,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL                      PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUND                                   JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (CONTINUED)
$      2,861,000  HILLSBOROUGH COUNTY FL PORT DISTRICT REVENUE SERIES 1019
                  (AIRPORT REVENUE LOC)SS.+/-                                              3.09%      06/01/2018   $     2,861,000
       3,675,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION STI PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                   3.07       12/01/2020         3,675,000
       4,575,000  ORANGE COUNTY FL HFA HOMEOWNER REVENUE MT 118 (OTHER
                  REVENUE)SS.+/-                                                           3.11       03/01/2034         4,575,000
       5,220,000  SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY HOUSING FINANCE
                  (HOUSING REVENUE LOC)SS.+/-                                              3.11       01/01/2030         5,220,000

                                                                                                                        24,481,000
                                                                                                                   ---------------

GEORGIA - 4.80%
      26,300,000  CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY (OTHER
                  REVENUE LOC)SS.+/-                                                       3.45       01/01/2023        26,300,000
                                                                                                                   ---------------

IDAHO - 0.57%
       3,105,000  BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT YELLOWSTONE
                  PLASTICS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                  3.20       08/01/2014         3,105,000
                                                                                                                   ---------------

ILLINOIS - 7.72%
       1,500,000  CHICAGO IL ECONOMIC DEVELOPMENT REVENUE CRANE CARTON COMPANY
                  PROJECT BANKERS TRUST COMPANY LOC (ECONOMIC DEVELOPMENT
                  REVENUE LOC)SS.+/-                                                       3.20       06/01/2012         1,500,000
       2,285,000  GENEVA IL CONTINENTAL ENVELOPE PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)SS.+/-                                               3.13       09/01/2006         2,285,000
       3,815,000  ILLINOIS FINANCE AUTHORITY MCL INCORPORATED PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                   3.13       06/01/2017         3,815,000
       1,275,000  ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (INDUSTRIAL
                  DEVELOPMENT REVENUE, JP MORGAN CHASE BANK LOC)SS.+/-                     3.13       12/01/2018         1,275,000
       1,100,000  ILLINOIS FINANCE AUTHORITY SURGIPATH MEDICAL INDUSTRY
                  PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                           3.20       06/01/2011         1,100,000
       5,955,000  ILLINOIS FINANCING AUTHORITY MFHR MILLAGEBROOK APARTMENTS
                  PROJECT (MULTI-FAMILY HOUSING REVENUE LOC)SS.+/-                         3.09       05/01/2035         5,955,000
      14,750,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY REVENUE HOMEOWNER
                  MORTGAGE A3 (HOUSING REVENUE LOC)SS.+/-                                  3.09       08/01/2035        14,750,000
       2,700,000  LAKE COUNTY IL BROWN PAPER GOODS PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)SS.+/-                                           3.54       10/01/2021         2,700,000
       2,600,000  LAKE COUNTY IL IDR NORTHPOINT ASSOCIATION (INDUSTRIAL
                  DEVELOPMENT REVENUE)SS.+/-                                               3.12       07/01/2029         2,600,000
       1,830,000  LAKE ZURICH IL IDR (ECONOMIC DEVELOPMENT REVENUE)SS.+/-                  3.13       12/01/2009         1,830,000
       4,500,000  WILL COUNTY IL EXEMPT FACILITIES BP AMOCO CHEMICAL COMPANY
                  (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                   3.16       04/01/2030         4,500,000

                                                                                                                        42,310,000
                                                                                                                   ---------------

INDIANA - 0.64%
       2,500,000  INDIANA STATE FINANCE AUTHORITY PSI ENERGY INCORPORATED
                  PROJECT S SERIES B (OTHER REVENUE)SS.+/-                                 3.09       10/01/2040         2,500,000
       1,000,000  WHITING IN ENVIRONMENTAL FACILITIES REVENUE AMOCO OIL COMPANY
                  PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                           3.16       07/01/2031         1,000,000

                                                                                                                         3,500,000
                                                                                                                   ---------------

IOWA - 0.99%
         395,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGES
                  AMBROSE (COLLEGE AND UNIVERSITY REVENUE LOC)SS.+/-                       3.07       04/01/2033           395,000
       5,000,000  IOWA STATE (PROPERTY TAX REVENUE)                                        4.50       06/30/2006         5,025,756

                                                                                                                         5,420,756
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL                      PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUND                                   JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
KANSAS - 0.04%
$        200,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY REVENUE VLG SHALOM
                  OBLIGATION GROUP SERIES BB (HEALTHCARE FACILITIES REVENUE
                  LOC)SS.+/-                                                               3.07%      11/15/2028   $       200,000
                                                                                                                   ---------------

KENTUCKY - 1.77%
       3,000,000  CARROLL COUNTY KY SOLID WASTE DISPOSAL REVENUE BPB
                  ACQUISITION PROJECT   (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-         3.10       05/01/2031         3,000,000
       4,155,000  DAVIESS COUNTY KY MULTI-FAMILY PARK REGENCY (HOUSING
                  REVENUE)SS.+/-                                                           3.15       07/01/2020         4,155,000
       2,570,000  MADISONVILLE KY PERIOD INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)SS.+/-                                               3.20       05/01/2015         2,570,000

                                                                                                                         9,725,000
                                                                                                                   ---------------

LOUISIANA - 2.23%
       2,700,000  LAKE CHARLES LA HARBOR & DISTRICT CONOCO INCORPORATED PROJECT
                  B (INDUSTRIAL DEVELOPMENT REVENUE, BANK ONE CHICAGO NA LOC)SS.+/-        3.08       09/01/2012         2,700,000
       9,500,000  PORT NEW ORLEANS LA BOARD REVENUE (OTHER REVENUE LOC)SS.+/-              3.12       06/01/2034         9,500,000

                                                                                                                        12,200,000
                                                                                                                   ---------------

MAINE - 1.64%
       9,000,000  MAINE STATE HOUSING AUTHORITY MULTI-FAMILY REVENUE PARK
                  VILLAGE (HOUSING REVENUE LOC)SS.+/-                                      3.09       10/28/2032         9,000,000
                                                                                                                   ---------------

MICHIGAN - 2.38%
       2,000,000  MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                           4.50       09/29/2006         2,015,866
         700,000  MICHIGAN STATE STRATEGIC FUNDING GRAYLING GENERATING PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE, BARCLAYS BANK PLC LOC)SS.+/-            3.07       01/01/2014           700,000
      10,320,000  WAYNE COUNTY MI AIRPORT AUTHORITY REVENUE (AIRPORT REVENUE
                  LOC)SS.+/-                                                               3.10       12/01/2024        10,320,000

                                                                                                                        13,035,866
                                                                                                                   ---------------

MINNESOTA - 6.99%
       1,200,000  DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MULTI-FAMILY
                  HOUSING REVENUE, FHLMC INSURED)SS.+/-                                    3.07       12/01/2022         1,200,000
       1,055,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                  PROJECT,  LASALLE BANK NA LOC (MULTI-FAMILY HOUSING REVENUE)SS.+/-       3.09       04/15/2035         1,055,000
         925,000  INVER GROVE HEIGHTS MN GROVE INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)SS.+/-                                             3.04       05/15/2035           925,000
       2,140,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  AIRPORT REVENUE (AIRPORT REVENUE LOC)SS.+/-                              3.10       01/01/2013         2,140,000
       1,200,000  MINNEAPOLIS MN MFHR DRIFTWOOD APARTMENTS PROJECT A (HOUSING
                  REVENUE)SS.+/-                                                           3.14       10/01/2024         1,200,000
         130,000  MINNEAPOLIS MN MFHR GATEWAY REAL ESTATE (HOUSING REVENUE)SS.+/-          3.09       10/01/2032           130,000
      10,300,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES B (HOUSING
                  REVENUE)SS.+/-                                                           3.09       01/01/2033        10,300,000
       1,500,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING
                  REVENUE LOC)SS.+/-                                                       3.09       01/01/2035         1,500,000
       8,000,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                  REVENUE)                                                                 2.95       05/18/2006         8,000,000
         390,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES G (HOUSING
                  REVENUE LOC)SS.+/-                                                       3.07       01/01/2032           390,000
       1,905,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES J (HOUSING
                  REVENUE)SS.+/-                                                           3.09       07/01/2033         1,905,000
         400,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                  SCHOLASTICA SERIES A (HOUSING REVENUE, MARSHALL & ISLEY BANK
                  LOC)SS.+/-                                                               3.07       12/01/2034           400,000
       2,030,000  MONTROSE MN IDR LYMAN LUMBER COMPANY PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)SS.+/-                                           3.17       05/01/2026         2,030,000
         565,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MULTI-FAMILY HOUSING
                  REVENUE, FNMA INSURED)SS.+/-                                             3.04       10/01/2035           565,000
       1,460,000  ST. LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)SS.+/-          3.09       09/15/2031         1,460,000
         450,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
                  COOLING REVENUE SERIES I (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)SS.+/-                                                               3.09       06/01/2015           450,000
         850,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
                  COOLING REVENUE SERIES L DEXIA CREDIT LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)SS.+/-                                           3.09       03/01/2018           850,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL                      PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUND                                   JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$      2,325,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES R
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE LOC)SS.+/-      3.17%      03/01/2022   $     2,325,000
       1,500,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES
                  2005 4 SERIES I (OTHER REVENUE LOC)SS.+/-                                3.09       12/01/2025         1,500,000

                                                                                                                        38,325,000
                                                                                                                   ---------------

MISSISSIPPI - 1.68%
       1,065,000  MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM &
                  GLASS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                     3.23       01/01/2014         1,065,000
       7,150,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CENTRAL BAKING
                  COMPANY (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                    3.07       11/01/2025         7,150,000
       1,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MS INDUSTRIAL
                  DEVELOPMENT REVENUE REGIONAL ASSEMBLY & MANUFACTURING
                  PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                       3.10       12/01/2018         1,000,000

                                                                                                                         9,215,000
                                                                                                                   ---------------

MISSOURI - 0.60%
       3,300,000  HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                   3.13       03/01/2010         3,300,000
                                                                                                                   ---------------

NEVADA - 3.39%
       9,300,000  CLARK COUNTY NV NEVADA COGENERATION ASSOCIATION II
                  (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                   3.17       12/01/2022         9,300,000
       6,300,000  CLARK COUNTY NV PASSENGER FACILITIES CHARGE REVENUE MCCARRAN
                  INTERNATIONAL AIRPORT A2 (OTHER REVENUE LOC)SS.+/-                       3.09       07/01/2022         6,300,000
       2,975,000  NEVADA HOUSING DIVISION SERIES A (HOUSING REVENUE, FNMA
                  INSURED)SS.+/-                                                           3.09       10/15/2035         2,975,000

                                                                                                                        18,575,000
                                                                                                                   ---------------

NEW JERSEY - 2.20%
      12,000,000  NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES,
                  TERRITORIES)                                                             4.00       06/23/2006        12,040,864
                                                                                                                   ---------------

NEW YORK - 4.07%
       4,600,000  NEW YORK STATE HFA EAST 84TH STREET (HOUSING REVENUE, FNMA
                  INSURED)SS.+/-                                                           3.05       05/15/2033         4,600,000
         750,000  NEW YORK STATE HFA REVENUE 240 EAST 39TH STREET HOUSING
                  (HOUSING REVENUE LOC)SS.+/-                                              3.05       05/15/2030           750,000
       4,850,000  NEW YORK STATE HFA REVENUE 363 WEST 30TH STREET A (HOUSING
                  REVENUE LOC)SS.+/-                                                       3.04       11/01/2032         4,850,000
      12,100,000  NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE LOC)SS.+/-          3.05       05/01/2029        12,100,000

                                                                                                                        22,300,000
                                                                                                                   ---------------

NORTH CAROLINA - 0.88%
       1,865,000  CLEVELAND COUNTY NC INDUSTRIAL FACILITIES & POLLUTION CONTROL
                  FINANCING AUTHORITY BLACHFORD RUBBER PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE, BANK ONE CHICAGO NA LOC)SS.+/-                      3.08       07/01/2023         1,865,000
       2,980,000  RALEIGH DURHAM NC AIRPORT AUTHORITY AIRPORT REVENUE PROJECT
                  2569 (AIRPORT REVENUE LOC)SS.+/-                                         3.10       05/01/2015         2,980,000

                                                                                                                         4,845,000
                                                                                                                   ---------------

NORTH DAKOTA - 1.96%
       3,500,000  NORTH DAKOTA STATE HFA HOME MORTGAGE SERIES B (HOUSING
                  REVENUE)SS.+/-                                                           3.09       01/01/2035         3,500,000
       7,215,000  NORTH DAKOTA STATE HFA HOME MORTGAGE SERIES B (HOUSING
                  REVENUE, KBC BANK NV LOC)SS.+/-                                          3.09       01/01/2034         7,215,000

                                                                                                                        10,715,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL                      PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUND                                   JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
OHIO - 0.45%
$      1,395,000  FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                   3.62%      10/01/2021   $     1,395,000
       1,050,000  OHIO STATE SOLID WASTE REVENUE BP EXPLORATION & OIL PROJECT
                  (SOLID WASTE REVENUE LOC)SS.+/-                                          3.16       08/01/2034         1,050,000

                                                                                                                         2,445,000
                                                                                                                   ---------------

OREGON - 3.10%
      17,000,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT MORTGAGE
                  REVENUE SINGLE FAMILY MORTGAGE PROJECT SERIES P (HOUSING
                  REVENUE)                                                                 3.00       03/15/2006        17,010,583
                                                                                                                   ---------------

OTHER - 2.94%
          15,000  CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS (OTHER REVENUE,
                  STATE STREET BANK & TRUST LOC)SS.+/-++                                   3.37       02/01/2030            15,000
      16,097,000  CLIPPER TAX EXEMPT TRUST COP (OTHER REVENUE)+/-                          3.22       08/01/2007        16,097,000

                                                                                                                        16,112,000
                                                                                                                   ---------------

PENNSYLVANIA - 1.89%
       2,250,000  DELAWARE COUNTY PA IDA REVENUE (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)SS.+/-                                                       3.07       11/01/2038         2,250,000
       3,910,000  PENNSYLVANIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  EXEMPT FACILITIES REVENUE PROJECT SERIES B (ECONOMIC
                  DEVELOPMENT REVENUE)SS.+/-                                               3.10       11/01/2041         3,910,000
       3,700,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL ASSISTANCE AGENCY
                  STUDENT LOAN REVENUE SERIES A (COLLEGE & UNIVERSITY REVENUE
                  LOC)SS.+/-                                                               3.09       06/01/2029         3,700,000
         525,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                     3.04       07/01/2034           525,000

                                                                                                                        10,385,000
                                                                                                                   ---------------

SOUTH CAROLINA - 3.54%
       3,195,000  FLORENCE COUNTY SC ROCHE CAROLINA INCORPORATED PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                   3.17       04/01/2027         3,195,000
       1,500,000  FLORENCE COUNTY SC ROCHE CAROLINA INCORPORATED PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                   3.17       04/01/2028         1,500,000
         680,000  FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
                  TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)SS.+/-                                           3.17       04/01/2026           680,000
       5,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE SOUTH ATLANTIC CANNERS PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                               3.08       12/01/2021         5,000,000
       5,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE WASTE MANAGEMENT (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)SS.+/-                                           3.08       07/01/2024         5,000,000
       4,000,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                  RENTAL HOUSING ROCKY CREEK (MULTI-FAMILY HOUSING REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                                 3.08       01/01/2048         4,000,000

                                                                                                                        19,375,000
                                                                                                                   ---------------

TENNESSEE - 3.71%
       1,930,000  COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY
                  PERFORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                3.20       06/01/2016         1,930,000
       8,000,000  HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
                  MANUFACTURING COMPANY PROJECT (INDUSTRIAL DEVELOPMENT
                  REVENUE)SS.+/-                                                           3.22       05/01/2020         8,000,000
       7,475,000  SCA TAX EXEMPT TRUST PT 2518 HAMILTON COUNTY FINANCE
                  (HOUSING REVENUE LOC)SS.+/-                                              3.11       01/01/2030         7,475,000
       2,950,000  SCA TAX EXEMPT TRUST PT 2520 MEMPHIS HEALTH EDUCATIONAL
                  FINANCE (HOUSING REVENUE LOC)SS.+/-                                      3.11       01/01/2030         2,950,000

                                                                                                                        20,355,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL                      PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUND                                   JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
TEXAS - 7.48%
$     11,300,000  CALHOUN COUNTY TX NAVY IDA PORT REVENUE FORMOSA PLASTICS
                  CORPORATION PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-           3.11%      11/01/2015   $   11,300,000
       3,990,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT REVENUE SERIES 778
                  Z (AIRPORT REVENUE LOC)SS.+/-                                            3.09       11/01/2011        3,990,000
       6,775,000  GULF COAST TX IDA ENVIRONMENTAL FACILITIES REVENUE CITGO
                  PETROLEUM CORPORATION PROJECT (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)SS.+/-                                                       3.16       02/01/2032        6,775,000
       2,060,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION
                  INDUSTRIAL DEVELOPMENT REVENUE PRECISION GENERAL INCORPORATED
                  PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                           3.08       10/01/2016        2,060,000
       8,000,000  HARRIS COUNTY TX TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)           3.75       02/28/2006        8,005,173
       2,300,000  MONTGOMERY COUNTY TX IDA POROUS MEDIA LIMITED PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                   3.24       09/01/2015        2,300,000
       2,500,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED STUDENT
                  LOAN REVENUE SERIES A (OTHER REVENUE LOC)SS.+/-                          3.09       04/01/2036        2,500,000
       4,000,000  TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL OBLIGATION -
                  STATES, TERRITORIES)                                                     4.50       08/31/2006        4,033,938

                                                                                                                       40,964,111
                                                                                                                   --------------

UTAH - 1.37%
       7,500,000  UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A
                  (HOUSING REVENUE)SS.+/-                                                  3.47       07/01/2038        7,500,000
                                                                                                                   --------------

VIRGINIA - 1.17%
       6,400,000  CAPITAL REGION AIRPORT COMMISSION VA PASSENGER FACILITIES
                  CHARGE REVENUE SERIES A (OTHER REVENUE LOC)SS.+/-                        3.08       06/01/2035        6,400,000
                                                                                                                   --------------

WASHINGTON - 6.12%
       2,000,000  PORT BELLINGHAM WA INDUSTRIAL DEVELOPMENT CORPORATION BP WEST
                  COAST PRODUCTS LLC PROJECT (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)SS.+/-                                                               3.16       12/01/2033        2,000,000
       5,000,000  PORT OF SEATTLE WA (OTHER REVENUE)SS.+/-                                 3.09       09/01/2035        5,000,000
       4,700,000  PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION REVENUE
                  CROWLEY MARINE SERVICES PROJECT (AIRPORT REVENUE LOC)SS.+/-              3.10       12/31/2021        4,700,000
       7,300,000  SCA TAX EXEMPT TRUST PT 2519 WASHINGTON STATE HOUSING
                  FINANCE (HOUSING REVENUE LOC)SS.+/-                                      3.11       01/01/2030        7,300,000
       8,000,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  SOLID WASTE DISPOSAL REVENUE WASTE MANAGEMENT INCORPORATED
                  PROJECT SERIES D (POLLUTION CONTROL REVENUE LOC)SS.+/-                   3.07       07/01/2027        8,000,000
       5,050,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MULTI-FAMILY
                  REVENUE PARK VISTA RETIREMENT PROJECT A (HOUSING REVENUE
                  LOC)SS.+/-                                                               3.20       03/01/2041        5,050,000
       1,500,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR MILL POINT
                  APARTMENTS PROJECT SERIES A US BANK TRUST NA LOC (HOUSING
                  REVENUE LOC)SS.+/-                                                       3.17       01/01/2030        1,500,000

                                                                                                                       33,550,000
                                                                                                                   --------------

WEST VIRGINIA - 3.25%
      17,800,000  MARION COUNTY WV COMMISSION SOLID WASTE DISPOSAL FACILITIES
                  REVENUE GRANT TOWN PROJECT A (SOLID WASTE REVENUE LOC)SS.+/-             3.08       10/01/2017       17,800,000
                                                                                                                   --------------

WISCONSIN - 3.03%
       1,830,000  ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                   3.20       05/01/2020        1,830,000
       1,285,000  MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)SS.+/-                                               3.20       05/01/2020        1,285,000
       3,500,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY HELWIG CARBON PRODUCTS
                  SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                          3.20       11/01/2028        3,500,000
       3,300,000  NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)SS.+/-                                               3.20       07/01/2021        3,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL                      PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUND                                   JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN (CONTINUED)
$      6,700,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                  OWNERSHIP REVENUE SERIES I FSA INSURED (HOUSING REVENUE LOC)SS.+/-       3.09%      09/01/2032   $    6,700,000

                                                                                                                       16,615,000
                                                                                                                   --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $509,865,180)                                                                     509,865,180
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $546,725,180)*                                      99.78%                                                   $  546,725,180

OTHER ASSETS AND LIABILITIES, NET                          0.22                                                         1,196,680
                                                         ------                                                    --------------

TOTAL NET ASSETS                                         100.00%                                                   $  547,921,860
                                                         ------                                                    --------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL                      PORTFOLIO OF INVESTMENTS --
MONEY MARKET FUND                                   JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      THE FUND(S) INVESTS ONLY IN SECURITIES WITH REMAINING MATURITIES NOT EXCEEDING 397 DAYS (13 MONTHS). CERTAIN FLOATING- AND VARIABLE-RATE INSTRUMENTS IN THE PORTFOLIO MAY HAVE MATURITIES IN EXCESS OF 397 DAYS, BUT CARRY A DEMAND FEATURE THAT PERMITS THE HOLDER TO TENDER THE INSTRUMENTS BACK TO THE ISSUER AT PAR VALUE PRIOR TO MATURITY.

      THE AMORTIZED COST METHOD IS USED TO VALUE PORTFOLIO SECURITIES. THE AMORTIZED COST METHOD INVOLVES VALUING A SECURITY AT ITS COST, PLUS ACCRETION OF DISCOUNT OR MINUS AMORTIZATION OF PREMIUM OVER THE PERIOD UNTIL MATURITY, WHICH APPROXIMATES MARKET VALUE. THE FUND(S) SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, ALTHOUGH THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

      INVESTMENTS WHICH ARE NOT VALUED USING ANY OF THE METHODS DISCUSSED ABOVE ARE VALUED AT THEIR FAIR VALUE AS DETERMINED BY PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      SECURITIES TRANSACTIONS ARE RECORDED ON A TRADE DATE BASIS. REALIZED GAINS OR LOSSES ARE REPORTED ON THE BASIS OF IDENTIFIED COST OF SECURITIES DELIVERED. INTEREST INCOME IS ACCRUED DAILY AND BOND DISCOUNTS ARE ACCRETED AND PREMIUMS ARE AMORTIZED DAILY.

OTHER

FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 99.37%

BUSINESS SERVICES - 1.06%
          88,000  FIRST DATA CORPORATION<<                                                                    $     3,968,800
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 46.17%
         604,762  BANK OF AMERICA CORPORATION<<                                                                    26,748,624
         296,000  BANK OF NEW YORK COMPANY INCORPORATED                                                             9,415,760
          72,250  BANK OF THE OZARKS INCORPORATED<<                                                                 2,632,790
         640,900  CITIGROUP INCORPORATED                                                                           29,853,122
         127,200  CITY NATIONAL CORPORATION                                                                         9,536,184
          86,700  COMPASS BANCSHARES INCORPORATED                                                                   4,224,024
         113,742  CULLEN FROST BANKERS INCORPORATED                                                                 6,112,495
         129,200  GOLDEN WEST FINANCIAL CORPORATION<<                                                               9,124,104
         358,000  JP MORGAN CHASE & COMPANY                                                                        14,230,500
          77,000  NORTHERN TRUST CORPORATION                                                                        4,020,170
         117,600  PNC FINANCIAL SERVICES GROUP                                                                      7,627,536
          82,000  STATE STREET CORPORATION                                                                          4,957,720
         334,065  SUMMIT BANCSHARES INCORPORATED                                                                    6,564,377
          37,700  SUNTRUST BANKS INCORPORATED                                                                       2,693,665
         100,850  TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A                                                    3,104,163
         469,500  US BANCORP                                                                                       14,042,745
         121,800  WACHOVIA CORPORATION<<                                                                            6,678,294
          27,400  WESTERN SIERRA BANCORP+                                                                           1,097,096
         137,900  ZIONS BANCORPORATION                                                                             10,903,753

                                                                                                                  173,567,122
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.48%
         285,000  GENERAL ELECTRIC COMPANY                                                                          9,333,750
                                                                                                              ---------------

FINANCIAL SERVICES - 0.83%
         105,800  INDEPENDENT BANK CORPORATION MASSACHUSETTS<<                                                      3,120,042
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.66%
         106,700  ASPEN INSURANCE HOLDINGS LIMITED                                                                  2,473,306
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.65%
         151,700  NATIONAL FINANCIAL PARTNERS CORPORATION                                                           8,117,467
          52,800  WILLIS GROUP HOLDINGS LIMITED                                                                     1,832,688

                                                                                                                    9,950,155
                                                                                                              ---------------

INSURANCE CARRIERS - 18.78%
          74,000  ACE LIMITED                                                                                       4,051,500
          71,600  ALLSTATE CORPORATION                                                                              3,726,780
         272,200  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                        17,818,212
          55,900  CHUBB CORPORATION                                                                                 5,274,165
          24,000  EVEREST REINSURANCE GROUP LIMITED                                                                 2,319,600
          70,000  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                        1,706,600
         104,000  GENWORTH FINANCIAL INCORPORATED                                                                   3,407,040
         144,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                   11,841,120
          78,800  PRUDENTIAL FINANCIAL INCORPORATED                                                                 5,936,792
          36,600  SELECTIVE INSURANCE GROUP INCORPORATED                                                            2,122,800
         273,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                        12,388,740

                                                                                                                   70,593,349
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 10.02%
         204,000  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                             7,252,200
         194,000  AMERICAN EXPRESS COMPANY                                                                         10,175,300
         125,200  CAPITAL ONE FINANCIAL CORPORATION                                                                10,429,160

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
          54,000  FANNIE MAE                                                                                  $      3,128,760
          98,500  FREDDIE MAC                                                                                        6,684,210

                                                                                                                    37,669,630
                                                                                                              ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 16.72%
          65,300  ALLIANCE CAPITAL MANAGEMENT HOLDING LIMITED PARTNERSHIP                                            3,946,732
         225,600  AMVESCAP PLC ADR<<                                                                                 4,162,320
          67,400  BEAR STEARNS COMPANIES INCORPORATED                                                                8,523,404
          88,800  GOLDMAN SACHS GROUP INCORPORATED                                                                  12,543,000
          46,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                              6,460,700
         195,100  MERRILL LYNCH & COMPANY INCORPORATED                                                              14,646,157
         124,000  MORGAN STANLEY                                                                                     7,619,800
          71,000  NUVEEN INVESTMENTS CLASS A                                                                         3,221,270
          85,000  TD AMERITRADE HOLDING CORPORATION+<<                                                               1,720,400

                                                                                                                    62,843,783
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $286,817,159)                                                                            373,519,937
                                                                                                              ----------------

COLLATERAL FOR SECURITIES LENDING - 11.93%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.54%
         775,443  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               775,443
       1,251,656  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    1,251,656

                                                                                                                     2,027,099
                                                                                                              ----------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 11.39%
$        181,783  AMERICAN GENERAL FINANCE+++/-                                    4.47%      03/15/2007               181,850
         738,300  AMSTERDAM FUNDING CORPORATION                                    4.36       02/02/2006               738,211
         201,981  APRECO LLC                                                       4.49       03/15/2006               200,918
          75,682  APRECO LLC++                                                     4.65       05/15/2006                74,688
         156,333  AQUIFER FUNDING LIMITED++                                        4.38       02/06/2006               156,235
         504,952  AQUIFER FUNDING LIMITED++                                        4.37       02/07/2006               504,573
         364,010  ATLANTIC ASSET SECURITIZATION CORPORATION                        4.53       02/13/2006               363,464
         249,244  ATLANTIC ASSET SECURITIZATION CORPORATION++                      4.52       02/15/2006               248,808
         242,377  ATLAS CAPITAL FUNDING LIMITED++                                  4.65       05/15/2006               239,194
         504,952  ATLAS CAPITAL FUNDING LIMITED+++/-                               4.51       10/20/2006               504,952
          80,792  ATOMIUM FUNDING CORPORATION++                                    4.56       04/12/2006                80,076
         121,188  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $121,203)                                        4.55       02/01/2006               121,188
          70,067  BETA FINANCE INCORPORATED SERIES MTN+/-                          4.60       06/02/2006                70,086
       1,203,805  BHP BILLITON FINANCE (USA) LIMITED                               4.48       02/01/2006             1,203,805
       1,068,478  BUCKINGHAM CDO LLC                                               4.34       02/03/2006             1,068,211
         504,952  BUCKINGHAM II CDO LLC++                                          4.39       02/09/2006               504,447
         202,768  BUCKINGHAM II CDO LLC                                            4.55       02/27/2006               202,111
         635,855  CAIRN HIGH GRADE FUNDING I                                       4.52       02/01/2006               635,855
         282,773  CAIRN HIGH GRADE FUNDING I                                       4.52       02/06/2006               282,595
       1,090,696  CAIRN HIGH GRADE FUNDING I                                       4.52       02/08/2006             1,089,736
         333,349  CANCARA ASSET SECURITIZATION LIMITED                             4.52       02/07/2006               333,099
          67,058  CANCARA ASSET SECURITIZATION LIMITED                             4.53       02/15/2006                66,940
          99,374  CEDAR SPRINGS CAPITAL COMPANY LLC                                4.52       02/03/2006                99,350
         514,243  CEDAR SPRINGS CAPITAL COMPANY LLC++                              4.56       02/21/2006               512,957
         201,981  CEDAR SPRINGS CAPITAL COMPANY LLC++                              4.56       02/24/2006               201,401
         342,923  CEDAR SPRINGS CAPITAL COMPANY LLC++                              4.49       03/13/2006               341,205
         105,656  CEDAR SPRINGS CAPITAL COMPANY LLC++                              4.50       03/14/2006               105,113
         187,539  CEDAR SPRINGS CAPITAL COMPANY LLC                                4.53       04/05/2006               186,042
          35,872  CHARIOT FUNDING LLC++                                            4.47       02/15/2006                35,809

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                              INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        565,546  CHARTA LLC                                                       4.28%      02/13/2006       $       564,698
         343,367  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                  4.36       02/05/2007               343,367
         717,031  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                  4.38       02/07/2007               717,031
         807,923  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                  4.43       02/13/2007               807,923
         626,140  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-               4.55       05/04/2006               624,550
          55,625  CULLINAN FINANCE CORPORATION++                                   4.46       02/15/2006                55,528
         504,952  CULLINAN FINANCE CORPORATION SERIES MTN+/-                       4.38       11/15/2006               505,007
         403,961  DEER VALLEY FUNDING LLC                                          4.54       04/10/2006               400,483
       6,059,420  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $6,060,177)                                      4.50       02/01/2006             6,059,420
          26,257  DNB NOR BANK ASA                                                 4.39       02/22/2006                26,189
         291,579  EIFFEL FUNDING LLC                                               4.50       02/01/2006               291,579
         585,744  EUREKA SECURITIZATION INCORPORATED                               4.40       02/08/2006               585,229
         456,012  GALAXY FUNDING INCORPORATED                                      4.51       02/01/2006               456,012
          22,218  GENERAL ELECTRIC CAPITAL CORPORATION                             4.45       02/01/2006                22,218
       1,009,903  GOLDMAN SACHS GROUP INCORPORATED                                 4.53       02/02/2006             1,009,782
         484,754  GOLDMAN SACHS GROUP INCORPORATED+/-                              4.60       06/30/2006               484,754
       6,059,420  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT
                  (MATURITY VALUE $6,060,177)                                      4.50       02/01/2006             6,059,420
         504,952  ING AMERICA INSURANCE HOLDINGS INCORPORATED                      4.49       02/15/2006               504,068
         323,169  ING USA ANNUITY & LIFE INSURANCE+/-                              4.66       06/06/2006               323,169
          26,257  K2 (USA) LLC++                                                   4.66       05/02/2006                25,958
          93,416  K2 (USA) LLC SERIES MTN+/-                                       4.59       07/24/2006                93,447
         302,971  KAUPTHING BANK HF SERIES MTN+/-                                  4.55       03/20/2007               302,941
          29,954  KLIO II FUNDING CORPORATION                                      4.53       03/16/2006                29,792
         131,712  KLIO III FUNDING CORPORATION++                                   4.56       02/24/2006               131,334
         161,585  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                         4.55       03/16/2006               161,585
         464,859  LEXINGTON PARKER CAPITAL CORPORATION                             4.50       02/01/2006               464,859
         126,662  LEXINGTON PARKER CAPITAL CORPORATION++                           4.55       02/03/2006               126,630
          20,198  LEXINGTON PARKER CAPITAL CORPORATION                             4.65       05/02/2006                19,968
         504,952  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                           4.53       05/26/2006               505,022
          24,238  LIBERTY STREET FUNDING CORPORATION++                             4.51       02/21/2006                24,177
          25,167  LIBERTY STREET FUNDING CORPORATION                               4.58       03/22/2006                25,012
         233,550  LINKS FINANCE LLC SERIES MTN+/-                                  4.46       03/15/2006               233,548
          40,396  LINKS FINANCE LLC SERIES MTN1+/-                                 4.40       09/12/2006                40,395
         302,971  LIQUID FUNDING LIMITED+++/-                                      4.36       03/03/2006               302,971
         464,556  LIQUID FUNDING LIMITED+++/-                                      4.44       08/14/2006               464,556
         302,971  MORGAN STANLEY+/-                                                4.58       03/13/2006               302,971
         605,942  MORGAN STANLEY+/-                                                4.57       10/10/2006               605,942
          93,416  MORGAN STANLEY SERIES EXL+/-                                     4.50       08/13/2010                93,440
         989,705  NATEXIS BANQUE POPULAIRES                                        4.30       02/01/2006               989,705
          20,198  NATIONWIDE BUILDING SOC+++/-                                     4.74       07/21/2006                20,215
         945,613  NIEUW AMSTERDAM RECEIVABLES CORPORATION                          4.37       02/07/2006               944,904
          30,297  NIEUW AMSTERDAM RECEIVABLES CORPORATION                          4.46       02/09/2006                30,267
       1,065,448  NORTHERN ROCK PLC+++/-                                           4.63       04/21/2006             1,065,501
       1,009,903  NORTHERN ROCK PLC+++/-                                           4.40       02/05/2007             1,009,782
         696,833  OLD LINE FUNDING CORPORATION                                     4.30       02/01/2006               696,833
         565,546  PREMIUM ASSET TRUST 2001-2+++/-                                  4.87       03/28/2006               565,710
          81,701  RACERS TRUST 2004-6-MM+++/-                                      4.51       05/22/2006                81,705
          67,300  RANGER FUNDING CORPORATION                                       4.37       02/02/2006                67,292
         103,010  SOCIETE GENERALE NORTH AMERICA                                   4.45       02/01/2006               103,010
          48,475  SOCIETE GENERALE NORTH AMERICA                                   4.45       02/03/2006                48,463
         233,550  TANGO FINANCE CORPORATION SERIES MTN+/-                          4.59       10/25/2006               233,627
         116,765  TRAVELLERS INSURANCE COMPANY+/-                                  4.52       02/10/2006               116,763
         504,952  UNICREDITO ITALIANO SERIES YCD+/-                                4.47       04/03/2006               504,952
         633,492  UNITEDHEALTH GROUP INCORPORATED                                  4.32       02/01/2006               633,492
         484,754  WHITE PINE FINANCE LLC SERIES MTN+/-                             4.53       06/12/2006               484,831
         504,952  WHITE PINE FINANCE LLC SERIES MTN1+/-                            4.39       07/17/2006               504,952
          60,594  WINDMILL FUNDING CORPORATION                                     4.55       02/03/2006                60,579

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                              INTEREST RATE     MATURITY DATE            VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        491,843  YORKTOWN CAPITAL LLC                                             4.32%         02/02/2006       $       491,784

                                                                                                                       42,802,261
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $44,829,360)                                                             44,829,360
                                                                                                                   --------------

REPURCHASE AGREEMENTS - 0.72%
       2,714,000  GOLDMAN SACHS AND COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $2,714,320)                4.24         02/01/2006              2,714,000

TOTAL REPURCHASE AGREEMENTS (COST $2,714,000)                                                                           2,714,000
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $334,360,519)*                                     112.02%                                                   $  421,063,297

OTHER ASSETS AND LIABILITIES, NET                        (12.02)                                                      (45,173,926)
                                                        -------                                                    --------------

TOTAL NET ASSETS                                         100.00%                                                   $  375,889,371
                                                        -------                                                    --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 97.60%

BUSINESS SERVICES - 0.52%
          6,300  ECLIPSYS CORPORATION+                                                                       $        138,978
                                                                                                             ----------------

CHEMICALS & ALLIED PRODUCTS - 51.33%
         33,300  ABBOTT LABORATORIES                                                                                1,436,895
         12,100  ABGENIX INCORPORATED+<<                                                                              267,047
          9,500  ALEXION PHARMACEUTICALS INCORPORATED+                                                                273,790
          9,200  AMGEN INCORPORATED+                                                                                  670,588
          6,600  BARR PHARMACEUTICALS INCORPORATED+                                                                   432,828
         17,800  BRISTOL-MYERS SQUIBB COMPANY                                                                         405,662
         12,400  CONOR MEDSYSTEMS INCORPORATED+<<                                                                     291,276
          3,400  DADE BEHRING HOLDINGS INCORPORATED                                                                   133,042
         13,400  DOV PHARMACEUTICAL INCORPORATED+                                                                     206,896
          9,500  ELI LILLY & COMPANY                                                                                  537,890
         14,500  ENCYSIVE PHARMACEUTICALS INCORPORATED+<<                                                             137,315
          5,000  GENENTECH INCORPORATED+                                                                              429,600
          7,900  GILEAD SCIENCES INCORPORATED+                                                                        480,873
         32,100  GLAXOSMITHKLINE PLC                                                                                  821,188
          5,800  MEDIMMUNE INCORPORATED+                                                                              197,896
         21,200  MERCK & COMPANY INCORPORATED                                                                         731,400
          6,300  MYLAN LABORATORIES INCORPORATED                                                                      124,110
         11,500  NABI BIOPHARMACEUTICALS+                                                                              43,355
         22,300  NOVARTIS AG                                                                                        1,224,498
          4,500  PDL BIOPHARMA INCORPORATED+                                                                          131,175
         76,800  PFIZER INCORPORATED                                                                                1,972,224
          8,600  SANOFI-AVENTIS SA                                                                                    788,478
         11,700  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                         498,771
          9,400  THERAVANCE INCORPORATED+                                                                             257,466
          2,700  UNITED THERAPEUTICS CORPORATION+                                                                     174,609
         49,400  VION PHARMACEUTICALS INCORPORATED+                                                                    92,378
         19,100  WYETH                                                                                                883,375

                                                                                                                   13,644,625
                                                                                                             ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.56%
          7,100  CELGENE CORPORATION+<<                                                                               505,165
          9,100  TELIK INCORPORATED+<<                                                                                174,629

                                                                                                                      679,794
                                                                                                             ----------------

FURNITURE & FIXTURES - 0.47%
          3,500  KINETIC CONCEPTS INCORPORATED+                                                                       126,665
                                                                                                             ----------------

HEALTH SERVICES - 11.11%
         17,700  CAREMARK RX INCORPORATED+                                                                            872,610
          5,700  ROCHE HOLDING AG                                                                                     900,622
         24,200  SHIRE PHARMACEUTICALS GROUP PLC ADR<<                                                              1,179,750

                                                                                                                    2,952,982
                                                                                                             ----------------

INSURANCE CARRIERS - 6.83%
          5,100  AETNA INCORPORATED                                                                                   493,680
          5,100  HEALTH NET INCORPORATED+                                                                             251,787
         11,800  UNITEDHEALTH GROUP INCORPORATED                                                                      701,156
          4,800  WELLPOINT INCORPORATED+                                                                              368,640

                                                                                                                    1,815,263
                                                                                                             ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 19.71%
         12,800  BAXTER INTERNATIONAL INCORPORATED                                                                    471,680
          4,300  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                      287,541

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
          9,220  GUIDANT CORPORATION                                                                              $       678,592
          7,200  INAMED CORPORATION+                                                                                      663,192
          4,550  KYPHON INCORPORATED+                                                                                     189,143
         14,100  MEDTRONIC INCORPORATED                                                                                   796,227
          5,500  RESMED INCORPORATED+<<                                                                                   216,920
         14,200  ST. JUDE MEDICAL INCORPORATED+                                                                           697,646
         11,400  STRYKER CORPORATION                                                                                      568,860
          9,700  ZIMMER HOLDINGS INCORPORATED+                                                                            668,815

                                                                                                                        5,238,616
                                                                                                                  ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 4.04%
         10,400  CARDINAL HEALTH INCORPORATED                                                                             749,216
          6,000  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     324,600

                                                                                                                        1,073,816
                                                                                                                  ---------------

WHOLESALE TRADE-DURABLE GOODS - 1.03%
          9,100  CYTYC CORPORATION+                                                                                       273,910
                                                                                                                  ---------------

TOTAL COMMON STOCKS (COST $24,167,148)                                                                                 25,944,649
                                                                                                                  ---------------

COLLATERAL FOR SECURITIES LENDING - 11.31%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.51%
         52,015  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    52,015
         83,959  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           83,959

                                                                                                                          135,974
                                                                                                                  ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 10.80%
$        12,194  AMERICAN GENERAL FINANCE+++/-                                        4.47%      03/15/2007                12,198
         49,524  AMSTERDAM FUNDING CORPORATION                                        4.36       02/02/2006                49,518
         13,548  APRECO LLC                                                           4.49       03/15/2006                13,477
          5,077  APRECO LLC++                                                         4.65       05/15/2006                 5,010
         10,487  AQUIFER FUNDING LIMITED++                                            4.38       02/06/2006                10,480
         33,871  AQUIFER FUNDING LIMITED++                                            4.37       02/07/2006                33,846
         24,417  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.53       02/13/2006                24,380
         16,719  ATLANTIC ASSET SECURITIZATION CORPORATION++                          4.52       02/15/2006                16,690
         16,258  ATLAS CAPITAL FUNDING LIMITED                                        4.65       05/15/2006                16,045
         33,871  ATLAS CAPITAL FUNDING LIMITED+++/-                                   4.51       10/20/2006                33,871
          5,419  ATOMIUM FUNDING CORPORATION++                                        4.56       04/12/2006                 5,371
          8,129  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENTY
                 (MATURITY VALUE $8,130)                                              4.55       02/01/2006                 8,129
          4,700  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.60       06/02/2006                 4,701
         80,749  BHP BILLITON FINANCE (USA) LIMITED                                   4.48       02/01/2006                80,749
         71,671  BUCKINGHAM CDO LLC                                                   4.34       02/03/2006                71,653
         33,871  BUCKINGHAM II CDO LLC++                                              4.39       02/09/2006                33,837
         13,601  BUCKINGHAM II CDO LLC                                                4.55       02/27/2006                13,557
         42,652  CAIRN HIGH GRADE FUNDING I                                           4.52       02/01/2006                42,652
         18,968  CAIRN HIGH GRADE FUNDING I                                           4.52       02/06/2006                18,956
         73,162  CAIRN HIGH GRADE FUNDING I                                           4.52       02/08/2006                73,097
         22,360  CANCARA ASSET SECURITIZATION LIMITED                                 4.52       02/07/2006                22,344
          4,498  CANCARA ASSET SECURITIZATION LIMITED                                 4.53       02/15/2006                 4,490
          6,666  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52       02/03/2006                 6,664
         34,494  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/21/2006                34,408
         13,548  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/24/2006                13,510
         23,003  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49       03/13/2006                22,887
          7,087  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50       03/14/2006                 7,051

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        12,580  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53%        04/05/2006       $      12,479
          2,406  CHARIOT FUNDING LLC++                                                4.47         02/15/2006               2,402
         37,936  CHARTA LLC                                                           4.28         02/13/2006              37,879
         23,032  CONCORD MINUTMEN CAPITAL COMPANY SERIES B+++/-                       4.36         02/05/2007              23,032
         48,097  CONCORD MINUTMEN CAPITAL COMPANY SERIES B+++/-                       4.38         02/07/2007              48,097
         54,194  CONCORD MINUTMEN CAPITAL COMPANY SERIES B+++/-                       4.43         02/13/2007              54,194
         42,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55         05/04/2006              41,894
          3,731  CULLINAN FINANCE CORPORATION++                                       4.46         02/15/2006               3,725
         33,871  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38         11/15/2006              33,875
         27,097  DEER VALLEY FUNDING LLC                                              4.54         04/10/2006              26,864
        406,454  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $406,505)                                            4.50         02/01/2006             406,454
          1,761  DNB NOR BANK ASA                                                     4.39         02/22/2006               1,757
         19,559  EIFFEL FUNDING LLC                                                   4.50         02/01/2006              19,559
         39,291  EUREKA SECURITIZATION INCORPORATED                                   4.40         02/08/2006              39,256
         30,588  GALAXY FUNDING INCORPORATED                                          4.51         02/01/2006              30,588
          1,490  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45         02/01/2006               1,490
         67,742  GOLDMAN SACHS GROUP INCORPORATED                                     4.53         02/02/2006              67,734
         32,516  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60         06/30/2006              32,516
        406,454  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $406,505)                                            4.50         02/01/2006             406,454
         33,871  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49         02/15/2006              33,812
         21,678  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66         06/06/2006              21,678
          1,761  K2 (USA) LLC++                                                       4.66         05/02/2006               1,741
          6,266  K2 (USA) LLC SERIES MTN+/-                                           4.59         07/24/2006               6,268
         20,323  KAUPTHING BANK HF SERIES MTN+/-                                      4.55         03/20/2007              20,321
          2,009  KLIO II FUNDING CORPORATION                                          4.53         03/16/2006               1,998
          8,835  KLIO III FUNDING CORPORATION++                                       4.56         02/24/2006               8,810
         10,839  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55         03/16/2006              10,839
         31,182  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50         02/01/2006              31,182
          8,496  LEXINGTON PARKER CAPITAL CORPORATION++                               4.55         02/03/2006               8,494
          1,355  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65         05/02/2006               1,339
         33,871  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53         05/26/2006              33,876
          1,626  LIBERTY STREET FUNDING CORPORATION++                                 4.51         02/21/2006               1,622
          1,688  LIBERTY STREET FUNDING CORPORATION                                   4.58         03/22/2006               1,678
         15,666  LINKS FINANCE LLC SERIES MTN+/-                                      4.46         03/15/2006              15,666
          2,710  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40         09/12/2006               2,710
         20,323  LIQUID FUNDING LIMITED+++/-                                          4.36         03/03/2006              20,323
         31,161  LIQUID FUNDING LIMITED+++/-                                          4.44         08/14/2006              31,161
         20,323  MORGAN STANLEY+/-                                                    4.58         03/13/2006              20,323
         40,645  MORGAN STANLEY+/-                                                    4.57         10/10/2006              40,645
          6,266  MORGAN STANLEY SERIES EXL+/-                                         4.50         03/15/2007               6,268
         66,387  NATEXIS BANQUE POPULAIRES                                            4.30         02/01/2006              66,387
          1,355  NATIONWIDE BUILDING SOC+++/-                                         4.74         07/21/2006               1,356
         63,430  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37         02/07/2006              63,382
          2,032  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46         02/09/2006               2,030
         71,468  NORTHERN ROCK PLC+++/-                                               4.63         04/21/2006              71,472
         67,742  NORTHERN ROCK PLC+++/-                                               4.40         03/05/2007              67,734
         46,742  OLD LINE FUNDING CORPORATION                                         4.30         02/01/2006              46,742
         37,936  PREMIUM ASSET TRUST 2001-2+++/-                                      4.87         03/28/2006              37,947
          5,480  RACERS TRUST 2004-6-MM+++/-                                          4.51         05/22/2006               5,481
          4,514  RANGER FUNDING CORPORATION                                           4.37         02/02/2006               4,514
          6,910  SOCIETE GENERALE NORTH AMERICA                                       4.45         02/01/2006               6,910
          3,252  SOCIETE GENERALE NORTH AMERICA                                       4.45         02/03/2006               3,251
         15,666  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59         10/25/2006              15,671
          7,832  TRAVELLERS INSURANCE COMPANY+/-                                      4.52         02/10/2006               7,832
         33,871  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47         04/03/2006              33,871
         42,493  UNITEDHEALTH GROUP INCORPORATED                                      4.32         02/01/2006              42,493
         33,871  WHITE PINE FINANCE LLC+/-                                            4.39         07/17/2006              33,871
         32,516  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.53         06/12/2006              32,521
          4,065  WINDMILL FUNDING CORPORATION                                         4.55         02/03/2006               4,063

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                            INTEREST RATE     MATURITY DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        32,992  YORKTOWN CAPITAL LLC                                           4.32%         02/02/2006      $        32,988

                                                                                                                    2,871,090
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,007,064)                                                           3,007,064
                                                                                                              ---------------
CONTRACTS                                                                 STRIKE PRICE     EXPIRATION DATE

OPTIONS - 0.27%
            207  ALEXION PHARMACEUTICALS INCORPORATED CALL+                 $  10.00          05/20/2006                1,035
            230  PFIZER INCORPORATED CALL+                                     22.50          02/18/2006               71,300

TOTAL OPTIONS (PREMIUMS PAID $72,324)                                                                                  72,335
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 5.07%
      1,347,291  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                        1,347,291
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,347,291)                                                                      1,347,291
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $28,593,827)*                                     114.25%                                               $    30,369,539

OTHER ASSETS AND LIABILITIES, NET                       (14.25)                                                    (3,786,880)
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $    26,582,659
                                                       -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,347,291.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                  STRIKE PRICE    EXPIRATION DATE         VALUE
OPTIONS - (0.01%)
            (40) CAREMARK RX INCORPORATED+                                     $55.00       03/18/2006         $        (1,800)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(5,280))                                                                      (1,800)
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 92.72%

APPLICATIONS SOFTWARE - 2.01%
        171,990  CITRIX SYSTEMS INCORPORATED+                                                                 $     5,304,172
                                                                                                              ---------------

BUSINESS SERVICES - 38.36%
         45,420  ACTIVISION INCORPORATED+                                                                             651,323
        183,140  AMDOCS LIMITED+                                                                                    5,897,108
        191,470  AUTODESK INCORPORATED<<                                                                            7,771,767
        121,210  CERNER CORPORATION+<<                                                                              5,454,450
         47,640  CHECKFREE CORPORATION+<<                                                                           2,468,705
         94,970  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                4,973,579
         95,790  COGNOS INCORPORATED+<<                                                                             3,649,599
         50,430  CTRIP.OM INTERNATIONAL ADR+                                                                        3,122,626
        303,500  EBAY INCORPORATED+                                                                                13,080,850
         20,590  F5 NETWORKS INCORPORATED+                                                                          1,332,173
         35,410  GOOGLE INCORPORATED CLASS A+                                                                      15,341,382
         78,960  MERCURY INTERACTIVE CORPORATION+<<                                                                 2,743,860
         51,810  MICROSOFT CORPORATION                                                                              1,458,452
          1,030  NAVTEQ CORPORATION+                                                                                   46,257
          5,210  NCR CORPORATION+                                                                                     193,552
         22,210  NETEASE.COM INCORPORATED ADR+<<                                                                    1,585,794
         60,500  PIXAR+<<                                                                                           3,495,690
        634,020  RED HAT INCORPORATED+<<                                                                           18,354,879
         60,730  SALESFORCE.COM INCORPORATED+<<                                                                     2,492,966
         12,430  SINA CORPORATION+<<                                                                                  289,246
        714,800  SUN MICROSYSTEMS INCORPORATED+                                                                     3,216,600
         61,600  TELVENT GIT SA+                                                                                      681,296
         78,520  THQ INCORPORATED+<<                                                                                2,061,150
            570  YAHOO JAPAN CORPORATION                                                                              772,601

                                                                                                                  101,135,905
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 0.38%
         16,450  NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                               999,667
                                                                                                              ---------------

COMMUNICATIONS - 3.75%
        212,770  ALCATEL SA+                                                                                        2,805,252
            500  NTT DOCOMO INCORPORATED                                                                              809,855
          1,750  RAKUTEN INCORPORATED                                                                               1,491,838
      2,450,000  TENCENT HOLDINGS LIMITED+                                                                          3,158,132
         52,820  USEN CORPORATION                                                                                   1,440,893
          6,390  XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                                    167,290

                                                                                                                    9,873,260
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 24.48%
         68,950  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                             1,748,572
         66,040  ADVANCED MICRO DEVICES INCORPORATED+                                                               2,764,434
        107,730  BROADCOM CORPORATION CLASS A+                                                                      7,347,186
         16,300  CANON INCORPORATED                                                                                   983,794
      6,191,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                     5,343,320
          2,930  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+                                                    24,583
        687,430  CIENA CORPORATION+                                                                                 2,749,720
         62,740  MARVELL TECHNOLOGY GROUP LIMITED+                                                                  4,292,671
        164,960  MICRON TECHNOLOGY INCORPORATED+<<                                                                  2,421,613
         16,100  MURATA MANUFACTURING COMPANY LIMITED                                                               1,166,617
         85,610  NATIONAL SEMICONDUCTOR CORPORATION                                                                 2,415,058
        154,920  NETWORK APPLIANCE INCORPORATED+                                                                    4,833,504
          9,000  NINTENDO COMPANY LIMITED                                                                           1,234,474
         96,260  QLOGIC CORPORATION+                                                                                3,818,634
        168,340  QUALCOMM INCORPORATED                                                                              8,073,587
         10,710  SAMSUNG ELECTRONICS COMPANY LIMITED                                                                8,215,830

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          1,870  SUNPOWER CORPORATION+<<                                                                      $         74,744
        649,930  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR+<<                                           7,019,244

                                                                                                                    64,527,585
                                                                                                              ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.15%
         55,470  GREENFIELD ONLINE INCORPORATED+<<                                                                     392,728
                                                                                                              ----------------

FOOD & KINDRED PRODUCTS - 0.34%
         20,910  SUNTECH POWER HOLDINGS COMPANY+                                                                       888,466
                                                                                                              ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.41%
         50,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                      1,086,910
                                                                                                              ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.04%
         87,170  APPLE COMPUTER INCORPORATED+                                                                        6,582,207
         30,040  BAKER HUGHES INCORPORATED                                                                           2,326,298
         61,240  COOPER CAMERON CORPORATION+                                                                         2,963,403
         46,330  GRANT PRIDECO INCORPORATED+                                                                         2,320,670
         81,420  HEWLETT-PACKARD COMPANY                                                                             2,538,676
        149,000  HITACHI LIMITED                                                                                     1,050,450
         66,260  INTERMEC INCORPORATED+<<                                                                            2,310,486
         13,820  NATIONAL-OILWELL VARCO INCORPORATED+<<                                                              1,051,287
         60,420  SANDISK CORPORATION+<<                                                                              4,069,891
         26,950  SMITH INTERNATIONAL INCORPORATED<<                                                                  1,212,750
            850  TREND MICRO INCORPORATED                                                                               28,332

                                                                                                                    26,454,450
                                                                                                              ----------------

INSURANCE CARRIERS - 0.30%
         10,200  WELLPOINT INCORPORATED+                                                                               783,360
                                                                                                              ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.26%
         65,910  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                           3,319,228
                                                                                                              ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.37%
        217,000  MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                   982,285
                                                                                                              ----------------

MOTION PICTURES - 0.49%
         48,470  DREAMWORKS ANIMATION SKG INCORPORATED+                                                              1,298,996
                                                                                                              ----------------

OIL & GAS EXTRACTION - 5.97%
         29,970  DIAMOND OFFSHORE DRILLING INCORPORATED                                                              2,543,554
         35,200  ENSCO INTERNATIONAL INCORPORATED                                                                    1,799,424
         27,030  GLOBALSANTAFE CORPORATION                                                                           1,650,181
          8,470  HALLIBURTON COMPANY                                                                                   673,789
         18,700  NABORS INDUSTRIES LIMITED+                                                                          1,519,375
         40,630  PATTERSON-UTI ENERGY INCORPORATED                                                                   1,528,501
         33,570  SCHLUMBERGER LIMITED                                                                                4,278,496
         39,130  WEATHERFORD INTERNATIONAL LIMITED+                                                                  1,752,241

                                                                                                                    15,745,561
                                                                                                              ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.16%
         49,100  VALERO ENERGY CORPORATION                                                                           3,065,313
                                                                                                              ----------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.89%
        103,350  ASML HOLDING NV NEW YORK REGISTERED SHARES+                                                         2,334,676
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.38%
        149,200  CORNING INCORPORATED+                                                                            $      3,633,020
                                                                                                                  ----------------

TRANSPORTATION EQUIPMENT - 0.38%
         27,800  TOYOTA INDUSTRIES CORPORATION                                                                           1,007,203
                                                                                                                  ----------------

WHOLESALE TRADE-DURABLE GOODS - 0.60%
         17,300  NIDEC CORPORATION                                                                                       1,585,397
                                                                                                                  ----------------

TOTAL COMMON STOCKS (COST $204,582,015)                                                                                244,418,182
                                                                                                                  ----------------
CONTRACTS                                                                    STRIKE PRICE    EXPIRATION DATE
OPTIONS - 3.08%
          4,450  HEWLETT-PACKARD CORPORATION CALL+                                25.00         01/20/2007               3,560,000
          1,800  HEWLETT-PACKARD CORPORATION CALL+                                30.00         01/20/2007                 846,000
          3,410  MICROSOFT CORPORATION CALL+                                      27.00         01/20/2007               1,005,950
          3,440  MICROSOFT CORPORATION CALL+                                      25.00         01/19/2008               1,960,800
         18,494  NASDAQ-100 INDEX PUT+                                            41.00         02/18/2006                 739,760

TOTAL OPTIONS (PREMIUMS PAID $7,242,916)                                                                                 8,112,510
                                                                                                                  ----------------

COLLATERAL FOR SECURITIES LENDING - 17.62%
SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.80%
        803,361  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    803,361
      1,296,720  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         1,296,720

                                                                                                                         2,100,081
                                                                                                                  ----------------

PRINCIPAL                                                                    INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 16.82%
$       188,327  AMERICAN GENERAL FINANCE+++/-                                     4.47         03/15/2007                 188,397
        764,881  AMSTERDAM FUNDING CORPORATION                                     4.36         02/02/2006                 764,789
        209,253  APRECO LLC                                                        4.49         03/15/2006                 208,152
         78,407  APRECO LLC++                                                      4.65         05/15/2006                  77,377
        161,962  AQUIFER FUNDING LIMITED++                                         4.38         02/06/2006                 161,859
        523,132  AQUIFER FUNDING LIMITED++                                         4.37         02/07/2006                 522,739
        377,115  ATLANTIC ASSET SECURITIZATION CORPORATION                         4.53         02/13/2006                 376,549
        258,218  ATLANTIC ASSET SECURITIZATION CORPORATION++                       4.52         02/15/2006                 257,766
        251,103  ATLAS CAPITAL FUNDING LIMITED                                     4.65         05/15/2006                 247,806
        523,132  ATLAS CAPITAL FUNDING LIMITED+++/-                                4.51         10/20/2006                 523,132
         83,701  ATOMIUM FUNDING CORPORATION++                                     4.56         04/12/2006                  82,959
        125,552  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $125,568)                                         4.55         02/01/2006                 125,552
         72,590  BETA FINANCE INCORPORATED SERIES MTN+/-                           4.60         06/02/2006                  72,609
      1,247,146  BHP BILLITON FINANCE (USA) LIMITED                                4.48         02/01/2006               1,247,146
      1,106,946  BUCKINGHAM CDO LLC                                                4.34         02/03/2006               1,106,670
        523,132  BUCKINGHAM II CDO LLC++                                           4.39         02/09/2006                 522,608
        210,069  BUCKINGHAM II CDO LLC                                             4.55         02/27/2006                 209,388
        658,748  CAIRN HIGH GRADE FUNDING I                                        4.52         02/01/2006                 658,748
        292,954  CAIRN HIGH GRADE FUNDING I                                        4.52         02/06/2006                 292,769
      1,129,964  CAIRN HIGH GRADE FUNDING I                                        4.52         02/08/2006               1,128,970
        345,351  CANCARA ASSET SECURITIZATION LIMITED                              4.52         02/07/2006                 345,092
         69,472  CANCARA ASSET SECURITIZATION LIMITED                              4.53         02/15/2006                  69,350
        102,952  CEDAR SPRINGS CAPITAL COMPANY LLC                                 4.52         02/03/2006                 102,927
        532,757  CEDAR SPRINGS CAPITAL COMPANY LLC++                               4.56         02/21/2006                 531,425
        209,253  CEDAR SPRINGS CAPITAL COMPANY LLC++                               4.56         02/24/2006                 208,652
        355,269  CEDAR SPRINGS CAPITAL COMPANY LLC++                               4.49         03/13/2006                 353,489
        109,460  CEDAR SPRINGS CAPITAL COMPANY LLC++                               4.50         03/14/2006                 108,897
        194,291  CEDAR SPRINGS CAPITAL COMPANY LLC                                 4.53         04/05/2006                 192,741

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        37,163  CHARIOT FUNDING LLC++                                                4.47%         02/15/2006     $       37,098
        585,907  CHARTA LLC                                                           4.28          02/13/2006            585,028
        355,729  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.36          02/05/2007            355,729
        742,847  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.38          02/07/2007            742,847
        837,011  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.43          02/13/2007            837,011
        648,683  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55          05/04/2006            647,035
         57,628  CULLINAN FINANCE CORPORATION++                                       4.46          02/15/2006             57,527
        523,132  CULLINAN FINANCE CORPORATION SERIES MTN+++/-                         4.38          11/15/2006            523,189
        418,505  DEER VALLEY FUNDING LLC                                              4.54          04/10/2006            414,902
      6,277,579  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $6,278,364)                                          4.50          02/01/2006          6,277,579
         27,203  DNB NOR BANK ASA                                                     4.39          02/22/2006             27,132
        302,077  EIFFEL FUNDING LLC                                                   4.50          02/01/2006            302,077
        606,833  EUREKA SECURITIZATION INCORPORATED                                   4.40          02/08/2006            606,299
        472,430  GALAXY FUNDING INCORPORATED                                          4.51          02/01/2006            472,430
         23,018  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45          02/01/2006             23,018
      1,046,263  GOLDMAN SACHS GROUP INCORPORATED                                     4.53          02/02/2006          1,046,138
        502,206  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60          06/30/2006            502,206
      6,277,579  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $6,278,364)                                          4.50          02/01/2006          6,277,579
        523,132  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49          02/15/2006            522,216
        334,804  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66          06/06/2006            334,804
         27,203  K2 (USA) LLC++                                                       4.66          05/02/2006             26,893
         96,779  K2 (USA) LLC SERIES MTN+/-                                           4.59          07/24/2006             96,811
        313,879  KAUPTHING BANK HF SERIES MTN+/-                                      4.55          03/20/2007            313,848
         31,032  KLIO II FUNDING CORPORATION                                          4.53          03/16/2006             30,865
        136,454  KLIO III FUNDING CORPORATION++                                       4.56          02/24/2006            136,062
        167,402  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55          03/16/2006            167,402
        481,595  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50          02/01/2006            481,595
        131,222  LEXINGTON PARKER CAPITAL CORPORATION++                               4.55          02/03/2006            131,190
         20,925  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65          05/02/2006             20,687
        523,132  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53          05/26/2006            523,205
         25,110  LIBERTY STREET FUNDING CORPORATION++                                 4.51          02/21/2006             25,048
         26,073  LIBERTY STREET FUNDING CORPORATION                                   4.58          03/22/2006             25,912
        241,959  LINKS FINANCE LLC SERIES MTN+/-                                      4.46          03/15/2006            241,956
         41,851  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40          09/12/2006             41,849
        313,879  LIQUID FUNDING LIMITED+++/-                                          4.36          03/03/2006            313,879
        481,281  LIQUID FUNDING LIMITED+++/-                                          4.44          08/14/2006            481,281
        313,879  MORGAN STANLEY+/-                                                    4.58          03/13/2006            313,879
        627,758  MORGAN STANLEY+/-                                                    4.57          10/10/2006            627,758
         96,779  MORGAN STANLEY SERIES EXL+/-                                         4.50          03/15/2007             96,804
      1,025,338  NATEXIS BANQUE POPULAIRES                                            4.30          02/01/2006          1,025,338
         20,925  NATIONWIDE BUILDING SOC+++/-                                         4.74          07/21/2006             20,943
        979,658  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37          02/07/2006            978,923
         31,388  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46          02/09/2006             31,356
      1,103,808  NORTHERN ROCK PLC+++/-                                               4.63          04/21/2006          1,103,863
      1,046,263  NORTHERN ROCK PLC+++/-                                               4.40          03/05/2007          1,046,138
        721,922  OLD LINE FUNDING CORPORATION                                         4.30          02/01/2006            721,922
        585,907  PREMIUM ASSET TRUST 2001-2+++/-                                      4.87          03/28/2006            586,077
         84,643  RACERS TRUST 2004-6-MM+++/-                                          4.51          05/22/2006             84,647
         69,723  RANGER FUNDING CORPORATION                                           4.37          02/02/2006             69,715
        106,719  SOCIETE GENERALE NORTH AMERICA                                       4.45          02/01/2006            106,719
         50,221  SOCIETE GENERALE NORTH AMERICA                                       4.45          02/03/2006             50,208
        241,959  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59          10/25/2006            242,039
        120,969  TRAVELLERS INSURANCE COMPANY+/-                                      4.52          02/10/2006            120,967
        523,132  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47          04/03/2006            523,132
        656,300  UNITEDHEALTH GROUP INCORPORATED                                      4.32          02/01/2006            656,300
        523,132  WHITE PINE FINANCE LLC+/-                                            4.39          07/17/2006            523,132
        502,206  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.53          06/12/2006            502,287
         62,776  WINDMILL FUNDING CORPORATION                                         4.55          02/03/2006             62,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                             INTEREST RATE   MATURITY DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       509,551  YORKTOWN CAPITAL LLC                                            4.32%      02/02/2006      $        509,490

                                                                                                                  44,343,282
                                                                                                            ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $46,443,363)                                                        46,443,363
                                                                                                            ----------------
SHARES

RIGHTS - 0.00%
         30,500  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                             0

TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                            ----------------
                                                                                         EXPIRATION DATE

WARRANTS - 0.39%
        189,000  MERRILL CW10 ACER INCORPORATED                                             08/02/2010               431,411
         90,800  MERRILL CW10 HON HAI PRECIS                                                11/17/2010               610,421

TOTAL WARRANTS (COST $1,084,913)                                                                                   1,041,832
                                                                                                            ----------------

SHORT-TERM INVESTMENTS - 3.14%
      8,279,943  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                       8,279,943
                                                                                                            ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,279,943)                                                                     8,279,943
                                                                                                            ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $267,633,150)                                     116.87%                                             $    308,083,630

OTHER ASSETS AND LIABILITIES, NET                       (16.87)                                                  (44,465,201)
                                                       -------                                              ----------------

TOTAL NET ASSETS                                        100.00%                                             $    263,618,429
                                                       -------                                              ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,279,943.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

SHARES           SECURITY NAME                                                                                    VALUE
SCHEDULE OF SECURITIES SOLD SHORT - (6.26%)
      (12,700) CHEVRONTEXACO CORPORATION                                                                    $       (754,126)
      (12,000) CONOCOPHILLIPS                                                                                       (776,400)
     (112,100) ENERGY SELECT SECTOR+                                                                              (6,463,686)
      (12,800) EXXON MOBIL CORPORATION                                                                              (803,200)
      (14,800) GARMIN LIMITED ADR                                                                                   (920,708)
      (37,000) INTERNATIONAL RECTIFIER CORPORATION+                                                               (1,345,690)
      (63,620) JUNIPER NETWORKS INCORPORATED+                                                                     (1,153,431)
      (17,300) MONSTER WORLDWIDE INCORPORATED+                                                                      (738,018)
      (62,700) NASDAQ-100 INDEX TRACKING STOCK                                                                    (2,635,281)
       (8,500) OCCIDENTAL PETROLEUM CORPORATION                                                                     (830,535)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
       (2,070) TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                            $      (75,514)

TOTAL SHORT SALES (COST $(15,810,247))                                                                           (16,496,588)
                                                                                                              --------------

CONTRACTS                                                              STRIKE PRICE     EXPIRATION DATE
OPTIONS - (0.08%)
           (894) CERNER CORPORATION PUT+                                   $42.50          03/18/2006               (151,980)
         (3,011) ORACLE CORPORATION PUT+                                    12.00          03/18/2006                (60,220)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(325,740))                                                                (212,200)
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                        PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 96.62%

AMUSEMENT & RECREATION SERVICES - 2.30%
         33,200  HARRAH'S ENTERTAINMENT INCORPORATED                                                          $      2,443,520
         83,400  WARNER MUSIC GROUP CORPORATION                                                                      1,675,506

                                                                                                                     4,119,026
                                                                                                              ----------------

APPAREL & ACCESSORY STORES - 0.99%
         26,800  ABERCROMBIE & FITCH COMPANY CLASS A                                                                 1,779,252
                                                                                                              ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.01%
         45,200  PULTE HOMES INCORPORATED                                                                            1,803,480
                                                                                                              ----------------

BUSINESS SERVICES - 17.42%
         62,200  ACTIVISION INCORPORATED+                                                                              891,948
        108,100  ALLIANCE DATA SYSTEMS CORPORATION+                                                                  4,567,225
         30,400  CHOICEPOINT INCORPORATED+                                                                           1,250,048
         63,202  COGENT INCORPORATED+                                                                                1,518,744
         25,300  DST SYSTEMS INCORPORATED+<<                                                                         1,433,498
         52,850  GTECH HOLDINGS CORPORATION                                                                          1,766,247
        121,100  MONSTER WORLDWIDE INCORPORATED+                                                                     5,166,126
        246,212  QUEST SOFTWARE INCORPORATED+                                                                        3,899,998
        211,300  REALNETWORKS INCORPORATED+                                                                          1,700,965
        109,200  SYMANTEC CORPORATION+                                                                               2,007,096
        262,246  VALUECLICK INCORPORATED+                                                                            4,935,470
         58,400  YAHOO! INCORPORATED+                                                                                2,005,456

                                                                                                                    31,142,821
                                                                                                              ----------------

CHEMICALS & ALLIED PRODUCTS - 6.60%
         35,031  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+<<                                                      1,512,639
         35,900  ALKERMES INCORPORATED+<<                                                                              873,806
         29,500  GENZYME CORPORATION+                                                                                2,092,730
         38,300  INVITROGEN CORPORATION+<<                                                                           2,638,104
         74,100  MEDIMMUNE INCORPORATED+                                                                             2,528,292
         35,600  NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                              2,163,412

                                                                                                                    11,808,983
                                                                                                              ----------------

COMMUNICATIONS - 7.67%
        114,994  NEUSTAR INCORPORATED CLASS A+                                                                       3,335,976
        158,974  NII HOLDINGS INCORPORATED+<<                                                                        7,862,854
         61,700  WEST CORPORATION+                                                                                   2,519,211

                                                                                                                    13,718,041
                                                                                                              ----------------

EDUCATIONAL SERVICES - 2.57%
         77,000  EDUCATION MANAGEMENT CORPORATION+                                                                   2,357,740
         42,800  LAUREATE EDUCATION INCORPORATED+                                                                    2,229,880

                                                                                                                     4,587,620
                                                                                                              ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.60%
         18,200  BROADCOM CORPORATION CLASS A+                                                                       1,241,240
        268,848  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                          3,734,298
         26,900  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                            2,179,438
         60,432  LINEAR TECHNOLOGY CORPORATION                                                                       2,248,675
         58,400  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                              2,396,736

                                                                                                                    11,800,387
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 7.20%
         35,501  ADVISORY BOARD COMPANY+                                                                      $     1,774,340
         40,500  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                             1,717,200
         36,900  GEN-PROBE INCORPORATED+                                                                            1,860,867
        217,729  RESOURCES CONNECTION INCORPORATED+<<                                                               5,920,052
         72,222  SFBC INTERNATIONAL INCORPORATED+<<                                                                 1,592,495

                                                                                                                   12,864,954
                                                                                                              ---------------

HEALTH SERVICES - 2.03%
         46,800  SHIRE PHARMACEUTICALS GROUP PLC ADR<<                                                              2,281,500
         33,900  SIERRA HEALTH SERVICES INCORPORATED+                                                               1,343,118

                                                                                                                    3,624,618
                                                                                                              ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.01%
         44,800  GAMESTOP CORPORATION+<<                                                                            1,805,888
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.04%
        199,700  HILTON HOTELS CORPORATION                                                                          4,978,521
         33,604  STATION CASINOS INCORPORATED                                                                       2,246,427

                                                                                                                    7,224,948
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.91%
         73,800  TEREX CORPORATION+                                                                                 5,202,900
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.29%
         76,200  MARSH & MCLENNAN COMPANIES INCORPORATED                                                            2,315,718
                                                                                                              ---------------

LEATHER & LEATHER PRODUCTS - 1.31%
         65,100  COACH INCORPORATED+                                                                                2,340,345
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.64%
         73,700  ADVANCED MEDICAL OPTICS INCORPORATED+                                                              3,285,546
         25,600  C.R. BARD INCORPORATED                                                                             1,623,552
         42,800  KYPHON INCORPORATED+<<                                                                             1,779,196
         24,400  ROCKWELL AUTOMATION INCORPORATED                                                                   1,612,108

                                                                                                                    8,300,402
                                                                                                              ---------------

MEDICAL MANAGEMENT SERVICES - 1.56%
         46,700  COVENTRY HEALTH CARE INCORPORATED+                                                                 2,781,919
                                                                                                              ---------------

MEMBERSHIP ORGANIZATIONS - 0.17%
          7,688  HORNBECK OFFSHORE                                                                                    305,829
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.48%
         42,000  COLDWATER CREEK INCORPORATED+<<                                                                      856,800
                                                                                                              ---------------

MOTION PICTURES - 0.49%
         32,700  DREAMWORKS ANIMATION SKG INCORPORATED+                                                               876,360
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.51%
        113,100  J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                        2,691,780
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.27%
        103,273  CAPITALSOURCE INCORPORATED+<<                                                                      2,267,875
                                                                                                              ---------------

OIL & GAS EXTRACTION - 2.60%
         48,000  CHESAPEAKE ENERGY CORPORATION                                                                      1,681,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
OIL & GAS EXTRACTION (CONTINUED)
         42,750  RANGE RESOURCES CORPORATION<<                                                                 $     1,276,943
         34,466  XTO ENERGY INCORPORATED                                                                             1,691,591

                                                                                                                     4,650,454
                                                                                                               ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.34%
         35,800  E.W. SCRIPPS COMPANY CLASS A                                                                        1,730,572
         86,300  HARTE HANKS INCORPORATED                                                                            2,449,194

                                                                                                                     4,179,766
                                                                                                               ---------------

REAL ESTATE - 2.02%
         57,310  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                      3,617,407
                                                                                                               ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.50%
         61,400  E*TRADE FINANCIAL CORPORATION+                                                                      1,460,706
         30,200  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                           1,358,396
         30,400  JEFFERIES GROUP INCORPORATED<<                                                                      1,655,888

                                                                                                                     4,474,990
                                                                                                               ---------------

THEATERS & ENTERTAINMENT - 1.33%
        128,600  REGAL ENTERTAINMENT GROUP CLASS A<<                                                                 2,380,386
                                                                                                               ---------------

TRANSPORTATION EQUIPMENT - 3.95%
         37,300  ITT INDUSTRIES INCORPORATED                                                                         3,823,250
         65,700  OSHKOSH TRUCK CORPORATION                                                                           3,239,667

                                                                                                                     7,062,917
                                                                                                               ---------------

TRANSPORTATION SERVICES - 1.91%
         36,000  EXPEDIA INCORPORATED+                                                                                 936,720
         23,600  UTI WORLDWIDE INCORPORATED                                                                          2,471,628

                                                                                                                     3,408,348
                                                                                                               ---------------

WHOLESALE TRADE-DURABLE GOODS - 4.90%
         80,600  CYTYC CORPORATION+                                                                                  2,426,060
         18,000  W.W. GRAINGER INCORPORATED                                                                          1,276,740
        105,441  WESCO INTERNATIONAL INCORPORATED+                                                                   5,053,787

                                                                                                                     8,756,587
                                                                                                               ---------------

TOTAL COMMON STOCKS (COST $146,943,783)                                                                            172,750,801
                                                                                                               ---------------

COLLATERAL FOR SECURITIES LENDING - 18.53%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.84%
        573,145  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                573,145
        925,125  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       925,125

                                                                                                                     1,498,270
                                                                                                               ---------------

PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 17.69%
$       134,359  AMERICAN GENERAL FINANCE+++/-                                    4.47       03/15/2007                134,409
        545,693  AMSTERDAM FUNDING CORPORATION                                    4.36       02/02/2006                545,627
        149,288  APRECO LLC                                                       4.49       03/15/2006                148,503

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        55,938  APRECO LLC++                                                         4.65%      05/15/2006     $      55,204
        115,549  AQUIFER FUNDING LIMITED++                                            4.38       02/06/2006           115,476
        373,220  AQUIFER FUNDING LIMITED++                                            4.37       02/07/2006           372,940
        269,047  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.53       02/13/2006           268,643
        184,221  ATLANTIC ASSET SECURITIZATION CORPORATION++                          4.52       02/15/2006           183,899
        179,146  ATLAS CAPITAL FUNDING LIMITED                                        4.65       05/15/2006           176,793
        373,220  ATLAS CAPITAL FUNDING LIMITED+++/-                                   4.51       10/20/2006           373,220
         59,715  ATOMIUM FUNDING CORPORATION++                                        4.56       04/12/2006            59,186
         89,573  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $89,584)                                             4.55       02/01/2006            89,573
         51,788  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.60       06/02/2006            51,802
        889,757  BHP BILLITON FINANCE (USA) LIMITED                                   4.48       02/01/2006           889,757
        789,734  BUCKINGHAM CDO LLC                                                   4.34       02/03/2006           789,536
        373,220  BUCKINGHAM II CDO LLC++                                              4.39       02/09/2006           372,847
        149,870  BUCKINGHAM II CDO LLC                                                4.55       02/27/2006           149,385
        469,974  CAIRN HIGH GRADE FUNDING I                                           4.52       02/01/2006           469,974
        209,003  CAIRN HIGH GRADE FUNDING I                                           4.52       02/06/2006           208,872
        806,155  CAIRN HIGH GRADE FUNDING I                                           4.52       02/08/2006           805,446
        246,385  CANCARA ASSET SECURITIZATION LIMITED                                 4.52       02/07/2006           246,200
         49,564  CANCARA ASSET SECURITIZATION LIMITED                                 4.53       02/15/2006            49,477
         73,450  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52       02/03/2006            73,431
        380,087  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/21/2006           379,137
        149,288  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/24/2006           148,860
        253,461  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49       03/13/2006           252,191
         78,093  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50       03/14/2006            77,691
        138,614  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53       04/05/2006           137,508
         26,514  CHARIOT FUNDING LLC                                                  4.47       02/15/2006            26,467
        418,007  CHARTA LLC                                                           4.28       02/13/2006           417,379
        253,790  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.36       02/05/2007           253,790
        529,973  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.38       02/07/2007           529,972
        597,152  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                        4.43       02/13/2007           597,152
        462,793  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55       05/04/2006           461,617
         41,114  CULLINAN FINANCE CORPORATION++                                       4.46       02/15/2006            41,042
        373,220  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38       11/15/2006           373,261
        298,576  DEER VALLEY FUNDING LLC                                              4.54       04/10/2006           296,005
      4,478,641  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $4,479,201)                                          4.50       02/01/2006         4,478,641
         19,407  DNB NOR BANK ASA                                                     4.39       02/22/2006            19,357
        215,512  EIFFEL FUNDING LLC                                                   4.50       02/01/2006           215,512
        432,935  EUREKA SECURITIZATION INCORPORATED                                   4.40       02/08/2006           432,554
        337,048  GALAXY FUNDING INCORPORATED                                          4.51       02/01/2006           337,048
         16,422  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45       02/01/2006            16,422
        746,440  GOLDMAN SACHS GROUP INCORPORATED                                     4.53       02/02/2006           746,351
        358,291  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60       06/30/2006           358,291
      4,478,641  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $4,479,201)                                          4.50       02/01/2006         4,478,641
        373,220  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49       02/15/2006           372,567
        238,861  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66       06/06/2006           238,861
         19,407  K2 (USA) LLC++                                                       4.66       05/02/2006            19,186
         69,046  K2 (USA) LLC SERIES MTN+/-                                           4.59       07/24/2006            69,068
        223,932  KAUPTHING BANK HF SERIES MTN+/-                                      4.55       02/20/2007           223,910
         22,139  KLIO II FUNDING CORPORATION                                          4.53       03/16/2006            22,020
         97,351  KLIO III FUNDING CORPORATION++                                       4.56       02/24/2006            97,071
        119,430  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55       03/16/2006           119,430
        343,586  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50       02/01/2006           343,586
         93,619  LEXINGTON PARKER CAPITAL CORPORATION++                               0.00       02/03/2006            93,595
         14,929  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65       05/02/2006            14,759
        373,220  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53       05/26/2006           373,272
         17,915  LIBERTY STREET FUNDING CORPORATION++                                 4.51       02/21/2006            17,870
         18,601  LIBERTY STREET FUNDING CORPORATION                                   4.58       03/22/2006            18,486
        172,622  LINKS FINANCE LLC SERIES MTN+/-                                      4.46       03/15/2006           172,620
         29,858  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40       09/12/2006            29,857
        223,932  LIQUID FUNDING LIMITED+++/-                                          4.36       03/03/2006           223,932

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       343,362  LIQUID FUNDING LIMITED+++/-                                          4.44%      08/14/2006      $       343,362
        223,932  MORGAN STANLEY+/-                                                    4.58       03/13/2006              223,932
        447,864  MORGAN STANLEY+/-                                                    4.57       10/10/2006              447,864
         69,046  MORGAN STANLEY SERIES EXL+/-                                         4.50       08/13/2010               69,064
        731,511  NATEXIS BANQUE POPULAIRES                                            4.30       02/01/2006              731,511
         14,929  NATIONWIDE BUILDING SOC+++/-                                         4.74       07/21/2006               14,942
        698,922  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37       02/07/2006              698,398
         22,393  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46       02/09/2006               22,371
        787,494  NORTHERN ROCK PLC+++/-                                               4.63       04/21/2006              787,534
        746,440  NORTHERN ROCK PLC+++/-                                               4.40       02/05/2007              746,351
        515,044  OLD LINE FUNDING CORPORATION                                         4.30       02/01/2006              515,044
        418,007  PREMIUM ASSET TRUST SERIES 2001-2+++/-                               4.87       03/28/2006              418,128
         60,387  RACERS TRUST 2004+++/-                                               4.51       05/22/2006               60,390
         49,743  RANGER FUNDING CORPORATION                                           4.37       02/02/2006               49,737
         76,137  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/01/2006               76,137
         35,829  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/03/2006               35,820
        172,622  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59       10/25/2006              172,679
         86,303  TRAVELERS INSURANCE COMPANY+/-                                       4.52       02/10/2006               86,302
        373,220  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47       04/03/2006              373,220
        468,227  UNITEDHEALTH GROUP INCORPORATED                                      4.32       02/01/2006              468,227
        373,220  WHITE PINE FINANCE LLC+/-                                            4.39       07/17/2006              373,220
        358,291  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.53       06/12/2006              358,349
         44,786  WINDMILL FUNDING CORPORATION                                         4.55       02/03/2006               44,775
        363,531  YORKTOWN CAPITAL LLC                                                 4.32       02/02/2006              363,488

                                                                                                                      31,636,024
                                                                                                                 ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $33,134,294)                                                            33,134,294
                                                                                                                 ---------------
SHARES

RIGHTS - 0.00%
         31,200  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                 0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                 ---------------

SHORT-TERM INVESTMENTS - 2.01%
      3,589,673  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                           3,589,673
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,589,673)                                                                         3,589,673
                                                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $183,667,750)*                                    117.16%                                                  $   209,474,768

OTHER ASSETS AND LIABILITIES, NET                       (17.16)                                                      (30,687,855)
                                                       -------                                                   ---------------

TOTAL NET ASSETS                                        100.00%                                                  $   178,786,913
                                                       -------                                                   ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,589,673.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                            VALUE
COMMON STOCKS - 98.72%

APPAREL & ACCESSORY STORES - 1.57%
        19,100  AEROPOSTALE INCORPORATED+                                                            $      577,393
       107,100  CHARMING SHOPPES INCORPORATED+                                                            1,302,336
        52,931  CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                                            2,317,849

                                                                                                          4,197,578
                                                                                                     --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.26%
        16,900  GUESS? INCORPORATED+                                                                        717,067
        91,900  QUIKSILVER INCORPORATED+                                                                  1,288,438
        69,726  SKECHERS U.S.A. INCORPORATED CLASS A+                                                     1,349,198

                                                                                                          3,354,703
                                                                                                     --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.97%
       206,521  WRIGHT EXPRESS CORPORATION+                                                               5,253,894
                                                                                                     --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.53%
        51,200  PERINI CORPORATION+<<                                                                     1,409,536
                                                                                                     --------------

BUSINESS SERVICES - 23.82%
        88,341  COGENT INCORPORATED+<<                                                                    2,122,834
        66,132  GEVITY HR INCORPORATED                                                                    1,815,323
       125,175  HUDSON HIGHLAND GROUP INCORPORATED+                                                       2,060,381
       356,832  HYPERCOM CORPORATION+                                                                     2,394,343
       578,575  IVILLAGE INCORPORATED+<<                                                                  4,350,884
       118,593  JUPITERMEDIA CORPORATION+<<                                                               1,920,021
        90,600  LABOR READY INCORPORATED+                                                                 2,110,074
       108,112  MPS GROUP INCORPORATED+                                                                   1,536,272
        89,150  OPEN SOLUTIONS INCORPORATED+<<                                                            2,317,009
        81,624  PEOPLESUPPORT INCORPORATED+                                                                 847,257
       260,930  PLANETOUT INCORPORATED+                                                                   2,212,686
       364,089  QUEST SOFTWARE INCORPORATED+                                                              5,767,170
       262,700  REALNETWORKS INCORPORATED+<<                                                              2,114,735
        48,865  SAFENET INCORPORATED+<<                                                                   1,535,338
       134,568  SECURE COMPUTING CORPORATION+                                                             1,959,310
       175,618  SI INTERNATIONAL INCORPORATED+                                                            5,340,543
       263,300  SKILLSOFT PLC ADR+                                                                        1,487,645
       159,082  TALEO CORPORATION CLASS A+                                                                2,209,649
        47,969  THE KNOT INCORPORATED+                                                                      659,094
       389,227  VALUECLICK INCORPORATED+                                                                  7,325,252
        75,365  VENTIV HEALTH INCORPORATED+                                                               1,921,054
       294,189  WEBEX COMMUNICATIONS INCORPORATED+<<                                                      7,142,909
       251,688  WEBMETHODS INCORPORATED+                                                                  1,940,514
        44,392  WIND RIVER SYSTEMS INCORPORATED+                                                            593,965

                                                                                                         63,684,262
                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS - 8.27%
        51,699  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+<<                                            2,232,363
        69,117  ALKERMES INCORPORATED+<<                                                                  1,682,308
       130,269  CUBIST PHARMACEUTICALS INCORPORATED+                                                      2,819,021
       259,400  ENCYSIVE PHARMACEUTICALS INCORPORATED+<<                                                  2,456,518
       145,600  FIRST HORIZON PHARMACEUTICAL CORPORATION+<<                                               2,447,536
        59,435  NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                    3,611,865
       132,374  NITROMED INCORPORATED+<<                                                                  1,487,883
       123,465  ONYX PHARMACEUTICALS INCORPORATED+                                                        3,468,132
        84,600  SEROLOGICALS CORPORATION+                                                                 1,891,656

                                                                                                         22,097,282
                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                              VALUE
COMMUNICATIONS - 5.11%
       157,496  CBEYOND COMMUNICATIONS INCORPORATED+<<                                               $      1,745,056
        27,500  EQUINIX INCORPORATED+<<                                                                     1,290,575
       147,071  LODGENET ENTERTAINMENT CORPORATION+<<                                                       1,983,988
       170,831  NEUSTAR INCORPORATED CLASS A+                                                               4,955,807
       377,345  UBIQUITEL INCORPORATED+                                                                     3,694,207

                                                                                                           13,669,633
                                                                                                     ----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.44%
        22,000  CHEMED CORPORATION                                                                          1,169,520
                                                                                                     ----------------

DEPOSITORY INSTITUTIONS - 1.10%
        45,950  FIDELITY BANKSHARES INCORPORATED                                                            1,565,517
        27,800  SVB FINANCIAL GROUP+                                                                        1,375,544

                                                                                                            2,941,061
                                                                                                     ----------------

EATING & DRINKING PLACES - 0.84%
        68,835  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                      2,252,281
                                                                                                     ----------------

EDUCATIONAL SERVICES - 1.90%
        57,400  EDUCATION MANAGEMENT CORPORATION+                                                           1,757,588
        63,691  LAUREATE EDUCATION INCORPORATED+                                                            3,318,301

                                                                                                            5,075,889
                                                                                                     ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.83%
        50,607  HEXEL CORPORATION+                                                                          1,056,168
       400,304  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                  5,560,223
        70,400  MICROSEMI CORPORATION+                                                                      2,142,976
       721,020  NMS COMMUNICATIONS CORPORATION+                                                             2,530,780
       122,714  UNIVERSAL DISPLAY CORPORATION+<<                                                            1,630,869

                                                                                                           12,921,016
                                                                                                     ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 8.33%
        52,644  ADVISORY BOARD COMPANY+<<                                                                   2,631,147
        55,100  GEN-PROBE INCORPORATED+                                                                     2,778,693
        61,848  HURON CONSULTING GROUP INCORPORATED+<<                                                      1,742,258
        93,082  LUMINEX CORPORATION+                                                                        1,361,790
       116,871  NAVIGANT CONSULTING INCORPORATED+                                                           2,655,309
       321,634  RESOURCES CONNECTION INCORPORATED+<<                                                        8,745,229
       106,958  SFBC INTERNATIONAL INCORPORATED+<<                                                          2,358,424

                                                                                                           22,272,850
                                                                                                     ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.51%
        27,561  MOBILE MINI INCORPORATED+                                                                   1,370,333
                                                                                                     ----------------

FOOD & KINDRED PRODUCTS - 0.97%
       160,316  SENOMYX INCORPORATED+                                                                       2,605,135
                                                                                                     ----------------

HEALTH SERVICES - 1.76%
        68,500  NEKTAR THERAPEUTICS+                                                                        1,356,300
        50,000  SIERRA HEALTH SERVICES INCORPORATED+                                                        1,981,000
        37,300  SUNRISE SENIOR LIVING INCORPORATED+<<                                                       1,355,855

                                                                                                            4,693,155
                                                                                                     ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.00%
        66,598  GAMESTOP CORPORATION+<<                                                                 $      2,684,565
                                                                                                        ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.34%
       108,468  GAYLORD ENTERTAINMENT COMPANY+                                                                 4,664,124
       132,472  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                          4,276,196

                                                                                                               8,940,320
                                                                                                        ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.93%
        20,848  A.S.V. INCORPORATED+<<                                                                           687,984
        36,995  ACTUANT CORPORATION CLASS A                                                                    2,117,964
       145,554  GARDNER DENVER INCORPORATED+                                                                   7,699,806

                                                                                                              10,505,754
                                                                                                        ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.24%
        12,189  NATIONAL FINANCIAL PARTNERS CORPORATION                                                          652,234
                                                                                                        ----------------

INSURANCE CARRIERS - 0.92%
        55,200  THE NAVIGATORS GROUP INCORPORATED+                                                             2,465,784
                                                                                                        ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.55%
       108,700  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                        4,845,846
        81,480  DJ ORTHOPEDICS INCORPORATED+                                                                   2,674,989
        38,400  HAEMONETICS CORPORATION+                                                                       1,996,800
       172,089  IXIA+                                                                                          2,168,321
        50,100  KYPHON INCORPORATED+<<                                                                         2,082,657
        48,608  PHOTON DYNAMICS INCORPORATED+                                                                  1,065,001

                                                                                                              14,833,614
                                                                                                        ----------------

MEMBERSHIP ORGANIZATIONS - 2.65%
        56,600  AVIALL+                                                                                        1,956,096
        11,448  HORNBECK OFFSHORE                                                                                451,280
       164,234  TRAMMELL CROW CO+                                                                              4,665,888

                                                                                                               7,073,264
                                                                                                        ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.49%
       296,901  IDENTIX INCORPORATED+                                                                          2,372,239
        62,901  SHUFFLE MASTER INCORPORATED+<<                                                                 1,597,686

                                                                                                               3,969,925
                                                                                                        ----------------

MISCELLANEOUS RETAIL - 2.82%
       154,881  CKX INCORPORATED+                                                                              1,949,952
       253,430  PRICELINE.COM INCORPORATED+<<                                                                  5,588,131

                                                                                                               7,538,083
                                                                                                        ----------------

OIL & GAS EXTRACTION - 2.50%
        43,648  COMSTOCK RESOURCES INCORPORATED+                                                               1,396,736
        84,920  GOODRICH PETROLEUM CORPORATION+<<                                                              2,427,863
        36,600  KCS ENERGY INCORPORATED+                                                                       1,062,498
        45,200  TETRA TECH INCORPORATED+                                                                       1,793,536

                                                                                                               6,680,633
                                                                                                        ----------------

PERSONAL SERVICES - 1.69%
        78,200  JACKSON HEWITT TAX SERVICE INCORPORATED                                                        1,975,332

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE

PERSONAL SERVICES (CONTINUED)
        65,198  STEINER LEISURE LIMITED+                                                                      $      2,530,986

                                                                                                                     4,506,318
                                                                                                              ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.76%
        44,900  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                            2,019,602
                                                                                                              ----------------

TRANSPORTATION EQUIPMENT - 1.74%
        91,531  K & F INDUSTRIES HOLDINGS INCORPORATED+                                                              1,566,096
        28,000  OSHKOSH TRUCK CORPORATION                                                                            1,380,680
       101,310  RUSH ENTERPRISES INCORPORATED+                                                                       1,712,139

                                                                                                                     4,658,915
                                                                                                              ----------------

TRANSPORTATION SERVICES - 0.97%
        61,063  HUB GROUP INCORPORATED CLASS A+                                                                      2,586,018
                                                                                                              ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.75%
        51,345  AIRGAS INCORPORATED                                                                                  1,991,159
                                                                                                              ----------------

WHOLESALE TRADE-DURABLE GOODS - 5.16%
        43,203  BARNES GROUP INCORPORATED                                                                            1,636,098
       262,395  PSS WORLD MEDICAL INCORPORATED+                                                                      4,657,511
       156,454  WESCO INTERNATIONAL INCORPORATED+                                                                    7,498,840

                                                                                                                    13,792,449
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $230,938,662)                                                                            263,866,765
                                                                                                              ----------------

COLLATERAL FOR SECURITIES LENDING - 24.52%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.11%
     1,133,928  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               1,133,928
     1,830,294  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      1,830,293

                                                                                                                     2,964,221
                                                                                                              ----------------
PRINCIPAL                                                                   INTEREST RATE     MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 23.41%
$      265,820  AMERICAN GENERAL FINANCE+++/-                                     4.47%          03/15/2007            265,919
     1,079,614  AMSTERDAM FUNDING CORPORATION                                     4.36           02/02/2006          1,079,485
       295,356  APRECO LLC                                                        4.49           03/15/2006            293,802
       110,670  APRECO LLC++                                                      4.65           05/15/2006            109,217
       228,605  AQUIFER FUNDING LIMITED++                                         4.38           02/06/2006            228,461
       738,390  AQUIFER FUNDING LIMITED++                                         4.37           02/07/2006            737,836
       532,290  ATLANTIC ASSET SECURITIZATION CORPORATION                         4.53           02/13/2006            531,492
       364,469  ATLANTIC ASSET SECURITIZATION CORPORATION++                       4.52           02/15/2006            363,831
       354,427  ATLAS CAPITAL FUNDING LIMITED                                     4.65           05/15/2006            349,773
       738,390  ATLAS CAPTIAL FUNDING LIMITED+++/-                                4.51           10/20/2006            738,390
       118,142  ATOMIUM FUNDING CORPORATION++                                     4.56           04/12/2006            117,094
       177,213  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                (MATURITY VALUE $177,235)                                         4.55           02/01/2006            177,213
       102,459  BETA FINANCE INCORPORATED SERIES MTN+/-                           4.60           06/02/2006            102,487
     1,760,321  BHP BILLITON FINANCE (USA) LIMITED                                4.48           02/01/2006          1,760,321
     1,562,432  BUCKINGHAM CDO LLC                                                4.34           02/03/2006          1,562,042
       738,390  BUCKINGHAM II CDO LLC++                                           4.39           02/09/2006            737,651
       296,508  BUCKINGHAM II CDO LLC                                             4.55           02/27/2006            295,547
       929,810  CAIRN HIGH GRADE FUNDING I                                        4.52           02/01/2006            929,810
       413,498  CAIRN HIGH GRADE FUNDING I                                        4.52           02/06/2006            413,238

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                 INTEREST RATE      MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    1,594,921  CAIRN HIGH GRADE FUNDING I                                           4.52%          02/08/2006      $    1,593,518
       487,455  CANCARA ASSET SECURITIZATION LIMITED                                 4.52           02/07/2006             487,090
        98,058  CANCARA ASSET SECURITIZATION LIMITED                                 4.53           02/15/2006              97,886
       145,315  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52           02/03/2006             145,279
       751,976  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56           02/21/2006             750,096
       295,356  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56           02/24/2006             294,508
       501,455  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49           03/13/2006             498,943
       154,501  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50           03/14/2006             153,706
       274,238  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53           04/05/2006             272,049
        52,455  CHARIOT FUNDING LLC++                                                4.47           02/15/2006              52,363
       826,996  CHARTA LLC                                                           4.28           02/13/2006             825,756
       502,105  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.36           02/05/2007             502,105
     1,048,513  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.38           02/07/2007           1,048,513
     1,181,423  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.43           02/13/2007           1,181,423
       915,603  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55           05/04/2006             913,277
        81,341  CULLINAN FINANCE CORPORATION++                                       4.46           02/15/2006              81,199
       738,390  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38           11/15/2006             738,471
       590,712  DEER VALLEY FUNDING LLC                                              4.54           04/10/2006             585,626
     8,860,675  DEUTSCHE BANK REPURCHASE AGREEMENT
                (MATURITY VALUE $8,861,783)                                          4.50           02/01/2006           8,860,675
        38,396  DNB NOR BANK ASA                                                     4.39           02/22/2006              38,296
       426,376  EIFFEL FUNDING LLC                                                   4.50           02/01/2006             426,376
       856,532  EUREKA SECURITIZATION INCORPORATED                                   4.40           02/08/2006             855,778
       666,825  GALAXY FUNDING INCORPORATED                                          4.51           02/01/2006             666,825
        32,489  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45           02/01/2006              32,489
     1,476,779  GOLDMAN SACHS GROUP INCORPORATED                                     4.53           02/02/2006           1,476,602
       708,854  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60           06/30/2006             708,854
     8,860,675  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT
                (MATURITY VALUE $8,861,783)                                          4.50           02/01/2006           8,860,675
       738,390  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49           02/15/2006             737,097
       472,569  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66           06/06/2006             472,569
        38,396  K2 (USA) LLC++                                                       4.66           05/02/2006              37,958
       136,602  K2 (USA) LLC SERIES MTN+/-                                           4.59           07/24/2006             136,647
       443,034  KAUPTHING BANK HF SERIES MTN+/-                                      4.55           02/20/2007             442,989
        43,801  KLIO II FUNDING CORPORATION                                          4.53           03/16/2006              43,565
       192,602  KLIO III FUNDING CORPORATION++                                       4.56           02/24/2006             192,049
       236,285  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55           03/16/2006             236,285
       679,761  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50           02/01/2006             679,761
       185,218  LEXINGTON PARKER CAPITAL CORPORATION++                               0.00           02/03/2006             185,171
        29,536  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65           05/02/2006              29,199
       738,390  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53           05/26/2006             738,493
        35,443  LIBERTY STREET FUNDING CORPORATION++                                 4.51           02/21/2006              35,354
        36,801  LIBERTY STREET FUNDING CORPORATION                                   4.58           03/22/2006              36,574
       341,520  LINKS FINANCE LLC SERIES MTN+/-                                      4.46           03/15/2006             341,516
        59,071  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40           09/12/2006              59,069
       443,034  LIQUID FUNDING LIMITED+++/-                                          4.36           03/03/2006             443,034
       679,318  LIQUID FUNDING LIMITED+++/-                                          4.44           08/14/2006             679,318
       443,034  MORGAN STANLEY+/-                                                    4.58           03/13/2006             443,034
       886,067  MORGAN STANLEY+/-                                                    4.57           10/10/2006             886,067
       136,602  MORGAN STANLEY SERIES EXL+/-                                         4.50           08/13/2010             136,638
     1,447,243  NATEXIS BANQUE POPULAIRES                                            4.30           02/01/2006           1,447,243
        29,536  NATIONWIDE BUILDING SOC+++/-                                         4.74           07/21/2006              29,561
     1,382,767  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37           02/07/2006           1,381,730
        44,303  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46           02/09/2006              44,259
     1,558,002  NORTHERN ROCK PLC+++/-                                               4.63           04/21/2006           1,558,080
     1,476,779  NORTHERN ROCK PLC+++/-                                               4.40           02/05/2007           1,476,602
     1,018,978  OLD LINE FUNDING CORPORATION                                         4.30           02/01/2006           1,018,978
       826,996  PREMIUM ASSET TRUST SERIES 2001-2+++/-                               4.87           03/28/2006             827,236
       119,471  RACERS TRUST 2004-6-MM+++/-                                          4.51           05/22/2006             119,477
        98,413  RANGER FUNDING CORPORATION                                           4.37           02/02/2006              98,401
       150,631  SOCIETE GENERALE NORTH AMERICA                                       4.45           02/01/2006             150,631
        70,885  SOCIETE GENERALE NORTH AMERICA                                       4.45           02/03/2006              70,868
       341,520  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59           10/25/2006             341,633

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                 INTEREST RATE     MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      170,745  TRAVELERS INSURANCE COMPANY+/-                                      4.52%          02/10/2006      $       170,742
       738,390  UNICREDITO ITALIANO SERIES YCD+/-                                   4.47           04/03/2006              738,390
       926,354  UNITEDHEALTH GROUP INCORPORATED                                     4.32           02/01/2006              926,354
       738,390  WHITE PINE FINANCE LLC+/-                                           4.39           07/17/2006              738,390
       708,854  WHITE PINE FINANCE LLC SERIES MTN1+/-                               4.53           06/12/2006              708,967
        88,607  WINDMILL FUNDING CORPORATION                                        4.55           02/03/2006               88,585
       719,221  YORKTOWN CAPITAL LLC                                                4.32           02/02/2006              719,135

                                                                                                                        62,589,636
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $65,553,857)                                                              65,553,857
                                                                                                                   ---------------
SHARES                                                                                          EXPIRATION DATE

WARRANTS - 0.00%
           108  IMPERIAL CREDIT INDUSTRY+(A)                                                       01/31/2008                    0
         2,851  TIMCO AVIATION SERVICES INCORPORATED+                                              02/27/2007                    0

TOTAL WARRANTS (COST $0)                                                                                                         0
                                                                                                                   ---------------

SHORT-TERM INVESTMENTS - 1.83%
     4,888,515  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                              4,888,515
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,888,515)                                                                           4,888,515
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $301,381,034)*                                              125.07%                                          $   334,309,137

OTHER ASSETS AND LIABILITIES, NET                                 (25.07)                                              (67,006,827)
                                                                 -------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   267,302,310
                                                                 -------                                           ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,888,515.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR THE FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 93.11%

AMUSEMENT & RECREATION SERVICES - 0.65%
         42,170  INTRAWEST CORPORATION                                                                        $      1,184,555
        136,400  PINNACLE ENTERTAINMENT+                                                                             3,931,048

                                                                                                                     5,115,603
                                                                                                              ----------------

APPAREL & ACCESSORY STORES - 1.48%
        364,800  CLAIRE'S STORES INCORPORATED                                                                       11,549,568
                                                                                                              ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.32%
        222,900  MAIDENFORM BRANDS INCORPORATED+                                                                     2,489,793
                                                                                                              ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.69%
        332,500  CSK AUTO CORPORATION+<<                                                                             5,386,500
                                                                                                              ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.32%
        125,400  STANDARD PARKING CORPORATION+                                                                       2,467,872
                                                                                                              ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.45%
        128,800  PERINI CORPORATION+<<                                                                               3,545,864
                                                                                                              ----------------

BUSINESS SERVICES - 15.21%
        264,400  ABM INDUSTRIES INCORPORATED                                                                         5,052,684
        127,900  AVOCENT CORPORATION+                                                                                4,255,233
         77,800  CCC INFORMATION SERVICES GROUP+                                                                     2,059,366
        163,000  CONCUR TECHNOLOGIES INCORPORATED+                                                                   2,692,760
        172,900  CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                           3,936,933
        102,800  F5 NETWORKS INCORPORATED+<<                                                                         6,651,160
        242,900  FILENET CORPORATION+<<                                                                              6,815,774
        533,700  GARTNER INCORPORATED+<<                                                                             7,343,712
        268,800  GEVITY HR INCORPORATED                                                                              7,378,560
         42,750  H&E EQUIPMENT SERVICES INCORPORATED+                                                                  996,075
         27,900  HUDSON HIGHLAND GROUP INCORPORATED+                                                                   459,234
        604,700  INFORMATICA CORPORATION+                                                                            8,901,184
        217,800  KANBAY INTERNATIONAL INCORPORATED+<<                                                                3,672,108
        248,700  MAPINFO CORPORATION+                                                                                3,514,131
        637,800  PARAMETRIC TECHNOLOGY CORPORATION+                                                                  3,992,628
        529,700  PEROT SYSTEMS CORPORATION CLASS A+                                                                  7,982,579
        349,200  RIGHTNOW TECHNOLOGIES INCORPORATED+<<                                                               5,566,248
      1,003,200  RSA SECURITY INCORPORATED+                                                                         15,419,184
        147,900  SINA CORPORATION+<<                                                                                 3,441,633
        265,100  THQ INCORPORATED+<<                                                                                 6,958,875
        484,300  VALUECLICK INCORPORATED+<<                                                                          9,114,526
         61,600  VOCUS INCORPORATED+                                                                                   862,400
         76,400  WEBEX COMMUNICATIONS INCORPORATED+<<                                                                1,854,992

                                                                                                                   118,921,979
                                                                                                              ----------------

CHEMICALS & ALLIED PRODUCTS - 7.99%
         67,200  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+<<                                                      2,901,696
        273,996  ANGIOTECH PHARMACEUTICALS INCORPORATED+                                                             3,446,870
        219,700  ARRAY BIOPHARMA INCORPORATED+                                                                       1,707,069
         64,900  CYTEC INDUSTRIES INCORPORATED                                                                       3,219,040
         90,600  DIGENE CORPORATION+                                                                                 3,007,920
        246,800  FIRST HORIZON PHARMACEUTICAL CORPORATION+<<                                                         4,148,708
        112,500  FMC CORPORATION                                                                                     6,347,250
        251,725  IMMUCOR INCORPORATED+                                                                               7,564,336
        198,600  INSPIRE PHARMACEUTICALS INCORPORATED+                                                                 989,028
        176,800  KOOPER HOLDINGS INCORPORATED                                                                        2,784,600
        247,600  MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                        7,653,316

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
        196,600  NUVELO INCORPORATED+<<                                                                       $      3,371,690
        242,800  OLIN CORPORATION                                                                                    4,977,400
        221,200  SALIX PHARMACEUTICALS LIMITED+                                                                      3,846,668
        289,100  SEROLOGICALS CORPORATION+<<                                                                         6,464,276

                                                                                                                    62,429,867
                                                                                                              ----------------

COAL MINING - 0.44%
         77,800  FOUNDATION COAL HOLDINGS INCORPORATED<<                                                             3,458,988
                                                                                                              ----------------

COMMUNICATIONS - 1.38%
        118,900  CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                        2,372,055
        302,300  SBA COMMUNICATIONS CORPORATION+                                                                     6,605,255
        186,200  UBIQUITEL INCORPORATED+                                                                             1,822,898

                                                                                                                    10,800,208
                                                                                                              ----------------

DEPOSITORY INSTITUTIONS - 3.80%
         76,900  BANK OF HAWAII CORPORATION                                                                          4,014,949
        117,800  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                      3,597,612
        159,697  CULLEN FROST BANKERS INCORPORATED                                                                   8,582,117
         52,500  EURONET WORLDWIDE INCORPORATED+<<                                                                   1,694,175
        177,200  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                          2,445,360
        601,500  TAC ACQUISITION CORPORATION+                                                                        3,879,675
        101,900  WESTAMERICA BANCORPORATION                                                                          5,484,258

                                                                                                                    29,698,146
                                                                                                              ----------------

EATING & DRINKING PLACES - 1.15%
         87,200  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                           4,469,872
        143,100  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                        4,514,805

                                                                                                                     8,984,677
                                                                                                              ----------------

EDUCATIONAL SERVICES - 0.22%
         56,900  EDUCATION MANAGEMENT CORPORATION+                                                                   1,742,278
                                                                                                              ----------------

ELECTRIC, GAS & SANITARY SERVICES - 2.59%
         23,000  CLEAN HARBORS INCORPORATED+                                                                           620,080
         45,700  ITC HOLDINGS CORPORATION<<                                                                          1,243,040
         86,800  ORMAT TECHNOLOGIES INCORPORATED                                                                     3,059,700
        208,450  PNM RESOURCES INCORPORATED                                                                          5,121,616
        202,000  SOUTHERN UNION COMPANY+                                                                             5,090,400
        146,200  WASTE CONNECTIONS INCORPORATED+                                                                     5,108,228

                                                                                                                    20,243,064
                                                                                                              ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.66%
         99,800  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+<<                                                      1,487,020
        797,700  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                         11,080,053
         22,200  INTERNATIONAL DISPLAYWORKS INCORPORATED+                                                              144,078
         59,400  INTERNATIONAL RECTIFIER CORPORATION+<<                                                              2,160,378
        639,000  MIPS TECHNOLOGIES INCORPORATED+                                                                     5,814,900
        232,400  O2MICRO INTERNATIONAL LIMITED+                                                                      2,528,512
        389,200  POWER-ONE INCORPORATED+                                                                             2,350,768
        579,500  VOLTERRA SEMICONDUCTOR CORPORATION+<<                                                              10,871,420

                                                                                                                    36,437,129
                                                                                                              ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.18%
          9,300  DIAMONDCLUSTER INTERNATIONAL INCORPORATED+                                                             88,443

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (CONTINUED)
        845,996  DIVERSA CORPORATION+                                                                         $     4,559,919
        390,300  LEXICON GENETICS INCORPORATED+                                                                     1,561,200
        126,821  MTC TECHNOLOGIES INCORPORATED+                                                                     3,704,441
        477,000  NAVIGANT CONSULTING INCORPORATED+<<                                                               10,837,440
        134,000  WATSON WYATT & COMPANY HOLDINGS                                                                    4,078,960

                                                                                                                   24,830,403
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.97%
        194,000  FLOWERS FOODS INCORPORATED                                                                         5,336,940
        136,400  RALCORP HOLDINGS INCORPORATED+                                                                     5,360,520
        287,700  SENOMYX INCORPORATED+<<                                                                            4,675,125

                                                                                                                   15,372,585
                                                                                                              ---------------

HEALTH SERVICES - 3.27%
         70,512  DAVITA INCORPORATED+                                                                               3,860,532
        387,700  EDUCATE INCORPORATED+<<                                                                            4,838,496
        114,500  HUMAN GENOME SCIENCES INCORPORATED+<<                                                              1,259,500
         84,800  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                2,797,552
         37,000  RENAL CARE GROUP INCORPORATED+                                                                     1,755,280
        192,444  SYMBION INCORPORATED+<<                                                                            4,445,457
        169,924  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                             6,586,254

                                                                                                                   25,543,071
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.43%
        100,208  BRANDYWINE REALTY TRUST<<                                                                          3,151,542
         92,711  HEALTH CARE REIT INCORPORATED                                                                      3,447,922
        181,263  UNITED DOMINION REALTY TRUST INCORPORATED                                                          4,605,893

                                                                                                                   11,205,357
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.55%
        134,281  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                              4,334,591
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.92%
        134,700  ACTUANT CORPORATION CLASS A                                                                        7,711,575
        299,600  AGCO CORPORATION+<<                                                                                5,395,796
        543,800  AXCELIS TECHNOLOGIES INCORPORATED+                                                                 3,436,816
        218,200  DRESSER RAND GROUP INCORPORATED+                                                                   5,876,126
        124,000  FMC TECHNOLOGIES INCORPORATED+<<                                                                   6,425,680
        120,800  IDEX CORPORATION                                                                                   5,556,800
         67,500  KENNAMETAL INCORPORATED                                                                            3,948,750
         55,200  MANITOWOC COMPANY INCORPORATED                                                                     3,670,800
        150,500  RACKABLE SYSTEMS INCORPORATED+                                                                     4,522,525
         64,600  SCANSOURCE INCORPORATED+                                                                           3,799,126
        543,100  SCIENTIFIC GAMES CORPORATION CLASS A+                                                             17,406,355
        510,700  ULTRATECH INCORPORATED+                                                                            9,805,440

                                                                                                                   77,555,789
                                                                                                              ---------------

INSURANCE CARRIERS - 7.67%
        125,500  ARGONAUT GROUP INCORPORATED+                                                                       4,461,525
        725,700  CONSECO INCORPORATED+                                                                             17,685,309
        537,953  MAX RE CAPITAL LIMITED                                                                            14,261,134
        119,957  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                             3,676,682
        293,500  REINSURANCE GROUP OF AMERICA INCORPORATED                                                         14,234,750
        140,200  WELLCARE HEALTH PLANS INCORPORATED+<<                                                              5,668,286

                                                                                                                   59,987,686
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
LEATHER & LEATHER PRODUCTS - 0.61%
        106,000  BROWN SHOE COMPANY INCORPORATED                                                             $      4,772,120
                                                                                                             ----------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.86%
        248,600  LAIDLAW INTERNATIONAL INCORPORATED                                                                 6,761,920
                                                                                                             ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.17%
        126,600  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                            5,643,828
        112,500  DJ ORTHOPEDICS INCORPORATED+                                                                       3,693,375
        127,100  DRS TECHNOLOGIES INCORPORATED<<                                                                    6,315,599
        453,976  II-VI INCORPORATED+                                                                                7,899,182
        100,300  POLYMEDICA CORPORATION                                                                             3,983,916
        136,400  ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                                             6,513,100
        149,400  SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                          6,364,440

                                                                                                                   40,413,440
                                                                                                             ----------------

MEMBERSHIP ORGANIZATIONS - 1.03%
        130,300  AVIALL+                                                                                            4,503,168
         79,200  RITCHIE BROS AUCTIONEERS INCORPORATED                                                              3,560,040

                                                                                                                    8,063,208
                                                                                                             ----------------

METAL MINING - 1.75%
        306,900  AGNICO-EAGLE MINES LIMITED<<                                                                       7,525,188
        146,630  GOLDCORP INCORPORATED<<                                                                            4,011,797
        400,500  HECLA MINING COMPANY+<<                                                                            2,114,640

                                                                                                                   13,651,625
                                                                                                             ----------------

MISCELLANEOUS RETAIL - 0.79%
         60,400  ALLION HEALTHCARE INCORPORATED+                                                                      918,080
        238,800  PETCO ANIMAL SUPPLIES INCORPORATED+                                                                5,220,168

                                                                                                                    6,138,248
                                                                                                             ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.35%
        189,127  APOLLO INVESTMENT CORPORATION                                                                      3,447,785
        377,100  ENCORE CAPITAL GROUP INCORPORATED+<<                                                               7,112,106

                                                                                                                   10,559,891
                                                                                                             ----------------

OIL & GAS EXTRACTION - 5.25%
        223,974  BIRCHCLIFF ENERGY LIMITED+                                                                         1,494,405
        172,394  DENBURY RESOURCES INCORPORATED+                                                                    5,132,169
         73,300  FOREST OIL CORPORATION+                                                                            3,774,950
        399,300  HANOVER COMPRESSOR COMPANY+<<                                                                      6,612,408
        135,800  KCS ENERGY INCORPORATED+                                                                           3,942,274
        100,800  ST. MARY LAND & EXPLORATION COMPANY<<                                                              4,398,912
        237,300  STROUD ENERGY INCORPORATED+++                                                                      3,796,800
        204,200  SUPERIOR ENERGY SERVICES INCORPORATED+                                                             5,544,030
        308,811  WILLBROS GROUP INCORPORATED+<<                                                                     6,330,626

                                                                                                                   41,026,574
                                                                                                             ----------------

PAPER & ALLIED PRODUCTS - 0.44%
        430,800  XERIUM TECHNOLOGIES INCORPORATED                                                                   3,429,168
                                                                                                             ----------------

PERSONAL SERVICES - 0.44%
         88,200  REGIS CORPORATION                                                                                  3,417,750
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------


SHARES           SECURITY NAME                                                                                          VALUE
PRIMARY METAL INDUSTRIES - 0.70%
        164,500  SCHNITZER STEEL INDUSTRY                                                                        $     5,500,880
                                                                                                                 ---------------

RAILROAD TRANSPORTATION - 0.94%
        281,400  KANSAS CITY SOUTHERN+<<                                                                               7,310,772
                                                                                                                 ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.20%
         34,400  GAMCO INVESTORS INCORPORATED CLASS A                                                                  1,533,896
                                                                                                                 ---------------

SOCIAL SERVICES - 0.42%
         84,300  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                        3,294,444
                                                                                                                 ---------------

TEXTILE MILL PRODUCTS - 0.79%
        167,500  ALBANY INTERNATIONAL CORPORATION CLASS A                                                              6,197,500
                                                                                                                 ---------------

TRANSPORTATION BY AIR - 0.53%
        280,900  REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                                                               4,165,747
                                                                                                                 ---------------

TRANSPORTATION SERVICES - 0.45%
         83,700  HUB GROUP INCORPORATED CLASS A+                                                                       3,544,695
                                                                                                                 ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.87%
        200,400  AIRGAS INCORPORATED                                                                                   7,771,512
        238,200  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                           6,836,340

                                                                                                                      14,607,852
                                                                                                                 ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.18%
         63,800  LKQ CORPORATION+                                                                                      1,434,862
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $597,238,480)                                                                              727,925,610
                                                                                                                 ---------------

INVESTMENT COMPANIES - 0.27%
        136,810  TECHNOLOGY INVESTMENT CAPITAL CORPORATION                                                             2,109,611

TOTAL INVESTMENT COMPANIES (COST $2,016,601)                                                                           2,109,611
                                                                                                                 ---------------

COLLATERAL FOR SECURITIES LENDING - 19.95%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.90%
      2,697,624  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                2,697,624
      4,354,283  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       4,354,283

                                                                                                                       7,051,907
                                                                                                                 ---------------
PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 19.05%
$       632,389  AMERICAN GENERAL FINANCE+++/-                                        4.47%      02/15/2007              632,622
      2,568,411  AMSTERDAM FUNDING CORPORATION                                        4.36       02/02/2006            2,568,103
        702,654  APRECO LLC                                                           4.49       03/15/2006              698,958
        263,284  APRECO LLC++                                                         4.65       05/15/2006              259,827
        543,854  AQUIFER FUNDING LIMITED++                                            4.38       02/06/2006              543,511
      1,756,635  AQUIFER FUNDING LIMITED++                                            4.37       02/07/2006            1,755,317
      1,266,323  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.53       02/13/2006            1,264,423
        867,075  ATLANTIC ASSET SECURITIZATION CORPORATION++                          4.52       02/15/2006              865,558
        843,185  ATLAS CAPITAL FUNDING LIMITED+/-                                     4.65       05/15/2006              832,114
      1,756,635  ATLAS CAPITAL FUNDING LIMITED+++/-                                   4.51       10/20/2006            1,756,635
        281,062  ATOMIUM FUNDING CORPORATION++                                        4.56       04/12/2006              278,569
        421,592  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $421,645)                                            4.55       02/01/2006              421,592

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE            VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       243,751  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.60%      06/02/2006       $       243,816
      4,187,817  BHP BILLITON FINANCE (USA) LIMITED                                   4.48       02/01/2006             4,187,817
      3,717,039  BUCKINGHAM CDO LLC                                                   4.34       02/03/2006             3,716,110
      1,756,635  BUCKINGHAM II CDO LLC++                                              4.39       02/09/2006             1,754,878
        705,394  BUCKINGHAM II CDO LLC                                                4.55       02/27/2006               703,109
      2,212,025  CAIRN HIGH GRADE FUNDING I                                           4.52       02/01/2006             2,212,025
        983,715  CAIRN HIGH GRADE FUNDING I                                           4.52       02/06/2006               983,096
      3,794,331  CAIRN HIGH GRADE FUNDING I                                           4.52       02/08/2006             3,790,992
      1,159,660  CANCARA ASSET SECURITIZATION LIMITED                                 4.52       02/07/2006             1,158,790
        233,281  CANCARA ASSET SECURITIZATION LIMITED                                 4.53       02/15/2006               232,873
        345,706  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52       02/03/2006               345,619
      1,788,957  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/21/2006             1,784,484
        702,654  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/24/2006               700,637
      1,192,966  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49       03/13/2006             1,186,989
        367,558  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50       03/14/2006               365,669
        652,414  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53       04/05/2006               647,208
        124,791  CHARIOT FUNDING LLC++                                                4.47       02/15/2006               124,573
      1,967,431  CHARTA LLC                                                           4.28       02/13/2006             1,964,480
      1,194,512  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.36       02/05/2007             1,194,512
      2,494,421  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.38       02/07/2007             2,494,421
      2,810,616  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.43       02/13/2007             2,810,616
      2,178,227  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55       05/04/2006             2,172,694
        193,511  CULLINAN FINANCE CORPORATION++                                       4.46       02/15/2006               193,172
      1,756,635  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38       11/15/2006             1,756,828
      1,405,308  DEER VALLEY FUNDING LLC                                              4.54       04/10/2006             1,393,208
     21,079,618  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $21,082,253)                                         4.50       02/01/2006            21,079,618
         91,345  DNB NOR BANK ASA                                                     4.39       02/22/2006                91,106
      1,014,351  EIFFEL FUNDING LLC                                                   4.50       02/01/2006             1,014,351
      2,037,696  EUREKA SECURITIZATION INCORPORATED                                   4.40       02/08/2006             2,035,903
      1,586,382  GALAXY FUNDING INCORPORATED                                          4.51       02/01/2006             1,586,382
         77,292  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45       02/01/2006                77,292
      3,513,270  GOLDMAN SACHS GROUP INCORPORATED                                     4.53       02/02/2006             3,512,848
      1,686,369  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60       06/30/2006             1,686,369
     21,079,618  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $21,082,253)                                         4.50       02/01/2006            21,079,618
      1,756,635  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49       02/15/2006             1,753,561
      1,124,246  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66       06/06/2006             1,124,246
         91,345  K2 (USA) LLC++                                                       4.66       05/02/2006                90,304
        324,977  K2 (USA) LLC SERIES MTN+/-                                           4.59       07/24/2006               325,085
      1,053,981  KAUPTHING BANK HF SERIES MTN+/-                                      4.55       02/20/2007             1,053,875
        104,204  KLIO II FUNDING CORPORATION                                          4.53       03/16/2006               103,642
        458,201  KLIO III FUNDING CORPORATION++                                       4.56       02/24/2006               456,886
        562,123  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55       03/16/2006               562,123
      1,617,158  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50       02/01/2006             1,617,158
        440,634  LEXINGTON PARKER CAPITAL CORPORATION++                               0.00       02/03/2006               440,524
         70,265  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65       05/02/2006                69,464
      1,756,635  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53       05/26/2006             1,756,881
         84,318  LIBERTY STREET FUNDING CORPORATION++                                 4.51       02/21/2006                84,108
         87,551  LIBERTY STREET FUNDING CORPORATION                                   4.58       03/22/2006                87,010
        812,479  LINKS FINANCE LLC SERIES MTN+++/-                                    4.46       03/15/2006               812,471
        140,531  LINKS FINANCE LLC SERIES MTN1+++/-                                   4.40       09/12/2006               140,527
      1,053,981  LIQUID FUNDING LIMITED+/-                                            4.36       03/03/2006             1,053,981
      1,616,104  LIQUID FUNDING LIMITED+/-                                            4.44       08/14/2006             1,616,104
      1,053,981  MORGAN STANLEY+/-                                                    4.58       03/13/2006             1,053,981
      2,107,962  MORGAN STANLEY+/-                                                    4.57       10/10/2006             2,107,962
        324,977  MORGAN STANLEY SERIES EXL+/-                                         4.50       08/13/2010               325,062
      3,443,004  NATEXIS BANQUE POPULAIRES                                            4.30       02/01/2006             3,443,004
         70,265  NATIONWIDE BUILDING SOC+++/-                                         4.74       07/21/2006                70,326
      3,289,615  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37       02/07/2006             3,287,148
        105,398  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46       02/09/2006               105,293
      3,706,499  NORTHERN ROCK PLC+++/-                                               4.63       04/21/2006             3,706,685
      3,513,270  NORTHERN ROCK PLC+++/-                                               4.40       02/05/2007             3,512,848

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,424,156  OLD LINE FUNDING CORPORATION                                         4.30%      02/01/2006     $      2,424,156
      1,967,431  PREMIUM ASSET TRUST SERIES 2001-2+++/-                               4.87       03/28/2006            1,968,002
        284,224  RACERS TRUST 2004+++/-                                               4.51       05/22/2006              284,238
        234,124  RANGER FUNDING CORPORATION                                           4.37       02/02/2006              234,096
        358,353  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/01/2006              358,353
        168,637  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/03/2006              168,595
        812,479  TANGO FINANCE CORPORATION+/-                                         4.59       10/25/2006              812,747
        406,204  TRAVELLERS INSURANCE COMPANY+/-                                      4.52       02/10/2006              406,196
      1,756,635  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47       04/03/2006            1,756,635
      2,203,804  UNITEDHEALTH GROUP INCORPORATED                                      4.32       02/01/2006            2,203,804
      1,756,635  WHITE PINE FINANCE LLC+/-                                            4.39       07/17/2006            1,756,635
      1,686,369  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.53       06/12/2006            1,686,639
        210,796  WINDMILL FUNDING CORPORATION                                         4.55       02/03/2006              210,743
      1,711,033  YORKTOWN CAPITAL LLC                                                 4.32       02/02/2006            1,710,827

                                                                                                                     148,901,257
                                                                                                                ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $155,953,164)                                                          155,953,164
                                                                                                                ----------------
SHARES

SHORT-TERM INVESTMENTS - 7.17%
     56,072,120  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                          56,072,120
                                                                                                                ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $56,072,120)                                                                       56,072,120
                                                                                                                ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $811,280,365)*                                    120.50%                                                 $    942,060,505

OTHER ASSETS AND LIABILITIES, NET                       (20.50)                                                     (160,276,239)
                                                       -------                                                  ----------------

TOTAL NET ASSETS                                        100.00%                                                 $    781,784,266
                                                       -------                                                  ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $56,072,120.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 96.65%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 4.20%
        615,500  JONES APPAREL GROUP INCORPORATED                                                             $     19,252,840
        683,900  TOMMY HILFIGER CORPORATION+                                                                        11,284,350

                                                                                                                    30,537,190
                                                                                                              ----------------

BUSINESS SERVICES - 12.77%
        917,160  CATALINA MARKETING CORPORATION<<                                                                   20,498,526
        646,600  IMS HEALTH INCORPORATED<<                                                                          15,906,360
      1,035,200  MONEYGRAM INTERNATIONAL INCORPORATED                                                               27,494,912
      3,668,300  PARAMETRIC TECHNOLOGY CORPORATION+                                                                 22,963,558
        205,963  VIAD CORPORATION<<                                                                                  5,863,767

                                                                                                                    92,727,123
                                                                                                              ----------------

CHEMICALS & ALLIED PRODUCTS - 5.07%
        385,478  ALBEMARLE CORPORATION                                                                              16,872,372
        733,640  VALSPAR CORPORATION                                                                                19,969,681

                                                                                                                    36,842,053
                                                                                                              ----------------

DEPOSITORY INSTITUTIONS - 1.42%
        395,100  SOUTH FINANCIAL GROUP INCORPORATED                                                                 10,304,208
                                                                                                              ----------------

EATING & DRINKING PLACES - 5.62%
        559,600  ARAMARK CORPORATION CLASS B<<                                                                      14,913,340
        589,371  CBRL GROUP INCORPORATED<<                                                                          25,873,387

                                                                                                                    40,786,727
                                                                                                              ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.52%
              1  ADC TELECOMMUNICATIONS INCORPORATED+                                                                       19
      1,163,100  AMERICAN POWER CONVERSION CORPORATION                                                              27,565,470
        488,976  AVX CORPORATION<<                                                                                   8,126,781
      1,116,200  FLEXTRONICS INTERNATIONAL LIMITED+<<                                                               11,675,452

                                                                                                                    47,367,722
                                                                                                              ----------------

FOOD & KINDRED PRODUCTS - 0.97%
        287,900  PEPSIAMERICAS INCORPORATED                                                                          7,050,671
                                                                                                              ----------------

FURNITURE & FIXTURES - 2.31%
        994,800  STEELCASE INCORPORATED<<                                                                           16,762,380
                                                                                                              ----------------

GENERAL MERCHANDISE STORES - 5.17%
      2,424,800  BIG LOTS INCORPORATED+<<                                                                           32,419,576
        304,683  DOLLAR GENERAL CORPORATION                                                                          5,149,143

                                                                                                                    37,568,719
                                                                                                              ----------------

HEALTH SERVICES - 2.24%
        342,000  UNIVERSAL HEALTH SERVICES CLASS B<<                                                                16,248,420
                                                                                                              ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 14.78%
        304,667  CARLISLE COMPANIES INCORPORATED                                                                    21,146,936
        534,700  DOVER CORPORATION                                                                                  24,558,771
      2,990,600  ENTEGRIS INCORPORATED+                                                                             31,401,300
        870,430  PALL CORPORATION                                                                                   25,068,384

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
         95,100  TENNANT COMPANY                                                                              $      5,154,420

                                                                                                                   107,329,811
                                                                                                              ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.97%
        703,000  UNUMPROVIDENT CORPORATION<<                                                                        14,291,990
                                                                                                              ----------------

INSURANCE CARRIERS - 3.70%
        107,244  AMBAC FINANCIAL GROUP INCORPORATED                                                                  8,237,412
        302,493  MBIA INCORPORATED<<                                                                                18,621,469

                                                                                                                    26,858,881
                                                                                                              ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.17%
        248,700  HAEMONETICS CORPORATION+                                                                           12,932,400
        217,449  ITRON INCORPORATED+                                                                                10,409,284
        621,700  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                         35,990,213

                                                                                                                    59,331,897
                                                                                                              ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.42%
        485,000  HASBRO INCORPORATED                                                                                10,282,000
                                                                                                              ----------------

MISCELLANEOUS RETAIL - 3.00%
        887,870  ZALE CORPORATION+                                                                                  21,761,694
                                                                                                              ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.41%
        797,079  CAPITALSOURCE INCORPORATED+<<                                                                      17,503,850
                                                                                                              ----------------

PERSONAL SERVICES - 1.67%
        304,700  G & K SERVICES INCORPORATED CLASS A                                                                12,108,778
                                                                                                              ----------------

PRIMARY METAL INDUSTRIES - 3.11%
        501,752  HUBBELL INCORPORATED CLASS B                                                                       22,553,752
                                                                                                              ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.46%
        373,000  HARTE HANKS INCORPORATED                                                                           10,585,740
                                                                                                              ----------------

TRANSPORTATION EQUIPMENT - 3.74%
        961,825  FEDERAL SIGNAL CORPORATION                                                                         17,053,157
        435,200  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                   10,096,640

                                                                                                                    27,149,797
                                                                                                              ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 4.93%
      1,075,650  HAIN CELESTIAL GROUP INCORPORATED+                                                                 25,073,401
        198,000  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                               10,711,800

                                                                                                                    35,785,201
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $615,258,090)                                                                            701,738,604
                                                                                                              ----------------

COLLATERAL FOR SECURITIES LENDING - 21.09%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.95%
      2,648,884  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              2,648,884

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (CONTINUED)
      4,275,612  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       4,275,612

                                                                                                                       6,924,496
                                                                                                                 ---------------
PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 20.14%
$       620,963  AMERICAN GENERAL FINANCE+++/-                                        4.47%      03/15/2007      $       621,193
      2,522,006  AMSTERDAM FUNDING CORPORATION                                        4.36       02/02/2006            2,521,703
        689,959  APRECO LLC                                                           4.49       03/15/2006              686,330
        258,528  APRECO LLC++                                                         4.65       05/15/2006              255,133
      1,724,897  AQUIFER FUNDING LIMITED++                                            4.37       02/07/2006            1,723,603
        534,028  AQUIFER FUNDING LIMITED++                                            4.38       02/06/2006              533,692
        851,409  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.52       02/15/2006              849,919
      1,243,444  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.53       02/13/2006            1,241,578
        827,950  ATLAS CAPITAL FUNDING LIMITED                                        4.65       05/15/2006              817,079
      1,724,897  ATLAS CAPITAL FUNDING LIMITED+++/-                                   4.51       10/20/2006            1,724,897
        275,983  ATOMIUM FUNDING CORPORATION++                                        4.56       04/12/2006              273,536
        413,975  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $414,027)                                            4.55       02/01/2006              413,975
        239,347  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.60       06/02/2006              239,411
      4,112,154  BHP BILLITON FINANCE (USA) LIMITED                                   4.48       02/01/2006            4,112,154
      3,649,881  BUCKINGHAM CDO LLC                                                   4.34       02/03/2006            3,648,969
      1,724,897  BUCKINGHAM II CDO LLC++                                              4.39       02/09/2006            1,723,172
        692,650  BUCKINGHAM II CDO LLC                                                4.55       02/27/2006              690,405
      2,172,059  CAIRN HIGH GRADE FUNDING I                                           4.52       02/01/2006            2,172,059
        965,942  CAIRN HIGH GRADE FUNDING I                                           4.52       02/06/2006              965,334
      3,725,777  CAIRN HIGH GRADE FUNDING I                                           4.52       02/08/2006            3,722,498
        229,066  CANCARA ASSET SECURITIZATION LIMITED                                 4.53       02/15/2006              228,665
      1,138,708  CANCARA ASSET SECURITIZATION LIMITED                                 4.52       02/07/2006            1,137,854
        339,460  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52       02/03/2006              339,375
      1,756,635  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/21/2006            1,752,243
        689,959  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/24/2006              687,979
      1,171,412  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49       03/13/2006            1,165,543
        360,917  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50       03/14/2006              359,062
        640,627  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53       04/05/2006              635,514
        122,537  CHARIOT FUNDING LLC++                                                4.47       02/15/2006              122,322
      1,931,884  CHARTA LLC                                                           4.28       02/13/2006            1,928,986
      1,172,930  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.36       02/05/2007            1,172,930
      2,449,353  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.38       02/07/2007            2,449,353
      2,759,835  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.43       02/13/2007            2,759,835
      2,138,872  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55       05/04/2006            2,133,439
        190,015  CULLINAN FINANCE CORPORATION++                                       4.46       02/15/2006              189,682
      1,724,897  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38       11/15/2006            1,725,086
      1,379,917  DEER VALLEY FUNDING LLC                                              4.54       04/10/2006            1,368,036
     20,698,760  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $20,701,347)                                         4.50       02/01/2006           20,698,760
         89,695  DNB NOR BANK ASA                                                     4.39       02/22/2006               89,460
        996,024  EIFFEL FUNDING LLC                                                   4.50       02/01/2006              996,024
      2,000,880  EUREKA SECURITIZATION INCORPORATED                                   4.40       02/08/2006            1,999,119
      1,557,720  GALAXY FUNDING INCORPORATED                                          4.51       02/01/2006            1,557,720
         75,895  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45       02/01/2006               75,895
      3,449,793  GOLDMAN SACHS GROUP INCORPORATED                                     4.53       02/02/2006            3,449,379
      1,655,901  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60       06/30/2006            1,655,901
     20,698,760  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $20,701,347)                                         4.50       02/01/2006           20,698,760
      1,724,897  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49       02/15/2006            1,721,878
      1,103,934  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66       06/06/2006            1,103,934
         89,695  K2 (USA) LLC++                                                       4.66       05/02/2006               88,672
        319,106  K2 (USA) LLC SERIES MTN+/-                                           4.59       07/24/2006              319,211
      1,034,938  KAUPTHING BANK HF SERIES MTN+/-                                      4.55       02/20/2007            1,034,835
        102,321  KLIO II FUNDING CORPORATION                                          4.53       03/16/2006              101,769
        449,922  KLIO III FUNDING CORPORATION++                                       4.56       02/24/2006              448,631

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       551,967  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55%      03/16/2006     $       551,967
      1,587,940  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50       02/01/2006           1,587,940
         68,996  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65       05/02/2006              68,209
        432,673  LEXINGTON PARKER CAPITAL CORPORATION++                               0.00       02/03/2006             432,565
      1,724,897  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53       05/26/2006           1,725,138
         82,795  LIBERTY STREET FUNDING CORPORATION++                                 4.51       02/21/2006              82,588
         85,969  LIBERTY STREET FUNDING CORPORATION                                   4.58       03/22/2006              85,438
        797,799  LINKS FINANCE LLC SERIES MTN+/-                                      4.46       03/15/2006             797,791
        137,992  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40       09/12/2006             137,988
      1,034,938  LIQUID FUNDING LIMITED+++/-                                          4.36       03/03/2006           1,034,938
      1,586,905  LIQUID FUNDING LIMITED+++/-                                          4.44       08/14/2006           1,586,905
      1,034,938  MORGAN STANLEY+/-                                                    4.58       03/13/2006           1,034,938
      2,069,876  MORGAN STANLEY+/-                                                    4.57       10/10/2006           2,069,876
        319,106  MORGAN STANLEY SERIES EXL+/-                                         4.50       03/15/2007             319,189
      3,380,797  NATEXIS BANQUE POPULAIRES                                            4.30       02/01/2006           3,380,797
         68,996  NATIONWIDE BUILDING SOC+++/-                                         4.74       07/21/2006              69,055
      3,230,180  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37       02/07/2006           3,227,757
        103,494  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46       02/09/2006             103,390
      3,449,793  NORTHERN ROCK PLC+++/-                                               4.40       02/05/2007           3,449,379
      3,639,532  NORTHERN ROCK PLC+++/-                                               4.63       04/21/2006           3,639,714
      2,380,357  OLD LINE FUNDING CORPORATION                                         4.30       02/01/2006           2,380,357
      1,931,884  PREMIUM ASSET TRUST SERIES 2001-2+++/-                               4.87       03/28/2006           1,932,445
        279,088  RACERS TRUST 2004-6-MM+++/-                                          4.51       05/22/2006             279,102
        229,894  RANGER FUNDING CORPORATION                                           4.37       02/02/2006             229,867
        351,879  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/01/2006             351,879
        165,590  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/03/2006             165,549
        797,799  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59       10/25/2006             798,063
        398,865  TRAVELLERS INSURANCE COMPANY+/-                                      4.52       02/10/2006             398,857
      1,724,897  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47       04/03/2006           1,724,897
      2,163,986  UNITEDHEALTH GROUP INCORPORATED                                      4.32       02/01/2006           2,163,986
      1,724,897  WHITE PINE FINANCE LLC+/-                                            4.39       07/17/2006           1,724,897
      1,655,901  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.53       06/12/2006           1,656,166
        206,988  WINDMILL FUNDING CORPORATION                                         4.55       02/03/2006             206,936
      1,680,118  YORKTOWN CAPITAL LLC                                                 4.32       02/02/2006           1,679,917

                                                                                                                    146,210,972
                                                                                                                ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $153,135,468)                                                         153,135,468
                                                                                                                ---------------
SHARES

SHORT-TERM INVESTMENTS - 1.86%
     13,523,675  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                         13,523,675
                                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,523,675)                                                                      13,523,675
                                                                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $781,917,233)*                                    119.60%                                                 $   868,397,747

OTHER ASSETS AND LIABILITIES, NET                       (19.60)                                                    (142,342,503)
                                                       -------                                                  ---------------

TOTAL NET ASSETS                                        100.00%                                                 $   726,055,244
                                                       -------                                                  ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,523,675.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 91.72%

AMUSEMENT & RECREATION SERVICES - 1.27%
        440,000  INTERNATIONAL GAME TECHNOLOGY                                                                $      15,743,200
                                                                                                              -----------------

APPAREL & ACCESSORY STORES - 3.75%
        455,000  ANN TAYLOR STORES CORPORATION+                                                                      15,160,600
        368,000  KOHL'S CORPORATION+                                                                                 16,335,520
        643,000  LIMITED BRANDS                                                                                      15,213,380

                                                                                                                     46,709,500
                                                                                                              -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.33%
        379,000  ADVANCE AUTO PARTS INCORPORATED                                                                     16,513,030
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.47%
        408,000  RYDER SYSTEM INCORPORATED                                                                           18,237,600
                                                                                                              -----------------

BUSINESS SERVICES - 6.76%
        530,000  ACTIVISION INCORPORATED+                                                                             7,600,200
        119,000  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                 7,449,400
        520,000  AMDOCS LIMITED+                                                                                     16,744,000
        315,000  CHECKFREE CORPORATION+                                                                              16,323,300
        500,000  CITRIX SYSTEMS INCORPORATED+<<                                                                      15,420,000
        475,000  COGNOS INCORPORATED+<<                                                                              18,097,500
        230,429  MENTOR GRAPHICS CORPORATION+                                                                         2,534,719

                                                                                                                     84,169,119
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 6.31%
        785,000  HUNTSMAN CORPORATION+                                                                               16,971,700
        435,000  IMCLONE SYSTEMS INCORPORATED+                                                                       15,673,050
        467,000  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                     15,392,320
        395,000  MEDIMMUNE INCORPORATED+                                                                             13,477,400
        262,000  SIGMA-ALDRICH CORPORATION                                                                           16,998,560

                                                                                                                     78,513,030
                                                                                                              -----------------

COMMUNICATIONS - 6.04%
      1,000,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                         24,600,000
        525,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                           15,366,750
        917,000  DIRECTV GROUP INCORPORATED+                                                                         12,682,110
        297,000  IAC INTERACTIVECORP+<<                                                                               8,618,940
        650,000  LIBERTY GLOBAL INCORPORATED CLASS A+                                                                13,910,000

                                                                                                                     75,177,800
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 3.66%
        235,000  CITY NATIONAL CORPORATION                                                                           17,617,950
        360,000  FIFTH THIRD BANCORP<<                                                                               13,525,200
        345,000  MARSHALL & ILSLEY CORPORATION                                                                       14,469,300

                                                                                                                     45,612,450
                                                                                                              -----------------

EATING & DRINKING PLACES - 1.30%
        350,000  OUTBACK STEAKHOUSE INCORPORATED                                                                     16,180,500
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.10%
        363,000  REPUBLIC SERVICES INCORPORATED                                                                      13,739,550
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.25%
        458,000  ADVANCED MICRO DEVICES INCORPORATED+<<                                                              19,171,880

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
        825,000  ENERSYS+<<                                                                                   $    11,492,250
        815,000  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                               16,259,250
        280,000  NETWORK APPLIANCE INCORPORATED+                                                                    8,736,000
        780,000  NOKIA OYJ ADR                                                                                     14,336,400
        350,000  SILICON LABORATORIES INCORPORATED+                                                                17,230,500
        478,200  TESSERA TECHNOLOGIES INCORPORATED+                                                                15,436,296

                                                                                                                  102,662,576
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.27%
      1,930,000  BEARINGPOINT INCORPORATED+                                                                        15,864,600
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.09%
        218,000  MOLSON COORS BREWING COMPANY                                                                      13,625,000
                                                                                                              ---------------

FOOD STORES - 1.19%
        805,000  KROGER COMPANY+                                                                                   14,812,000
                                                                                                              ---------------

HEALTH SERVICES - 2.30%
        327,000  EDWARDS LIFESCIENCES CORPORATION+<<                                                               14,041,380
        815,000  VALEANT PHARMACEUTICALS INTERNATIONAL                                                             14,637,400

                                                                                                                   28,678,780
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.11%
        232,000  CARLISLE COMPANIES INCORPORATED                                                                   16,103,120
        360,000  DOVER CORPORATION                                                                                 16,534,800
        660,000  SEAGATE TECHNOLOGY+                                                                               17,212,800
        582,000  SMITH INTERNATIONAL INCORPORATED                                                                  26,190,000

                                                                                                                   76,040,720
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.12%
        478,000  ARTHUR J. GALLAGHER & COMPANY                                                                     13,938,480
                                                                                                              ---------------

INSURANCE CARRIERS - 2.49%
        245,000  MBIA INCORPORATED                                                                                 15,082,200
        350,000  RENAISSANCERE HOLDINGS LIMITED                                                                    15,858,500

                                                                                                                   30,940,700
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.89%
        545,000  BOSTON SCIENTIFIC CORPORATION+<<                                                                  11,919,150
        595,000  EASTMAN KODAK COMPANY                                                                             14,934,500
        340,000  RESPIRONICS INCORPORATED+                                                                         12,250,200
        505,000  THERMO ELECTRON CORPORATION+                                                                      16,988,200
        430,000  TRIMBLE NAVIGATION LIMITED+                                                                       17,208,600

                                                                                                                   73,300,650
                                                                                                              ---------------

METAL MINING - 1.84%
        482,885  BARRICK GOLD CORPORATION%%                                                                        15,191,562
        230,000  FALCONBRIDGE LIMITED                                                                               7,721,100

                                                                                                                   22,912,662
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 2.74%
        419,000  MICHAELS STORES INCORPORATED                                                                      14,090,970

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
MISCELLANEOUS RETAIL (CONTINUED)
        545,000  SPORTS AUTHORITY INCORPORATED+                                                                 $    20,012,400

                                                                                                                     34,103,370
                                                                                                                ---------------

MOTION PICTURES - 2.53%
      1,820,000  LIBERTY MEDIA CORPORATION CLASS A+                                                                  15,215,200
      1,030,000  NEWS CORPORATION CLASS A                                                                            16,232,800

                                                                                                                     31,448,000
                                                                                                                ---------------

OIL & GAS EXTRACTION - 12.80%
        345,000  APACHE CORPORATION                                                                                  26,057,850
        349,000  BURLINGTON RESOURCES INCORPORATED                                                                   31,849,740
        366,000  EOG RESOURCES INCORPORATED<<                                                                        30,941,640
        250,000  NABORS INDUSTRIES LIMITED+                                                                          20,312,500
        390,000  NOBLE CORPORATION                                                                                   31,371,600
        420,000  ROWAN COMPANIES INCORPORATED+                                                                       18,828,600

                                                                                                                    159,361,930
                                                                                                                ---------------

PAPER & ALLIED PRODUCTS - 0.64%
        360,000  PACTIV CORPORATION+                                                                                  8,006,400
                                                                                                                ---------------

PRIMARY METAL INDUSTRIES - 1.65%
        650,000  ALCOA INCORPORATED                                                                                  20,475,000
                                                                                                                ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.31%
        430,000  DOW JONES & COMPANY INCORPORATED                                                                    16,344,300
                                                                                                                ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.42%
        235,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                17,641,450
                                                                                                                ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.12%
        635,000  OWENS-ILLINOIS INCORPORATED+                                                                        13,963,650
                                                                                                                ---------------

TRANSPORTATION BY AIR - 0.92%
        550,000  CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                          11,500,500
                                                                                                                ---------------

TRANSPORTATION EQUIPMENT - 1.24%
        315,000  AUTOLIV INCORPORATED                                                                                15,431,850
                                                                                                                ---------------

TRANSPORTATION SERVICES - 0.81%
        385,000  EXPEDIA INCORPORATED+                                                                               10,017,700
                                                                                                                ---------------

TOTAL COMMON STOCKS (COST $802,040,459)                                                                           1,141,666,097
                                                                                                                ---------------

INVESTMENT COMPANIES - 1.02%

STOCK FUNDS - 1.02%
         65,000  BIOTECH HOLDRS TRUST                                                                                12,682,150
                                                                                                                ---------------

TOTAL INVESTMENT COMPANIES (COST $6,029,990)                                                                         12,682,150
                                                                                                                ---------------
CONTRACTS                                                                       STRIKE PRICE  EXPIRATION DATE
OPTIONS - 0.04%
          1,600  CHECKFREE CORPORATION PUT                                     $       50.00     08/19/2006             544,000

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $596,800)                                                                      544,000
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE    MATURITY DATE       VALUE
US TREASURY SECURITIES - 0.20%

US TREASURY BILLS - 0.20%
$      2,500,000  US TREASURY BILL^                                                   3.84%        03/16/2006      $    2,487,561
                                                                                                                   --------------

TOTAL US TREASURY SECURITIES (COST $2,488,533)                                                                          2,487,561
                                                                                                                   --------------
SHARES

COLLATERAL FOR SECURITIES LENDING - 8.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.39%
      1,838,666  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,838,666
      2,967,824  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        2,967,825

                                                                                                                        4,806,491
                                                                                                                   --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 8.15%
$       431,028  AMERICAN GENERAL FINANCE+++/-                                        4.47         03/15/2007             431,187
      1,750,596  AMSTERDAM FUNDING CORPORATION                                        4.36         02/02/2006           1,750,386
        478,920  APRECO LLC                                                           4.49         03/15/2006             476,401
        179,451  APRECO LLC++                                                         4.65         05/15/2006             177,095
        370,684  AQUIFER FUNDING LIMITED++                                            4.38         02/06/2006             370,451
      1,197,300  AQUIFER FUNDING LIMITED++                                            4.37         02/07/2006           1,196,402
        590,987  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.52         02/15/2006             589,953
        863,110  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.53         02/13/2006             861,815
        574,704  ATLAS CAPITAL FUNDING LIMITED                                        4.65         05/15/2006             567,158
      1,197,300  ATLAS CAPITAL FUNDING LIMITED+++/-                                   4.51         10/20/2006           1,197,300
        191,568  ATOMIUM FUNDING CORPORATION++                                        4.56         04/12/2006             189,869
        287,352  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $287,388)                                            4.55         02/01/2006             287,352
        166,137  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.60         06/02/2006             166,182
      2,854,363  BHP BILLITON FINANCE (USA) LIMITED                                   4.48         02/01/2006           2,854,363
      2,533,487  BUCKINGHAM CDO LLC                                                   4.34         02/03/2006           2,532,854
      1,197,300  BUCKINGHAM II CDO LLC++                                              4.39         02/09/2006           1,196,103
        480,788  BUCKINGHAM II CDO LLC                                                4.55         02/27/2006             479,230
      1,507,688  CAIRN HIGH GRADE FUNDING I                                           4.52         02/01/2006           1,507,688
        670,488  CAIRN HIGH GRADE FUNDING I                                           4.52         02/06/2006             670,066
      2,586,168  CAIRN HIGH GRADE FUNDING I                                           4.52         02/08/2006           2,583,892
        159,001  CANCARA ASSET SECURITIZATION LIMITED                                 4.53         02/15/2006             158,723
        790,410  CANCARA ASSET SECURITIZATION LIMITED                                 4.52         02/07/2006             789,817
        235,629  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52         02/03/2006             235,570
      1,219,330  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56         02/21/2006           1,216,282
        478,920  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56         02/24/2006             477,546
        813,110  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49         03/13/2006             809,037
        250,523  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50         03/14/2006             249,235
        444,677  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53         04/05/2006             441,129
         85,056  CHARIOT FUNDING LLC++                                                4.47         02/15/2006              84,907
      1,340,976  CHARTA LLC                                                           4.28         02/13/2006           1,338,965
        814,164  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.36         02/05/2007             814,164
      1,700,166  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.38         02/07/2007           1,700,166
      1,915,680  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.43         02/13/2007           1,915,680
      1,484,652  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55         05/04/2006           1,480,881
        131,895  CULLINAN FINANCE CORPORATION++                                       4.46         02/15/2006             131,664
      1,197,300  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38         11/15/2006           1,197,432
        957,840  DEER VALLEY FUNDING LLC                                              4.54         04/10/2006             949,593
     14,367,601  DEUTSCHE BANK REPURCHASE AGREEMENT
                 (MATURITY VALUE $14,369,397)                                         4.50         02/01/2006          14,367,601
         62,260  DNB NOR BANK ASA                                                     4.39         02/22/2006              62,096
        691,369  EIFFEL FUNDING LLC                                                   4.50         02/01/2006             691,369
      1,388,868  EUREKA SECURITIZATION INCORPORATED                                   4.40         02/08/2006           1,387,646
      1,081,258  GALAXY FUNDING INCORPORATED                                          4.51         02/01/2006           1,081,258
         52,681  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45         02/01/2006              52,681

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE    MATURITY DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,394,600  GOLDMAN SACHS GROUP INCORPORATED                                     4.53%         02/02/2006      $     2,394,313
      1,149,408  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60          06/30/2006            1,149,408
     14,367,601  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT
                 (MATURITY VALUE $14,369,397)                                         4.50          02/01/2006           14,367,601
      1,197,300  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49          02/15/2006            1,195,205
        766,272  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66          06/06/2006              766,272
         62,260  K2 (USA) LLC++                                                       4.66          05/02/2006               61,550
        221,501  K2 (USA) LLC SERIES MTN+/-                                           4.59          07/24/2006              221,574
        718,380  KAUPTHING BANK HF SERIES MTN+/-                                      4.55          02/20/2007              718,308
         71,024  KLIO II FUNDING CORPORATION                                          4.53          03/16/2006               70,641
        312,304  KLIO III FUNDING CORPORATION++                                       4.56          02/24/2006              311,407
        383,136  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55          03/16/2006              383,136
      1,102,234  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50          02/01/2006            1,102,234
         47,892  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65          05/02/2006               47,346
        300,331  LEXINGTON PARKER CAPITAL CORPORATION++                               0.00          02/03/2006              300,256
      1,197,300  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53          05/26/2006            1,197,468
         57,470  LIBERTY STREET FUNDING CORPORATION++                                 4.51          02/21/2006               57,327
         59,673  LIBERTY STREET FUNDING CORPORATION                                   4.58          03/22/2006               59,305
        553,775  LINKS FINANCE LLC SERIES MTN+/-                                      4.46          03/15/2006              553,770
         95,784  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40          09/12/2006               95,781
        718,380  LIQUID FUNDING LIMITED+++/-                                          4.36          03/03/2006              718,380
      1,101,516  LIQUID FUNDING LIMITED+++/-                                          4.44          08/14/2006            1,101,516
        718,380  MORGAN STANLEY+/-                                                    4.58          03/13/2006              718,380
      1,436,760  MORGAN STANLEY+/-                                                    4.57          10/10/2006            1,436,760
        221,501  MORGAN STANLEY SERIES EXL+/-                                         4.50          08/13/2010              221,558
      2,346,708  NATEXIS BANQUE POPULAIRES                                            4.30          02/01/2006            2,346,708
         47,892  NATIONWIDE BUILDING SOC+++/-                                         4.74          07/21/2006               47,933
      2,242,160  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37          02/07/2006            2,240,478
         71,838  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46          02/09/2006               71,766
      2,394,600  NORTHERN ROCK PLC+++/-                                               4.40          02/05/2007            2,394,313
      2,526,303  NORTHERN ROCK PLC+++/-                                               4.63          04/21/2006            2,526,429
      1,652,274  OLD LINE FUNDING CORPORATION                                         4.30          02/01/2006            1,652,274
      1,340,976  PREMIUM ASSET TRUST 2001-2+++/-                                      4.87          03/28/2006            1,341,365
        193,723  RACERS TRUST 2004-6-MM+++/-                                          4.51          05/22/2006              193,733
        159,576  RANGER FUNDING CORPORATION                                           4.37          02/02/2006              159,557
        244,249  SOCIETE GENERALE NORTH AMERICA                                       4.45          02/01/2006              244,249
        114,941  SOCIETE GENERALE NORTH AMERICA                                       4.45          02/03/2006              114,912
        553,775  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59          10/25/2006              553,958
        276,864  TRAVELLERS INSURANCE COMPANY+/-                                      4.52          02/10/2006              276,858
      1,197,300  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47          04/03/2006            1,197,300
      1,502,085  UNITEDHEALTH GROUP INCORPORATED                                      4.32          02/01/2006            1,502,085
      1,197,300  WHITE PINE FINANCE LLC+/-                                            4.39          07/17/2006            1,197,300
      1,149,408  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.53          06/12/2006            1,149,592
        143,676  WINDMILL FUNDING CORPORATION                                         4.55          02/03/2006              143,640
      1,166,218  YORKTOWN CAPITAL LLC                                                 4.32          02/02/2006            1,166,078

                                                                                                                        101,489,213
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $106,295,704)                                                             106,295,704
                                                                                                                    ---------------
SHARES

SHORT-TERM INVESTMENTS - 7.31%
     90,973,452  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                             90,973,452
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $90,973,452)                                                                          90,973,452
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,008,424,938)*                                  108.66%                                                     $ 1,352,573,464

OTHER ASSETS AND LIABILITIES, NET                        (8.66)                                                        (107,832,048)
                                                       -------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $ 1,244,741,416
                                                       -------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $90,973,452.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


CONTRACTS                                                                       STRIKE PRICE  EXPIRATION DATE         VALUE
WRITTEN OPTIONS - (0.17%)
         (1,600) CHECKFREE CORPORATION CALL                                     $     50.00      08/19/2006              (1,008,000)
         (1,750) SILICON LABS CALL                                                    45.00      04/22/2006              (1,067,500)
                                                                                                                    ----------------

TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED $(1,367,648))                                                                    (2,075,500)
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 89.51%

APPAREL & ACCESSORY STORES - 0.58%
        300,500  PAYLESS SHOESOURCE INCORPORATED+                                                             $     7,320,180
        417,800  TOO INCORPORATED+                                                                                 12,086,954

                                                                                                                   19,407,134
                                                                                                              ---------------

BUSINESS SERVICES - 3.73%
      1,195,100  ABM INDUSTRIES INCORPORATED                                                                       22,838,361
      1,043,850  EARTHLINK INCORPORATED+                                                                           11,920,767
         30,570  H&E EQUIPMENT SERVICES INCORPORATED+                                                                 706,167
        650,265  HEALTHCARE SERVICES GROUP                                                                         12,725,686
        342,100  JDA SOFTWARE GROUP INCORPORATED+                                                                   5,244,393
      2,164,423  KFORCE INCORPORATED+                                                                              28,137,499
      1,479,215  MPS GROUP INCORPORATED+                                                                           21,019,645
      1,106,747  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                            8,212,063
         80,200  TRAFFIC.COM INCORPORATED+                                                                            962,400
        728,500  VIGNETTE CORPORATION+                                                                             12,340,790

                                                                                                                  124,107,771
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 3.41%
      2,143,330  CALGON CARBON CORPORATION                                                                         15,560,576
         62,500  HB FULLER COMPANY                                                                                  2,361,875
         60,000  MARTEK BIOSCIENCES CORPORATION+                                                                    1,728,000
        597,000  OM GROUP INCORPORATED+                                                                            12,841,470
      3,189,900  ORASURE TECHNOLOGIES INCORPORATED+                                                                34,801,809
      4,402,500  POLYONE CORPORATION+                                                                              31,521,900
      1,176,425  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                            14,622,963

                                                                                                                  113,438,593
                                                                                                              ---------------

COMMUNICATIONS - 1.41%
      4,552,600  CINCINNATI BELL INCORPORATED+                                                                     15,934,100
      2,781,400  LIGHTBRIDGE INCORPORATED+                                                                         27,118,650
      1,825,000  NET2PHONE INCORPORATED+                                                                            3,741,250

                                                                                                                   46,794,000
                                                                                                              ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 4.56%
      3,326,500  CHICAGO BRIDGE & IRON COMPANY NV                                                                 102,622,525
      1,231,600  LAYNE CHRISTENSEN COMPANY+                                                                        37,132,740
      1,105,800  MATRIX SERVICE COMPANY+                                                                           11,821,002

                                                                                                                  151,576,267
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.56%
        745,300  THE COLONIAL BANCGROUP INCORPORATED                                                               18,557,970
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.26%
        648,900  EL PASO CORPORATION                                                                                8,734,194
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.90%
        475,100  C-COR INCORPORATED+                                                                                3,035,889
      1,943,540  CELESTICA INCORPORATED+                                                                           19,396,529
      1,014,543  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                           5,011,843
      5,001,030  GRAFTECH INTERNATIONAL LIMITED+                                                                   37,357,701
      4,279,100  NORTEL NETWORKS CORPORATION+                                                                      12,837,300
        926,950  OSI SYSTEMS INCORPORATED+                                                                         20,355,822
        563,400  QLOGIC CORPORATION+                                                                               22,350,078
        883,400  RICHARDSON ELECTRONICS LIMITED                                                                     7,076,034

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
      2,820,747  STATS CHIPPAC LIMITED ADR+                                                                   $    19,745,229
        524,019  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                               2,557,213
        829,000  VISHAY INTERTECHNOLOGY INCORPORATED+                                                              13,123,070

                                                                                                                  162,846,708
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.69%
        324,945  CDI CORPORATION                                                                                    8,861,250
      1,541,300  CV THERAPEUTICS INCORPORATED+                                                                     37,931,393
      2,017,417  DISCOVERY PARTNERS INTERNATIONAL+                                                                  4,902,323
        148,100  WATSON WYATT & COMPANY HOLDINGS                                                                    4,508,164

                                                                                                                   56,203,130
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.95%
      2,966,535  DEL MONTE FOODS COMPANY                                                                           31,712,259
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 0.41%
        599,035  FOOT LOCKER INCORPORATED                                                                          13,610,075
                                                                                                              ---------------

HEALTH SERVICES - 2.93%
      4,065,500  BEVERLY ENTERPRISES INCORPORATED+                                                                 49,639,755
        695,685  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                            13,746,736
        987,685  GENTIVA HEALTH SERVICES INCORPORATED+                                                             18,756,138
        391,500  MANOR CARE INCORPORATED                                                                           15,307,650

                                                                                                                   97,450,279
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.75%
        509,400  AMERICAN FINANCIAL REALTY TRUST                                                                    6,331,842
        845,000  DISCOVERY HOLDING COMPANY CLASS A+                                                                12,810,200
        674,900  GOVERNMENT PROPERTIES TRUST INCORPORATED                                                           5,716,403

                                                                                                                   24,858,445
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.06%
        275,000  EMPIRE RESORTS INCORPORATED+                                                                       1,991,000
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.21%
      6,998,235  CRAY INCORPORATED+                                                                                15,746,029
        105,000  HYDRIL COMPANY+                                                                                    8,646,750
      1,517,700  INTERMEC INCORPORATED+                                                                            52,922,199
        303,700  ROBBINS & MYERS INCORPORATED                                                                       7,161,246
        334,400  SMITH INTERNATIONAL INCORPORATED                                                                  15,048,000
      3,283,595  SYMBOL TECHNOLOGIES INCORPORATED                                                                  40,552,398

                                                                                                                  140,076,622
                                                                                                              ---------------

INSURANCE CARRIERS - 3.15%
        691,960  ARGONAUT GROUP INCORPORATED+                                                                      24,599,178
        296,000  DONEGAL GROUP INCORPORATED CLASS A                                                                 6,882,000
        212,877  EMC INSURANCE GROUP INCORPORATED                                                                   4,583,242
        613,610  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                              20,206,177
        480,090  MERCURY GENERAL CORPORATION                                                                       27,062,673
      1,702,650  PXRE GROUP LIMITED                                                                                21,351,231

                                                                                                                  104,684,501
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.80%
      1,082,010  GEO GROUP INCORPORATED+                                                                           26,465,965
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
LEATHER & LEATHER PRODUCTS - 0.27%
        431,500  BAKERS FOOTWEAR GROUP INCORPORATED+                                                          $     9,096,020
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.44%
        494,829  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                           2,766,094
        437,500  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                      12,398,750
        390,800  ARMOR HOLDINGS INCORPORATED+                                                                      18,629,436
        406,420  COHERENT INCORPORATED+                                                                            12,582,763
      2,010,025  CREDENCE SYSTEMS CORPORATION+                                                                     17,587,719
      2,172,390  INPUT OUTPUT INCORPORATED+                                                                        17,096,709

                                                                                                                   81,061,471
                                                                                                              ---------------

METAL MINING - 12.29%
      3,337,680  APEX SILVER MINES LIMITED+                                                                        53,503,010
      2,849,200  GLAMIS GOLD LIMITED+                                                                              91,088,924
      1,785,200  GOLDCORP INCORPORATED                                                                             48,843,072
      1,354,500  HARMONY GOLD MINING COMPANY LIMITED ADR                                                           25,234,335
        890,000  IPSCO INCORPORATED                                                                                82,396,200
      1,118,310  MERIDIAN GOLD INCORPORATED+                                                                       30,395,666
      4,147,300  RANDGOLD RESOURCES LIMITED ADR+                                                                   74,402,562
        127,000  SOUTHWESTERN RESOURCES CORPORATION+@                                                               1,653,492
         83,500  SOUTHWESTERN RESOURCES CORPORATION+++@                                                             1,087,138

                                                                                                                  408,604,399
                                                                                                              ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
        192,000  QUADRA MINING LIMITED+*                                                                            1,257,469
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.12%
        322,600  SHARPER IMAGE CORPORATION+                                                                         2,909,852
         38,100  STAMPS.COM INCORPORATED+                                                                           1,086,231

                                                                                                                    3,996,083
                                                                                                              ---------------

MISCELLANEOUS SERVICES - 0.19%
        200,000  TOREADOR RESOURCES CORPORATION+                                                                    6,238,000
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.41%
        891,200  COVENANT TRANSPORT INCORPORATED CLASS A+                                                          13,599,712
                                                                                                              ---------------

OIL & GAS EXTRACTION - 26.00%
        584,200  BJ SERVICES COMPANY                                                                               23,654,258
        946,800  FOREST OIL CORPORATION+                                                                           48,760,200
     10,017,690  GLOBAL INDUSTRIES LIMITED+                                                                       140,247,660
      2,070,600  GREY WOLF INCORPORATED+                                                                           18,221,280
        428,180  HELMERICH & PAYNE INCORPORATED                                                                    33,552,185
      3,991,450  KEY ENERGY SERVICES INCORPORATED+                                                                 63,064,910
      2,028,320  MCMORAN EXPLORATION COMPANY+                                                                      41,215,462
        374,400  NEWFIELD EXPLORATION COMPANY+                                                                     19,618,560
      4,118,500  NEWPARK RESOURCES INCORPORATED+                                                                   37,437,165
        788,500  NOBLE ENERGY INCORPORATED                                                                         36,491,780
        639,960  OCEANEERING INTERNATIONAL INCORPORATED+                                                           38,020,024
      1,232,500  PARKER DRILLING COMPANY+                                                                          14,765,350
        154,300  PETROHAWK ENERGY CORPORATION+                                                                      2,468,800
      1,256,000  PETROHAWK ENERGY CORPORATION+(B)                                                                  20,096,000
      1,364,100  PETROQUEST ENERGY INCORPORATED+                                                                   15,687,150
        347,100  PIONEER NATURAL RESOURCES COMPANY                                                                 18,431,010
      1,084,599  PRIDE INTERNATIONAL INCORPORATED+                                                                 38,297,191
      5,003,075  RANGE RESOURCES CORPORATION                                                                      149,441,850
        564,300  REMINGTON OIL & GAS CORPORATION+                                                                  25,280,640
        335,000  STONE ENERGY CORPORATION+                                                                         16,753,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
OIL & GAS EXTRACTION (CONTINUED)
        396,800  TRANSOCEAN INCORPORATED+                                                                     $     32,200,320
        250,100  TRILOGY ENERGY TRUST@                                                                               5,017,150
      1,264,785  WILLBROS GROUP INCORPORATED+                                                                       25,928,092

                                                                                                                   864,650,387
                                                                                                              ----------------

PAPER & ALLIED PRODUCTS - 1.01%
        486,980  CHESAPEAKE CORPORATION                                                                              7,548,190
      2,053,400  WAUSAU PAPER CORPORATION                                                                           26,180,850

                                                                                                                    33,729,040
                                                                                                              ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.30%
         45,000  ASHLAND INCORPORATED                                                                                2,966,400
        300,000  INTEROIL CORPORATION+                                                                               5,550,000
         83,300  WESTERN REFINING INCORPORATED+                                                                      1,561,875

                                                                                                                    10,078,275
                                                                                                              ----------------

PRIMARY METAL INDUSTRIES - 5.75%
        445,250  CARPENTER TECHNOLOGY CORPORATION                                                                   40,321,840
        974,200  ENCORE WIRE CORPORATION+                                                                           26,459,272
        491,586  ROANOKE ELECTRIC STEEL CORPORATION                                                                 13,882,389
      1,012,000  STEEL DYNAMICS INCORPORATED                                                                        46,977,040
        953,400  UNITED STATES STEEL CORPORATION                                                                    56,965,650
         97,270  WEBCO INDUSTRIES INCORPORATED+                                                                      6,565,691

                                                                                                                   191,171,882
                                                                                                              ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.06%
        535,500  R.H. DONNELLEY CORPORATION+                                                                        35,139,510
                                                                                                              ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.97%
        822,808  CONSTAR INTERNATIONAL INCORPORATED+                                                                 3,250,009
         93,000  INTERTAPE POLYMER GROUP INCORPORATED+@                                                                797,691
      3,734,670  INTERTAPE POLYMER GROUP INCORPORATED+                                                              31,819,389
        215,000  JARDEN CORPORATION+                                                                                 5,297,600
      2,667,900  ROYAL GROUP TECHNOLOGIES LIMITED+                                                                  24,331,248

                                                                                                                    65,495,937
                                                                                                              ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.29%
        803,000  US CONCRETE INCORPORATED+                                                                           9,732,360
                                                                                                              ----------------

TRANSPORTATION BY AIR - 2.38%
        255,000  EGL INCORPORATED+                                                                                  10,432,050
      1,066,100  LAN AIRLINES SA ADR                                                                                40,298,580
        121,711  PHI INCORPORATED+                                                                                   4,153,997
        688,473  PHI INCORPORATED (NON-VOTING)+                                                                     24,447,676

                                                                                                                    79,332,303
                                                                                                              ----------------

TRANSPORTATION EQUIPMENT - 0.55%
      1,532,910  FLEETWOOD ENTERPRISES INCORPORATED+                                                                18,241,629
                                                                                                              ----------------

WHOLESALE TRADE-DURABLE GOODS - 0.08%
         53,600  OMNICARE INCORPORATED                                                                               2,663,920
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $1,875,304,605)                                                                        2,976,603,310
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
SHORT-TERM INVESTMENTS - 14.64%
    486,816,345  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                  $    486,816,345
                                                                                                              ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $486,816,345)                                                                   486,816,345
                                                                                                              ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,362,120,950)*                                 104.15%                                                $  3,463,419,655

OTHER ASSETS AND LIABILITIES, NET                       (4.15)                                                    (138,043,370)
                                                      -------                                                 ----------------

TOTAL NET ASSETS                                       100.00%                                                $  3,325,376,285
                                                      -------                                                 ----------------

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ SECURITY TRADES IN FOREIGN CURRENCY AND IS CONVERTED TO U.S. DOLLARS DAILY USING CURRENT EXCHANGE RATES.

(B) SECURITY WAS ACQUIRED THROUGH A PRIVATE PLACEMENT AND MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 (EXCLUDING 144A ISSUES).

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $486,816,345.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS        SECURITY NAME                                                STRIKE PRICE   EXPIRATION DATE          VALUE
WRITTEN OPTIONS - (3.83%)
           (600) APEX SILVER MINES LIMITED CALL                               $     15.00        02/18/2006            (66,000)
           (400) APEX SILVER MINES LIMITED CALL                                     15.00        04/22/2006            (82,000)
           (500) APEX SILVER MINES LIMITED CALL                                     17.50        04/22/2006            (50,000)
           (500) APEX SILVER MINES LIMITED CALL                                     17.50        07/22/2006            (75,000)
           (300) APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP CALL                  25.00        03/18/2006           (105,000)
           (150) APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP CALL                  25.00        06/17/2006            (63,450)
           (100) ARMOR HOLDINGS INCORPORATED CALL                                   40.00        02/18/2006            (75,000)
           (400) ARMOR HOLDINGS INCORPORATED CALL                                   45.00        02/18/2006           (128,000)
           (300) ARMOR HOLDINGS INCORPORATED CALL                                   45.00        05/20/2006           (138,000)
           (300) ARMOR HOLDINGS INCORPORATED CALL                                   50.00        05/20/2006            (63,000)
           (200) ASHLAND INCORPORATED CALL                                          60.00        02/18/2006           (126,000)
           (250) ASHLAND INCORPORATED CALL                                          60.00        04/22/2006           (182,500)
         (1,000) BJ SERVICES COMPANY CALL                                           30.00        07/22/2006         (1,160,000)
         (1,500) BJ SERVICES COMPANY CALL                                           32.50        07/22/2006         (1,410,000)
           (500) BJ SERVICES COMPANY CALL                                           35.00        02/18/2006           (275,000)
         (1,500) BJ SERVICES COMPANY CALL                                           35.00        04/22/2006           (990,000)
         (1,340) BJ SERVICES COMPANY CALL                                           37.50        04/22/2006           (603,000)
           (600) CARPENTER TECHNOLOGY CORPORATION CALL                              55.00        03/18/2006         (2,106,000)
         (1,000) CARPENTER TECHNOLOGY CORPORATION CALL                              60.00        03/18/2006         (3,020,000)
           (300) CARPENTER TECHNOLOGY CORPORATION CALL                              60.00        06/17/2006           (933,000)
         (1,250) CARPENTER TECHNOLOGY CORPORATION CALL                              65.00        03/18/2006         (3,162,500)
           (550) CARPENTER TECHNOLOGY CORPORATION CALL                              65.00        06/17/2006         (1,452,000)
           (350) CARPENTER TECHNOLOGY CORPORATION CALL                              70.00        06/17/2006           (584,500)
           (250) CARPENTER TECHNOLOGY CORPORATION CALL                              75.00        02/18/2006           (282,500)
           (150) CARPENTER TECHNOLOGY CORPORATION CALL                              75.00        03/18/2006           (238,500)
           (200) CHESAPEAKE CORPORATION CALL                                        17.50        02/18/2006             (1,000)
           (200) CHESAPEAKE CORPORATION CALL                                        20.00        05/20/2006             (5,000)
           (200) CHICAGO BRIDGE & IRON COMPANY NV CALL                              30.00        03/18/2006            (46,000)
           (100) CHICAGO BRIDGE & IRON COMPANY NV CALL                              30.00        05/20/2006            (16,500)
           (100) CHICAGO BRIDGE & IRON COMPANY NV CALL                              35.00        07/22/2006            (19,000)
           (600) CHICAGO BRIDGE & IRON COMPANY NV CALL                              25.00        02/18/2006           (342,000)
         (3,400) CHICAGO BRIDGE & IRON COMPANY NV CALL                              25.00        04/22/2006         (2,176,000)
           (100) CHICAGO BRIDGE & IRON COMPANY NV CALL                              25.00        07/22/2006            (73,000)
         (1,600) CHICAGO BRIDGE & IRON COMPANY NV CALL                              30.00        04/22/2006           (480,000)
           (800) CHICAGO BRIDGE & IRON COMPANY NV CALL                              30.00        07/22/2006           (336,000)
           (750) COHERENT INCORPORATED CALL                                         30.00        02/18/2006            (90,000)
           (350) COHERENT INCORPORATED CALL                                         30.00        05/20/2006            (98,000)
           (450) CV THERAPEUTICS INCORPORATED CALL                                  22.50        03/18/2006           (130,500)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS        SECURITY NAME                                                  STRIKE PRICE   EXPIRATION DATE           VALUE
WRITTEN OPTIONS (CONTINUED)
         (2,125) CV THERAPEUTICS INCORPORATED CALL                            $       25.00      02/18/2006        $     (170,000)
         (1,250) CV THERAPEUTICS INCORPORATED CALL                                    25.00      03/18/2006              (175,000)
           (300) EARTHLINK INCORPORATED CALL                                          12.50      07/22/2006               (22,500)
         (1,550) EGL INCORPORATED CALL                                                25.00      05/20/2006            (2,464,500)
           (200) EGL INCORPORATED CALL                                                30.00      02/18/2006              (212,000)
           (700) EGL INCORPORATED CALL                                                35.00      02/18/2006              (399,000)
           (100) EGL INCORPORATED CALL                                                40.00      03/18/2006               (26,000)
           (600) ENCORE WIRE CORPORATION CALL                                         17.50      02/18/2006              (558,000)
         (1,050) ENCORE WIRE CORPORATION CALL                                         20.00      02/18/2006              (556,500)
           (200) ENCORE WIRE CORPORATION CALL                                         22.50      02/18/2006               (92,000)
           (100) ENCORE WIRE CORPORATION CALL+                                        22.50      02/18/2006               (50,000)
           (200) ENCORE WIRE CORPORATION CALL+                                        22.50      05/20/2006              (122,000)
         (1,900) ENCORE WIRE CORPORATION CALL+                                        25.00      02/18/2006              (456,000)
           (200) ENCORE WIRE CORPORATION CALL+                                        25.00      03/18/2006               (68,000)
         (1,000) ENCORE WIRE CORPORATION CALL+                                        25.00      05/20/2006              (420,000)
           (200) ENCORE WIRE CORPORATION CALL                                         30.00      05/20/2006               (36,000)
           (700) FLEETWOOD ENTERPRISES INCORPORATED CALL                              12.50      02/18/2006               (17,500)
           (465) FOOT LOCKER INCORPORATED CALL                                        22.50      05/20/2006               (72,075)
           (550) FOREST OIL CORPORATION CALL                                          40.00      05/20/2006              (638,000)
         (1,150) FOREST OIL CORPORATION CALL                                          45.00      02/18/2006              (667,000)
           (800) FOREST OIL CORPORATION CALL+                                         45.00      05/20/2006              (696,000)
           (500) FOREST OIL CORPORATION CALL                                          50.00      05/20/2006              (245,000)
         (1,250) FOREST OIL CORPORATION CALL                                          50.00      02/18/2006              (318,750)
         (1,000) GLAMIS GOLD LIMITED CALL                                             20.00      02/18/2006            (1,210,000)
           (200) GLAMIS GOLD LIMITED CALL                                             20.00      05/20/2006              (242,000)
         (3,500) GLAMIS GOLD LIMITED CALL                                             22.50      02/18/2006            (3,500,000)
           (350) GLAMIS GOLD LIMITED CALL                                             22.50      05/20/2006              (350,000)
         (1,100) GLAMIS GOLD LIMITED CALL                                             25.00      02/18/2006              (759,000)
           (300) GLAMIS GOLD LIMITED CALL                                             25.00      05/20/2006              (225,000)
           (400) GLAMIS GOLD LIMITED CALL                                             30.00      02/18/2006               (96,400)
         (3,800) GLAMIS GOLD LIMITED CALL                                             30.00      05/20/2006            (1,558,000)
           (900) GLAMIS GOLD LIMITED CALL                                             30.00      08/19/2006              (504,000)
         (1,100) GLAMIS GOLD LIMITED CALL                                             35.00      08/19/2006              (339,900)
         (1,500) GLOBAL INDUSTRIES LIMITED CALL                                       12.50      03/18/2006              (277,500)
           (500) GLOBAL INDUSTRIES LIMITED CALL                                       15.00      06/17/2006               (60,000)
           (150) GOLDCORP INCORPORATED CALL                                           17.50      04/22/2006              (156,000)
         (1,000) GOLDCORP INCORPORATED CALL+                                          20.00      04/22/2006              (750,000)
           (100) GOLDCORP INCORPORATED CALL                                           22.50      02/18/2006               (49,000)
         (1,550) GOLDCORP INCORPORATED CALL                                           22.50      04/22/2006              (806,000)
         (1,100) GOLDCORP INCORPORATED CALL                                           25.00      04/22/2006              (385,000)
           (100) GREY WOLF INCORPORATED CALL                                           7.50      03/18/2006               (15,000)
           (500) HARMONY GOLD MINING COMPANY LIMITED CALL                             12.50      02/18/2006              (300,000)
           (500) HARMONY GOLD MINING COMPANY LIMITED CALL                             15.00      05/20/2006              (225,000)
           (200) HB FULLER COMPANY CALL                                               25.00      02/18/2006              (208,000)
           (225) HB FULLER COMPANY CALL                                               25.00      05/20/2006              (236,250)
           (200) HB FULLER COMPANY CALL                                               30.00      02/18/2006              (108,000)
            (50) HELMERICH & PAYNE INCORPORATED CALL                                  55.00      03/18/2006              (115,000)
           (600) HELMERICH & PAYNE INCORPORATED CALL+                                 60.00      03/18/2006            (1,116,000)
           (500) HELMERICH & PAYNE INCORPORATED CALL                                  65.00      02/18/2006              (640,000)
         (1,300) HELMERICH & PAYNE INCORPORATED CALL                                  65.00      03/18/2006            (1,716,000)
           (500) HELMERICH & PAYNE INCORPORATED CALL+                                 65.00      06/17/2006              (790,000)
           (500) HELMERICH & PAYNE INCORPORATED CALL                                  70.00      03/18/2006              (460,000)
           (250) HELMERICH & PAYNE INCORPORATED CALL                                  70.00      06/17/2006              (307,500)
           (100) HELMERICH & PAYNE INCORPORATED CALL                                  75.00      03/18/2006               (63,000)
           (400) HYDRIL COMPANY CALL                                                  55.00      03/18/2006            (1,088,000)
           (250) HYDRIL COMPANY CALL                                                  60.00      02/18/2006              (550,000)
           (200) HYDRIL COMPANY CALL                                                  60.00      03/18/2006              (446,000)
           (200) HYDRIL COMPANY CALL                                                  65.00      03/18/2006              (350,000)
           (200) INPUT OUTPUT INCORPORATED CALL                                        7.50      05/20/2006               (19,000)
         (1,300) INTERMEC INCORPORATED CALL+                                          22.50      03/18/2006            (1,599,000)
         (2,000) INTERMEC INCORPORATED CALL+                                          25.00      03/18/2006            (1,960,000)
         (2,000) INTERMEC INCORPORATED CALL                                           30.00      03/18/2006            (1,080,000)
           (300) INTERMEC INCORPORATED CALL+                                          30.00      06/17/2006              (198,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS        SECURITY NAME                                                  STRIKE PRICE   EXPIRATION DATE           VALUE
WRITTEN OPTIONS (CONTINUED)
           (100) INTERMEC INCORPORATED CALL                                     $      30.00     03/18/2006        $      (54,000)
           (500) INTERMEC INCORPORATED CALL                                            35.00     02/18/2006               (85,000)
           (300) INTERMEC INCORPORATED CALL                                            35.00     06/17/2006              (114,000)
           (100) INTERMEC INCORPORATED CALL                                            40.00     02/18/2006                (3,000)
           (100) INTERMEC INCORPORATED CALL                                            40.00     03/18/2006                (8,000)
           (100) INTERMEC INCORPORATED CALL                                            45.00     06/17/2006                (8,000)
         (1,300) INTERMEC INCORPORATED CALL                                            35.00     03/18/2006              (318,500)
         (1,100) INTEROIL CORPORATION CALL                                             17.50     02/18/2006              (126,500)
         (1,000) INTEROIL CORPORATION CALL                                             17.50     03/18/2006              (200,000)
           (900) INTEROIL CORPORATION CALL                                             20.00     02/18/2006               (27,000)
         (3,400) IPSCO INCORPORATED CALL                                               70.00     02/18/2006            (7,684,000)
           (575) IPSCO INCORPORATED CALL                                               70.00     03/18/2006            (1,242,000)
           (200) IPSCO INCORPORATED CALL                                               70.00     06/17/2006              (474,000)
         (2,900) IPSCO INCORPORATED CALL+                                              75.00     02/18/2006            (5,104,000)
           (900) IPSCO INCORPORATED CALL                                               75.00     03/18/2006            (1,638,000)
           (300) IPSCO INCORPORATED CALL                                               75.00     06/17/2006              (642,000)
           (300) IPSCO INCORPORATED CALL                                               80.00     03/18/2006              (426,000)
           (100) IPSCO INCORPORATED CALL                                               80.00     06/17/2006              (173,000)
           (225) IPSCO INCORPORATED CALL                                               85.00     02/18/2006              (202,500)
           (300) JARDEN CORPORATION CALL                                               25.00     04/22/2006               (51,000)
           (300) JDA SOFTWARE GROUP INCORPORATED CALL                                  15.00     04/22/2006               (39,000)
           (100) MANOR CARE INCORPORATED CALL                                          35.00     05/20/2006               (46,000)
           (300) MANOR CARE INCORPORATED CALL                                          40.00     05/20/2006               (39,000)
           (200) MANOR CARE INCORPORATED FEBRUARY @ 40 CALL                            40.00     02/18/2006                (4,000)
           (300) MARTEK BIOSCIENCES CORPORATION CALL                                   22.50     03/18/2006              (156,000)
           (300) MARTEK BIOSCIENCES CORPORATION CALL                                   25.00     02/18/2006              (111,000)
           (975) MATRIX SERVICE COMPANY CALL                                            7.50     02/18/2006              (287,625)
           (300) MCMORAN EXPLORATION COMPANY CALL                                      20.00     02/18/2006               (24,000)
           (800) MCMORAN EXPLORATION COMPANY CALL+                                     20.00     05/20/2006              (164,000)
           (200) MCMORAN EXPLORATION COMPANY CALL                                      22.50     05/20/2006               (21,000)
           (200) MERIDIAN GOLD INCORPORATED CALL                                       20.00     04/22/2006              (148,000)
           (400) MERIDIAN GOLD INCORPORATED CALL                                       20.00     07/22/2006              (344,000)
           (300) MERIDIAN GOLD INCORPORATED CALL                                       22.50     04/22/2006              (165,000)
           (400) MERIDIAN GOLD INCORPORATED CALL                                       25.00     03/18/2006              (132,000)
         (1,000) NEWFIELD EXPLORATION COMPANY CALL                                     40.00     03/18/2006            (1,260,000)
         (1,350) NEWFIELD EXPLORATION COMPANY CALL                                     45.00     03/18/2006            (1,093,500)
           (200) NEWFIELD EXPLORATION COMPANY CALL                                     50.00     02/18/2006               (51,000)
           (800) NEWFIELD EXPLORATION COMPANY CALL                                     50.00     03/18/2006              (336,000)
           (200) NEWFIELD EXPLORATION COMPANY CALL                                     55.00     03/18/2006               (37,000)
           (194) NEWFIELD EXPLORATION COMPANY CALL                                     55.00     06/17/2006               (69,840)
         (2,200) NOBLE ENERGY INCORPORATED CALL+                                       40.00     02/18/2006            (1,342,000)
         (1,100) NOBLE ENERGY INCORPORATED CALL                                        40.00     05/20/2006              (858,000)
           (800) NOBLE ENERGY INCORPORATED CALL                                        42.50     02/18/2006              (320,000)
           (400) NOBLE ENERGY INCORPORATED CALL                                        45.00     02/18/2006               (90,000)
         (1,300) NOBLE ENERGY INCORPORATED CALL                                        45.00     05/20/2006              (559,000)
           (300) NOBLE ENERGY INCORPORATED CALL                                        50.00     05/20/2006               (66,000)
         (1,100) OCEANEERING INTERNATIONAL INCORPORATED CALL                           50.00     04/22/2006            (1,166,000)
           (300) OCEANEERING INTERNATIONAL INCORPORATED CALL                           55.00     02/18/2006              (144,000)
         (1,650) OCEANEERING INTERNATIONAL INCORPORATED CALL                           55.00     04/22/2006            (1,089,000)
           (400) OCEANEERING INTERNATIONAL INCORPORATED CALL                           60.00     04/22/2006              (144,000)
           (100) OM GROUP INCORPORATED CALL                                            17.50     03/18/2006               (42,000)
           (300) OM GROUP INCORPORATED CALL                                            20.00     03/18/2006               (66,000)
           (271) OMNICARE INCORPORATED CALL                                            45.00     03/18/2006              (162,600)
           (265) OMNICARE INCORPORATED CALL                                            47.50     06/17/2006              (169,600)
         (1,300) ORASURE TECHNOLOGIES INCORPORATED CALL+                                7.50     04/22/2006              (455,000)
         (2,200) ORASURE TECHNOLOGIES INCORPORATED CALL                                10.00     04/22/2006              (374,000)
           (350) ORASURE TECHNOLOGIES INCORPORATED CALL                                10.00     07/22/2006               (82,250)
         (1,150) ORASURE TECHNOLOGIES INCORPORATED CALL                                12.50     04/22/2006               (74,750)
           (425) ORASURE TECHNOLOGIES INCORPORATED CALL                                12.50     07/22/2006               (55,250)
           (115) ORASURE TECHNOLOGIES INCORPORATED CALL                                15.00     07/22/2006                (7,475)
           (400) PARKER DRILLING COMPANY CALL                                          12.50     04/22/2006               (42,000)
           (200) PAYLESS SHOESOURCE INCORPORATED CALL                                  22.50     03/18/2006               (51,000)
           (500) PAYLESS SHOESOURCE INCORPORATED CALL                                  25.00     02/18/2006               (20,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS        SECURITY NAME                                                   STRIKE PRICE  EXPIRATION DATE          VALUE
WRITTEN OPTIONS (CONTINUED)
           (400) PAYLESS SHOESOURCE INCORPORATED CALL                            $     25.00     03/18/2006       $       (48,000)
           (100) PAYLESS SHOESOURCE INCORPORATED CALL                                  25.00     06/17/2006               (21,500)
           (200) PIONEER NATURAL RESOURCES COMPANY CALL                                50.00     02/18/2006               (74,000)
           (600) PIONEER NATURAL RESOURCES COMPANY CALL                                50.00     03/18/2006              (270,000)
           (200) PIONEER NATURAL RESOURCES COMPANY CALL                                55.00     02/18/2006               (19,000)
         (1,000) PIONEER NATURAL RESOURCES COMPANY CALL                                55.00     03/18/2006              (170,000)
           (600) PIONEER NATURAL RESOURCES COMPANY CALL                                60.00     06/17/2006              (123,000)
           (500) PRIDE INTERNATIONAL INCORPORATED CALL                                 25.00     04/22/2006              (520,000)
           (550) PRIDE INTERNATIONAL INCORPORATED CALL+                                25.00     07/22/2006              (605,000)
           (200) PRIDE INTERNATIONAL INCORPORATED CALL                                 30.00     02/18/2006              (104,000)
           (200) PRIDE INTERNATIONAL INCORPORATED CALL                                 30.00     04/22/2006              (118,000)
           (200) PRIDE INTERNATIONAL INCORPORATED CALL                                 30.00     07/22/2006              (138,000)
           (800) PRIDE INTERNATIONAL INCORPORATED CALL                                 35.00     04/22/2006              (204,000)
           (200) PRIDE INTERNATIONAL INCORPORATED CALL                                 35.00     07/22/2006               (80,000)
           (200) PRIDE INTERNATIONAL INCORPORATED CALL                                 40.00     07/22/2006               (36,000)
           (300) RANDGOLD RESOURCES LIMITED ADR CALL                                   15.00     03/18/2006               (93,000)
         (1,500) RANDGOLD RESOURCES LIMITED ADR CALL                                   17.50     03/18/2006              (217,500)
           (500) RANDGOLD RESOURCES LIMITED ADR CALL                                   20.00     06/17/2006               (60,000)
         (1,695) RANGE RESOURCES CORPORATED CALL                                       26.63     03/18/2006              (940,725)
         (2,520) RANGE RESOURCES CORPORATION CALL                                      23.38     03/18/2006            (2,494,800)
           (300) RANGE RESOURCES CORPORATION CALL                                      25.00     02/18/2006              (144,000)
         (5,500) RANGE RESOURCES CORPORATION CALL                                      25.00     03/18/2006            (2,970,000)
           (200) RANGE RESOURCES CORPORATION CALL                                      26.63     06/17/2006              (147,000)
           (500) RANGE RESOURCES CORPORATION CALL                                      30.00     03/18/2006              (127,500)
         (1,400) RANGE RESOURCES CORPORATION CALL                                      30.00     06/17/2006              (238,000)
         (1,700) RANGE RESOURCES CORPORATION CALL                                      30.00     06/17/2006              (527,000)
            (50) REMINGTON OIL & GAS CORPORATION CALL                                  30.00     03/18/2006               (62,000)
           (200) REMINGTON OIL & GAS CORPORATION CALL                                  35.00     03/18/2006              (198,000)
           (200) REMINGTON OIL & GAS CORPORATION CALL                                  40.00     06/17/2006               (80,000)
           (150) RH DONNELLEY CORPORATION CALL                                         60.00     05/20/2006              (100,500)
           (100) SHARPER IMAGE CORPORATION CALL                                        10.00     02/18/2006                  (500)
           (200) SHARPER IMAGE CORPORATION CALL                                         7.50     02/18/2006               (29,000)
            (50) SMITH INTERNATIONAL INCORPORATED CALL                                 45.00     03/18/2006                (9,000)
           (500) SMITH INTERNATIONAL INCORPORATED CALL                                 35.00     04/22/2006              (520,000)
           (150) SMITH INTERNATIONAL INCORPORATED CALL                                 42.50     04/22/2006               (67,500)
           (700) SMITH INTERNATIONAL INCORPORATED CALL                                 37.50     04/22/2006              (574,000)
           (600) SMITH INTERNATIONAL INCORPORATED CALL                                 32.50     07/22/2006              (798,000)
           (500) SMITH INTERNATIONAL INCORPORATED CALL                                 37.50     02/18/2006              (370,000)
           (381) STAMPS.COM INCORPORATED CALL                                          17.50     02/18/2006              (411,480)
           (750) STEEL DYNAMICS INCORPORATED CALL                                      30.00     02/18/2006            (1,087,500)
           (600) STEEL DYNAMICS INCORPORATED CALL                                      30.00     05/20/2006            (1,002,000)
         (2,300) STEEL DYNAMICS INCORPORATED CALL                                      35.00     02/18/2006            (2,760,000)
         (1,000) STEEL DYNAMICS INCORPORATED CALL                                      35.00     05/20/2006            (1,220,000)
           (200) STEEL DYNAMICS INCORPORATED CALL                                      40.00     05/20/2006              (168,000)
           (300) STEEL DYNAMICS INCORPORATED CALL                                      45.00     03/18/2006              (111,000)
           (300) STEEL DYNAMICS INCORPORATED CALL                                      50.00     05/20/2006               (90,000)
            (50) STONE ENERGY CORPORATION CALL                                         40.00     03/18/2006               (51,000)
           (250) STONE ENERGY CORPORATION CALL                                         40.00     06/17/2006              (285,000)
           (200) STONE ENERGY CORPORATION CALL                                         45.00     02/18/2006              (104,000)
         (1,550) STONE ENERGY CORPORATION CALL                                         45.00     03/18/2006              (914,500)
           (200) STONE ENERGY CORPORATION CALL                                         45.00     03/18/2006               (53,000)
           (300) STONE ENERGY CORPORATION CALL                                         45.00     06/17/2006              (228,000)
           (150) STONE ENERGY CORPORATION CALL                                         50.00     02/18/2006               (24,750)
           (100) STONE ENERGY CORPORATION CALL                                         50.00     06/17/2006               (53,000)
           (150) SYMBOL TECHNOLOGIES INCORPORATED CALL                                 10.00     07/22/2006               (44,250)
           (325) SYMBOL TECHNOLOGIES INCORPORATED CALL                                 12.50     07/22/2006               (43,875)
           (500) TOREADOR RESOURCES CORPORATION CALL                                   17.50     03/18/2006              (665,000)
         (1,500) TOREADOR RESOURCES CORPORATION CALL                                   20.00     03/18/2006            (1,710,000)
           (300) TRANSOCEAN INCORPORATED CALL                                          60.00     02/18/2006              (636,000)
           (200) TRANSOCEAN INCORPORATED CALL                                          65.00     02/18/2006              (326,000)
           (725) TRANSOCEAN INCORPORATED CALL                                          65.00     05/20/2006            (1,305,000)
           (500) TRANSOCEAN INCORPORATED CALL                                          70.00     02/18/2006              (560,000)
         (1,000) TRANSOCEAN INCORPORATED CALL                                          70.00     05/20/2006            (1,380,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS        SECURITY NAME                                                  STRIKE PRICE   EXPIRATION DATE          VALUE
WRITTEN OPTIONS (CONTINUED)
           (300) TRANSOCEAN INCORPORATED CALL                                  $       75.00      02/18/2006      $      (192,000)
           (300) TRANSOCEAN INCORPORATED CALL                                          75.00      05/20/2006             (318,000)
         (1,000) UNITED STATES STEEL CORPORATION CALL                                  40.00      07/22/2006           (2,060,000)
           (500) UNITED STATES STEEL CORPORATION CALL                                  40.00      04/22/2006           (1,075,000)
         (2,000) UNITED STATES STEEL CORPORATION CALL                                  45.00      04/22/2006           (3,160,000)
         (1,000) UNITED STATES STEEL CORPORATION CALL+                                 45.00      07/22/2006           (1,760,000)
         (1,400) UNITED STATES STEEL CORPORATION CALL                                  50.00      02/18/2006           (1,540,000)
         (2,100) UNITED STATES STEEL CORPORATION CALL                                  50.00      04/22/2006           (2,604,000)
           (200) UNITED STATES STEEL CORPORATION CALL                                  55.00      02/18/2006             (110,000)
           (700) UNITED STATES STEEL CORPORATION CALL                                  55.00      04/22/2006             (595,000)
           (100) UNITED STATES STEEL CORPORATION CALL                                  65.00      03/18/2006              (23,000)
           (100) UNITED STATES STEEL CORPORATION CALL                                  70.00      04/22/2006              (20,000)
           (300) VISHAY INTERTECHNOLOGY INCORPORATED CALL                              12.50      04/22/2006             (105,000)
           (200) VISHAY INTERTECHNOLOGY INCORPORATED CALL                              12.50      07/22/2006              (78,000)
           (500) VISHAY INTERTECHNOLOGY INCORPORATED CALL                              15.00      04/22/2006              (72,500)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(71,780,552))                                                              (127,256,095)
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                         PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                       VALUE
COMMON STOCKS - 94.98%

AEROSPACE, DEFENSE - 2.01%
         228,119  BE AEROSPACE INCORPORATED+                                    $     4,795,061
                                                                                ---------------

AMUSEMENT & RECREATION SERVICES - 2.70%
          45,000  HARRAH'S ENTERTAINMENT INCORPORATED                                 3,312,000
          81,000  LIFE TIME FITNESS INCORPORATED+                                     3,125,790

                                                                                      6,437,790
                                                                                ---------------

APPAREL & ACCESSORY STORES - 4.67%
          41,000  ABERCROMBIE & FITCH COMPANY CLASS A                                 2,721,990
          21,000  CARTER'S INCORPORATED+                                              1,427,790
          52,700  CHICO'S FAS INCORPORATED+                                           2,295,612
          89,600  DSW INCORPORATED+                                                   2,395,008
          83,137  URBAN OUTFITTERS INCORPORATED+                                      2,270,471

                                                                                     11,110,871
                                                                                ---------------

BUSINESS SERVICES - 12.59%
          55,057  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                          1,191,433
         199,400  COGENT INCORPORATED+                                                4,791,582
          78,100  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                 4,090,097
         144,255  EMAGEON INCORPORATED+<<                                             2,668,718
          74,800  F5 NETWORKS INCORPORATED+                                           4,839,560
          53,800  MONSTER WORLDWIDE INCORPORATED+                                     2,295,108
         158,600  RED HAT INCORPORATED+                                               4,591,470
         157,600  VALUECLICK INCORPORATED+                                            2,966,032
          38,588  WEBSENSE INCORPORATED+                                              2,544,107

                                                                                     29,978,107
                                                                                ---------------

CHEMICALS & ALLIED PRODUCTS - 3.05%
         156,703  DIGENE CORPORATION+                                                 5,202,540
         101,600  INTERMUNE INCORPORATED+                                             2,055,368

                                                                                      7,257,908
                                                                                ---------------

COMMUNICATIONS - 6.70%
         121,200  AMERICAN TOWER CORPORATION CLASS A+                                 3,749,928
         164,600  DOBSON COMMUNICATIONS CORPORATION+                                  1,221,332
          73,400  EQUINIX INCORPORATED+                                               3,444,662
         152,204  NII HOLDINGS INCORPORATED+                                          7,528,010

                                                                                     15,943,932
                                                                                ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.66%
         114,000  QUANTA SERVICES INCORPORATED+                                       1,578,900
                                                                                ---------------

EATING & DRINKING PLACES - 1.78%
             350  CHIPOTLE MEXICAN GRILL INCORPORATED+                                   16,632
          47,300  P.F. CHANG'S CHINA BISTRO INCORPORATED+                             2,424,598
          45,500  RED ROBIN GOURMET BURGERS INCORPORATED+                             1,805,895

                                                                                      4,247,125
                                                                                ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.20%
         107,600  COVANTA HOLDING CORPORATION+                                        1,861,480
         141,800  WILLIAMS COMPANIES INCORPORATED                                     3,380,512

                                                                                      5,241,992
                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                         PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.24%
          39,670  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                       $     4,363,700
          46,100  MARVELL TECHNOLOGY GROUP LIMITED+                                                        3,154,162
         169,800  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                  4,852,884
         135,600  MICROSEMI CORPORATION+                                                                   4,127,664
          95,300  NETWORK APPLIANCE INCORPORATED+                                                          2,973,360
          77,900  TESSERA TECHNOLOGIES INCORPORATED+                                                       2,514,612

                                                                                                          21,986,382
                                                                                                     ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.12%
          32,300  CEPHALON INCORPORATED+                                                                   2,289,747
          54,800  GEN-PROBE INCORPORATED+                                                                  2,763,564

                                                                                                           5,053,311
                                                                                                     ---------------

HEALTH SERVICES - 3.46%
          84,490  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                   3,074,591
          44,600  COVANCE INCORPORATED+                                                                    2,533,726
          30,100  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                    2,639,168

                                                                                                           8,247,485
                                                                                                     ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.88%
          90,851  FOSTER WHEELER LIMITED+                                                                  4,474,412
                                                                                                     ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.26%
         215,350  HILTON HOTELS CORPORATION                                                                5,368,675
                                                                                                     ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.25%
          69,500  GAMESTOP CORPORATION CLASS A+                                                            2,801,545
          98,200  GRANT PRIDECO INCORPORATED+                                                              4,918,838
          66,100  INTERMEC INCORPORATED+<<                                                                 2,304,907
          93,100  NETGEAR INCORPORATED+                                                                    1,686,972
          98,400  SCIENTIFIC GAMES CORPORATION CLASS A+                                                    3,153,720

                                                                                                          14,865,982
                                                                                                     ---------------

INSURANCE CARRIERS - 1.53%
         110,300  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                     3,632,179
                                                                                                     ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.74%
          41,300  CORRECTIONS CORPORATION OF AMERICA+                                                      1,753,185
                                                                                                     ---------------

LEATHER & LEATHER PRODUCTS - 1.19%
          78,700  COACH INCORPORATED+                                                                      2,829,265
                                                                                                     ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.71%
         112,100  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                          2,540,186
          44,130  DENTSPLY INTERNATIONAL INCORPORATED                                                      2,369,781
         173,250  EV3 INCORPORATED+<<                                                                      2,806,650
          46,100  HAEMONETICS CORPORATION+                                                                 2,397,200
          60,200  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                               3,484,978

                                                                                                          13,598,795
                                                                                                     ---------------

MEDICAL MANAGEMENT SERVICES - 1.47%
          58,900  COVENTRY HEALTH CARE INCORPORATED+                                                       3,508,673
                                                                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                         PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                    VALUE
METAL MINING - 3.40%
         100,600  GLAMIS GOLD LIMITED+<<                                                      $    3,216,182
          99,400  GOLDCORP INCORPORATED<<                                                          2,719,584
          88,800  PAN AMERICAN SILVER CORPORATION+<<                                               2,148,072

                                                                                                   8,083,838
                                                                                              --------------

MISCELLANEOUS RETAIL - 1.92%
         201,764  MARVEL ENTERTAINMENT INCORPORATED+                                               3,359,371
          36,000  MICHAELS STORES INCORPORATED                                                     1,210,680

                                                                                                   4,570,051
                                                                                              --------------

OIL & GAS EXTRACTION - 6.02%
          53,000  CANADIAN NATURAL RESOURCES LIMITED                                               3,286,000
         125,300  CHESAPEAKE ENERGY CORPORATION                                                    4,390,512
          46,200  EDGE PETROLEUM CORPORATION+                                                      1,532,454
          61,350  PIONEER DRILLING COMPANY+                                                        1,398,780
          83,500  TODCO+                                                                           3,724,100

                                                                                                  14,331,846
                                                                                              --------------

PRIMARY METAL INDUSTRIES - 1.14%
          54,200  PRECISION CASTPARTS CORPORATION                                                  2,707,290
                                                                                              --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.83%
          29,300  CARBO CERAMICS INCORPORATED                                                      1,973,941
                                                                                              --------------

THEATERS & ENTERTAINMENT - 2.08%
         267,700  REGAL ENTERTAINMENT GROUP CLASS A                                                4,955,127
                                                                                              --------------

TRANSPORTATION EQUIPMENT - 2.48%
          60,300  AUTOLIV INCORPORATED                                                             2,954,097
         147,200  GENCORP INCORPORATED+                                                            2,948,416

                                                                                                   5,902,513
                                                                                              --------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.58%
          70,000  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                       2,692,200
          57,000  DEAN FOODS COMPANY+                                                              2,162,010
         128,100  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                      3,676,470

                                                                                                   8,530,680
                                                                                              --------------

WHOLESALE TRADE-DURABLE GOODS - 1.32%
         104,100  CYTYC CORPORATION+                                                               3,133,410
                                                                                              --------------

TOTAL COMMON STOCKS (COST $175,821,995)                                                          226,098,726
                                                                                              --------------

COLLATERAL FOR SECURITIES LENDING - 6.15%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.28%
         253,251  SCUDDER DAILY ASSETS MONEY MARKET FUND                                             253,251
         408,778  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                    408,778

                                                                                                     662,029
                                                                                              --------------

PRINCIPAL                                                  INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.87%
$         59,368  AMERICAN GENERAL FINANCE+++/-                  4.47%      03/15/2007                59,390
         241,121  AMSTERDAM FUNDING CORPORATION                  4.36       02/02/2006               241,092

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                         PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         65,965  APRECO LLC                                                           4.49%       03/15/2006    $     65,618
          24,717  APRECO LLC++                                                         4.65        05/15/2006          24,392
          51,057  AQUIFER FUNDING LIMITED++                                            4.38        02/06/2006          51,025
         164,912  AQUIFER FUNDING LIMITED++                                            4.37        02/07/2006         164,788
         118,882  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.53        02/13/2006         118,703
          81,400  ATLANTIC ASSET SECURITIZATION CORPORATION++                          4.52        02/15/2006          81,258
          79,158  ATLAS CAPITAL FUNDING LIMITED                                        4.65        05/15/2006          78,118
         164,912  ATLAS CAPITAL FUNDING LIMITED+++/-                                   4.51        10/20/2006         164,912
          26,386  ATOMIUM FUNDING CORPORATION++                                        4.56        04/12/2006          26,152
          39,579  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $39,584)                                             4.55        02/01/2006          39,579
          22,883  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.60        06/02/2006          22,889
         393,150  BHP BILLITON FINANCE (USA) LIMITED (GUARANTOR BHP)                   4.48        02/01/2006         393,150
         348,953  BUCKINGHAM CDO LLC                                                   4.34        02/03/2006         348,866
         164,912  BUCKINGHAM II CDO LLC++                                              4.39        02/09/2006         164,747
          66,222  BUCKINGHAM II CDO LLC                                                4.55        02/27/2006          66,007
         207,664  CAIRN HIGH GRADE FUNDING I                                           4.52        02/01/2006         207,664
          92,351  CAIRN HIGH GRADE FUNDING I                                           4.52        02/06/2006          92,292
         356,210  CAIRN HIGH GRADE FUNDING I                                           4.52        02/08/2006         355,896
         108,868  CANCARA ASSET SECURITIZATION LIMITED                                 4.52        02/07/2006         108,787
          21,900  CANCARA ASSET SECURITIZATION LIMITED                                 4.53        02/15/2006          21,862
          32,455  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52        02/03/2006          32,447
         167,946  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56        02/21/2006         167,526
          65,965  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56        02/24/2006          65,775
         111,995  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49        03/13/2006         111,434
          34,506  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50        03/14/2006          34,329
          61,248  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53        04/05/2006          60,760
          11,715  CHARIOT FUNDING LLC++                                                4.47        02/15/2006          11,695
         184,701  CHARTA LLC                                                           4.28        02/13/2006         184,424
         112,140  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.36        02/05/2007         112,140
         234,175  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.38        02/07/2007         234,175
         263,859  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.43        02/13/2007         263,859
         204,491  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55        05/04/2006         203,971
          18,167  CULLINAN FINANCE CORPORATION++                                       4.46        02/15/2006          18,135
         164,912  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38        11/15/2006         164,930
         131,929  DEER VALLEY FUNDING LLC                                              4.54        04/10/2006         130,794
       1,978,942  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,979,189)                                          4.50        02/01/2006       1,978,942
           8,575  DNB NOR BANK ASA                                                     4.39        02/22/2006           8,553
          95,227  EIFFEL FUNDING LLC                                                   4.50        02/01/2006          95,227
         191,298  EUREKA SECURITIZATION INCORPORATED                                   4.40        02/08/2006         191,129
         148,929  GALAXY FUNDING INCORPORATED                                          4.51        02/01/2006         148,929
           7,256  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45        02/01/2006           7,256
       1,978,942  GOLDMAN REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,979,189)                                          4.50        02/01/2006       1,978,942
         329,824  GOLDMAN SACHS & COMPANY                                              4.53        02/02/2006         329,784
         158,315  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60        06/30/2006         158,315
         164,912  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49        02/15/2006         164,623
         105,544  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66        06/06/2006         105,544
           8,575  K2 (USA) LLC+++/-                                                    4.66        05/02/2006           8,478
          30,509  K2 (USA) LLC SERIES MTN                                              4.59        07/24/2006          30,519
          98,947  KAUPTHING BANK HF SERIES MTN+/-                                      4.55        03/20/2007          98,937
           9,783  KLIO II FUNDING CORPORATION                                          4.53        03/16/2006           9,730
          43,016  KLIO III FUNDING CORPORATION++                                       4.56        02/24/2006          42,892
          52,772  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55        03/16/2006          52,772
         151,818  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50        02/01/2006         151,818
          41,366  LEXINGTON PARKER CAPITAL CORPORATION++                               4.55        02/03/2006          41,356
           6,596  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65        05/02/2006           6,521
         164,912  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53        05/26/2006         164,935
           7,916  LIBERTY STREET FUNDING CORPORATION++                                 4.51        02/21/2006           7,896
           8,219  LIBERTY STREET FUNDING CORPORATION                                   4.58        03/22/2006           8,169
          76,275  LINKS FINANCE LLC SERIES MTN$+/-                                     4.46        03/15/2006          76,274
          13,193  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40        09/12/2006          13,193

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                         PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                        INTEREST RATE    MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         98,947  LIQUID FUNDING LIMITED+++/-                                          4.36%        03/03/2006     $        98,947
         151,719  LIQUID FUNDING LIMITED+++/-                                          4.44         08/14/2006             151,719
          98,947  MORGAN STANLEY+/-                                                    4.58         03/13/2006              98,947
         197,894  MORGAN STANLEY+/-                                                    4.57         10/10/2006             197,894
          30,509  MORGAN STANLEY SERIES EXL+/-                                         4.50         03/15/2007              30,517
         323,227  NATEXIS BANQUE POPULAIRES                                            4.30         02/01/2006             323,227
           6,596  NATIONWIDE BUILDING SOC+++/-                                         4.74         07/21/2006               6,602
         308,827  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37         02/07/2006             308,595
           9,895  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46         02/09/2006               9,885
         347,964  NORTHERN ROCK PLC+++/-                                               4.63         04/21/2006             347,981
         329,824  NORTHERN ROCK PLC+++/-                                               4.40         03/05/2007             329,784
         227,578  OLD LINE FUNDING CORPORATION                                         4.30         02/01/2006             227,578
         184,701  PREMIUM ASSET TRUST 2001-2+++/-                                      4.87         03/28/2006             184,755
          26,683  RACERS TRUST 2004+++/-                                               4.51         08/22/2006              26,684
          21,979  RANGER FUNDING CORPORATION                                           4.37         02/02/2006              21,977
          33,642  SOCIETE GENERALE NORTH AMERICA                                       4.45         02/01/2006              33,642
          15,832  SOCIETE GENERALE NORTH AMERICA                                       4.45         02/03/2006              15,828
          76,275  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59         10/25/2006              76,300
          38,134  TRAVELERS INSURANCE COMPANY+/-                                       4.52         02/10/2006              38,133
         164,912  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47         04/03/2006             164,912
         206,892  UNITEDHEALTH GROUP INCORPORATED                                      4.32         02/01/2006             206,892
         164,912  WHITE PINE FINANCE LLC SERIES MTN+/-                                 4.39         07/17/2006             164,912
         158,315  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.53         06/12/2006             158,341
          19,789  WINDMILL FUNDING CORPORATION                                         4.55         02/03/2006              19,784
         160,631  YORKTOWN CAPITAL LLC                                                 4.32         02/02/2006             160,611

                                                                                                                        13,978,762
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,640,791)                                                              14,640,791
                                                                                                                   ---------------
SHARES

SHORT-TERM INVESTMENTS - 3.91%
       9,304,572  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                            9,304,572
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,304,572)                                                                           9,304,572
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $199,767,358)*                                     105.04%                                                   $   250,044,089

OTHER ASSETS AND LIABILITIES, NET                         (5.04)                                                       (12,008,174)
                                                        -------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $   238,035,915
                                                        -------                                                    ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,304,572.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                         PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DISCOVERY FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      INVESTMENTS IN SECURITIES ARE VALUED EACH BUSINESS DAY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE, WHICH IS USUALLY 4:00 P.M. (EASTERN TIME). SECURITIES WHICH ARE TRADED ON A NATIONAL OR FOREIGN SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALES PRICE. SECURITIES LISTED ON THE NASDAQ STOCK MARKET, INC. ARE VALUED AT THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP"), AND IF NO NOCP IS AVAILABLE, THEN AT THE LAST REPORTED SALES PRICE. IN THE ABSENCE OF ANY SALE OF SUCH SECURITIES, AND IN THE CASE OF OTHER SECURITIES, INCLUDING U.S. GOVERNMENT OBLIGATIONS, BUT EXCLUDING DEBT SECURITIES MATURING IN 60 DAYS OR LESS, THE VALUATIONS ARE BASED ON THE LATEST QUOTED BID PRICES.

      SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE TRANSLATED INTO U.S. DOLLARS USING THE CLOSING RATES OF EXCHANGE IN EFFECT ON THE DAY OF VALUATION.

      MANY SECURITIES MARKETS AND EXCHANGES OUTSIDE THE U.S. CLOSE PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE AND THEREFORE MAY NOT FULLY REFLECT TRADING OR EVENTS THAT OCCUR AFTER THE CLOSE OF THE PRINCIPAL EXCHANGE IN WHICH THE FOREIGN INVESTMENTS ARE TRADED BUT BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE. IF SUCH TRADING OR EVENTS ARE EXPECTED TO MATERIALLY AFFECT THE VALUE OF THE INVESTMENTS, THEN THOSE INVESTMENTS ARE FAIR VALUED FOLLOWING PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. THESE PROCEDURES TAKE INTO ACCOUNT MULTIPLE FACTORS INCLUDING MOVEMENTS IN U.S. SECURITIES MARKETS AFTER FOREIGN EXCHANGES CLOSE. DEPENDING ON MARKET ACTIVITY, SUCH FAIR VALUATIONS MAY BE FREQUENT. IN LIGHT OF THE JUDGMENT INVOLVED IN FAIR VALUE DECISIONS, THERE CAN BE NO ASSURANCE THAT A FAIR VALUE ASSIGNED TO A PARTICULAR SECURITY IS ACCURATE. SUCH FAIR VALUE PRICING MAY RESULT IN NAVS THAT ARE HIGHER OR LOWER THAN NAVS BASED ON THE CLOSING PRICE OR LATEST QUOTED BID PRICE.

      DEBT SECURITIES MATURING IN 60 DAYS OR LESS GENERALLY ARE VALUED AT AMORTIZED COST. THE AMORTIZED COST METHOD INVOLVES VALUING A SECURITY AT ITS COST, PLUS ACCRETION OF DISCOUNT OR MINUS AMORTIZATION OF PREMIUM OVER THE PERIOD UNTIL MATURITY, WHICH APPROXIMATES MARKET VALUE.

      INVESTMENTS WHICH ARE NOT VALUED USING ANY OF THE METHODS DISCUSSED ABOVE ARE VALUED AT THEIR FAIR VALUE AS DETERMINED BY PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      SECURITIES TRANSACTIONS ARE RECORDED ON A TRADE DATE BASIS. REALIZED GAINS OR LOSSES ARE REPORTED ON THE BASIS OF IDENTIFIED COST OF SECURITIES DELIVERED. INTEREST INCOME IS ACCRUED DAILY AND BOND DISCOUNTS ARE ACCRETED AND PREMIUMS ARE AMORTIZED DAILY.

      DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE, EXCEPT FOR CERTAIN DIVIDENDS FROM FOREIGN SECURITIES, WHICH ARE RECORDED AS SOON AS THE FUND IS INFORMED OF THE EX-DIVIDEND DATE. DIVIDEND INCOME FROM FOREIGN SECURITIES IS RECORDED NET OF FOREIGN TAXES WITHHELD WHERE RECOVERY OF SUCH TAXES IS NOT ASSURED.

OTHER

FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                            VALUE
COMMON STOCKS - 97.26%

AEROSPACE, DEFENSE - 2.29%
         260,552  BE AEROSPACE INCORPORATED+                                                          $     5,476,803
                                                                                                      ---------------

AMUSEMENT & RECREATION SERVICES - 0.99%
          32,100  HARRAH'S ENTERTAINMENT INCORPORATED                                                       2,362,560
                                                                                                      ---------------

APPAREL & ACCESSORY STORES - 5.12%
          28,900  ABERCROMBIE & FITCH COMPANY CLASS A                                                       1,918,671
          75,600  ANN TAYLOR STORES CORPORATION+                                                            2,518,992
          47,100  CARTER'S INCORPORATED+                                                                    3,202,329
          52,700  CHICO'S FAS INCORPORATED+                                                                 2,295,612
          84,333  URBAN OUTFITTERS INCORPORATED+                                                            2,303,134

                                                                                                           12,238,738
                                                                                                      ---------------

BUSINESS SERVICES - 10.98%
          51,375  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                1,111,755
         217,500  COGENT INCORPORATED+                                                                      5,226,525
          87,300  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                       4,571,901
          74,600  F5 NETWORKS INCORPORATED+                                                                 4,826,620
          44,700  MONSTER WORLDWIDE INCORPORATED+                                                           1,906,902
         118,600  RED HAT INCORPORATED+                                                                     3,433,470
         187,500  VALUECLICK INCORPORATED+                                                                  3,528,750
          25,074  WEBSENSE INCORPORATED+                                                                    1,653,129

                                                                                                           26,259,052
                                                                                                      ---------------

CHEMICALS & ALLIED PRODUCTS - 4.82%
         195,549  DIGENE CORPORATION+                                                                       6,492,227
          27,355  GENZYME CORPORATION+                                                                      1,940,563
          50,800  GILEAD SCIENCES INCORPORATED+                                                             3,092,196

                                                                                                           11,524,986
                                                                                                      ---------------

COMMUNICATIONS - 6.17%
          99,900  AMERICAN TOWER CORPORATION CLASS A+                                                       3,090,906
         164,700  DOBSON COMMUNICATIONS CORPORATION+                                                        1,222,074
          70,100  EQUINIX INCORPORATED+                                                                     3,289,793
         144,560  NII HOLDINGS INCORPORATED+                                                                7,149,938

                                                                                                           14,752,711
                                                                                                      ---------------

DEPOSITORY INSTITUTIONS - 1.07%
          60,800  MARSHALL & ILSLEY CORPORATION                                                             2,549,952
                                                                                                      ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.22%
         111,900  COVANTA HOLDING CORPORATION+                                                              1,935,870
         141,800  WILLIAMS COMPANIES INCORPORATED                                                           3,380,512

                                                                                                            5,316,382
                                                                                                      ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.96%
          97,700  ADVANCED MICRO DEVICES INCORPORATED+                                                      4,089,722
          40,300  BROADCOM CORPORATION CLASS A+                                                             2,748,460
          31,190  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                              3,430,900
          50,400  MARVELL TECHNOLOGY GROUP LIMITED+                                                         3,448,368
         143,460  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                   4,100,087
         116,400  MICROSEMI CORPORATION+                                                                    3,543,216
          95,900  NETWORK APPLIANCE INCORPORATED+                                                           2,992,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          56,900  TESSERA TECHNOLOGIES INCORPORATED+                                                  $     1,836,732

                                                                                                           26,189,565
                                                                                                      ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.27%
          23,300  CEPHALON INCORPORATED+                                                                    1,651,737
          66,900  GEN-PROBE INCORPORATED+                                                                   3,373,767
          56,500  QUEST DIAGNOSTICS INCORPORATED                                                            2,792,795

                                                                                                            7,818,299
                                                                                                      ---------------

FOOD & KINDRED PRODUCTS - 1.22%
          45,600  WM. WRIGLEY JR. COMPANY                                                                   2,916,576
                                                                                                      ---------------

HEALTH SERVICES - 3.47%
          84,650  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                    3,080,413
          45,000  COVANCE INCORPORATED+                                                                     2,556,450
          30,200  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                     2,647,936

                                                                                                            8,284,799
                                                                                                      ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.88%
          91,018  FOSTER WHEELER LIMITED+                                                                   4,482,637
                                                                                                      ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.91%
         147,900  HILTON HOTELS CORPORATION                                                                 3,687,147
          69,800  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                               4,651,472
          15,200  STATION CASINOS INCORPORATED                                                              1,016,120

                                                                                                            9,354,739
                                                                                                      ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.11%
         116,800  GRANT PRIDECO INCORPORATED+                                                               5,850,512
          66,400  INTERMEC INCORPORATED+<<                                                                  2,315,368
          15,800  SANDISK CORPORATION+                                                                      1,064,288
          92,900  SCIENTIFIC GAMES CORPORATION CLASS A+                                                     2,977,445

                                                                                                           12,207,613
                                                                                                      ---------------

INSURANCE CARRIERS - 1.46%
         106,200  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                      3,497,166
                                                                                                      ---------------

LEATHER & LEATHER PRODUCTS - 1.33%
          88,540  COACH INCORPORATED+                                                                       3,183,013
                                                                                                      ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.33%
         108,100  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                           2,449,546
          41,970  DENTSPLY INTERNATIONAL INCORPORATED                                                       2,253,789
          56,100  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                3,247,629

                                                                                                            7,950,964
                                                                                                      ---------------

MEDICAL MANAGEMENT SERVICES - 1.74%
          69,950  COVENTRY HEALTH CARE INCORPORATED+                                                        4,166,922
                                                                                                      ---------------

METAL MINING - 3.46%
         115,000  GLAMIS GOLD LIMITED+<<                                                                    3,676,550
          89,900  GOLDCORP INCORPORATED<<                                                                   2,459,664

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE
METAL MINING (CONTINUED)
          88,600  PAN AMERICAN SILVER CORPORATION+<<                                                  $     2,143,234

                                                                                                            8,279,448
                                                                                                      ---------------

MISCELLANEOUS RETAIL - 2.04%
         195,657  MARVEL ENTERTAINMENT INCORPORATED+                                                        3,257,689
          48,100  MICHAELS STORES INCORPORATED                                                              1,617,603

                                                                                                            4,875,292
                                                                                                      ---------------

OIL & GAS EXTRACTION - 7.65%
          74,100  CANADIAN NATURAL RESOURCES LIMITED                                                        4,594,200
         125,310  CHESAPEAKE ENERGY CORPORATION<<                                                           4,390,862
         107,500  TODCO+                                                                                    4,794,500
          55,500  TRANSOCEAN INCORPORATED+                                                                  4,503,825

                                                                                                           18,283,387
                                                                                                      ---------------

PRIMARY METAL INDUSTRIES - 0.85%
          40,900  PRECISION CASTPARTS CORPORATION                                                           2,042,955
                                                                                                      ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.63%
          22,200  CARBO CERAMICS INCORPORATED                                                               1,495,614
                                                                                                      ---------------

THEATERS & ENTERTAINMENT - 1.92%
         248,500  REGAL ENTERTAINMENT GROUP CLASS A                                                         4,599,735
                                                                                                      ---------------

TRANSPORTATION BY AIR - 0.60%
          87,000  SOUTHWEST AIRLINES COMPANY                                                                1,432,020
                                                                                                      ---------------

TRANSPORTATION EQUIPMENT - 3.30%
          70,000  AUTOLIV INCORPORATED                                                                      3,429,300
           9,800  ITT INDUSTRIES INCORPORATED                                                               1,004,500
          41,000  TEXTRON INCORPORATED                                                                      3,462,860

                                                                                                            7,896,660
                                                                                                      ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 4.21%
          82,300  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                3,165,258
          92,800  DEAN FOODS COMPANY+                                                                       3,519,904
         117,700  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                               3,377,990

                                                                                                           10,063,152
                                                                                                      ---------------

WHOLESALE TRADE-DURABLE GOODS - 1.26%
         100,200  CYTYC CORPORATION+                                                                        3,016,020
                                                                                                      ---------------

TOTAL COMMON STOCKS (COST $194,058,967)                                                                   232,517,760
                                                                                                      ---------------

COLLATERAL FOR SECURITIES LENDING - 5.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.25%
         229,265  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                      229,265
         370,061  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                             370,062

                                                                                                              599,327
                                                                                                      ---------------

PRINCIPAL                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.29%
$         53,745  AMERICAN GENERAL FINANCE+++/-                           4.47%       03/15/2007               53,765

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        218,284  AMSTERDAM FUNDING CORPORATION                                        4.36%      02/02/2006     $     218,258
          59,717  APRECO LLC                                                           4.49       03/15/2006            59,403
          22,376  APRECO LLC++                                                         4.65       05/15/2006            22,082
          46,221  AQUIFER FUNDING LIMITED++                                            4.38       02/06/2006            46,192
         149,293  AQUIFER FUNDING LIMITED++                                            4.37       02/07/2006           149,181
         107,622  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.53       02/13/2006           107,461
          73,691  ATLANTIC ASSET SECURITIZATION CORPORATION++                          4.52       02/15/2006            73,562
          71,660  ATLAS CAPITAL FUNDING LIMITED                                        4.65       05/15/2006            70,720
         149,293  ATLAS CAPITAL FUNDING LIMITED+++/-                                   4.51       10/20/2006           149,293
          23,887  ATOMIUM FUNDING CORPORATION++                                        4.56       04/12/2006            23,675
          35,830  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                  MATURITY VALUE $35,835)                                              4.55       02/01/2006            35,830
          20,716  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.60       06/02/2006            20,721
         355,914  BHP BILLITON FINANCE (USA) LIMITED (GUARANTOR BHP)                   4.48       02/01/2006           355,914
         315,903  BUCKINGHAM CDO LLC                                                   4.34       02/03/2006           315,824
         149,293  BUCKINGHAM II CDO LLC++                                              4.39       02/09/2006           149,143
          59,950  BUCKINGHAM II CDO LLC                                                4.55       02/27/2006            59,756
         187,995  CAIRN HIGH GRADE FUNDING I                                           4.52       02/01/2006           187,995
          83,604  CAIRN HIGH GRADE FUNDING I                                           4.52       02/06/2006            83,551
         322,472  CAIRN HIGH GRADE FUNDING I                                           4.52       02/08/2006           322,188
          98,557  CANCARA ASSET SECURITIZATION LIMITED                                 4.52       02/07/2006            98,483
          19,826  CANCARA ASSET SECURITIZATION LIMITED                                 4.53       02/15/2006            19,791
          29,381  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52       02/03/2006            29,373
         152,040  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/21/2006           151,659
          59,717  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/24/2006            59,546
         101,388  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49       03/13/2006           100,880
          31,238  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50       03/14/2006            31,077
          55,447  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53       04/05/2006            55,005
          10,606  CHARIOT FUNDING LLC++                                                4.47       02/15/2006            10,587
         167,208  CHARTA LLC                                                           4.28       02/13/2006           166,957
         101,519  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.36       02/05/2007           101,519
         211,996  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.38       02/07/2007           211,996
         238,868  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.43       02/13/2007           238,868
         185,123  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55       05/04/2006           184,653
          16,446  CULLINAN FINANCE CORPORATION++                                       4.46       02/15/2006            16,417
         149,293  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38       11/15/2006           149,309
         119,434  DEER VALLEY FUNDING LLC                                              4.54       04/10/2006           118,406
       1,791,512  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,791,736)                                          4.50       02/01/2006         1,791,512
           7,763  DNB NOR BANK ASA                                                     4.39       02/22/2006             7,743
          86,207  EIFFEL FUNDING LLC                                                   4.50       02/01/2006            86,207
         173,180  EUREKA SECURITIZATION INCORPORATED                                   4.40       02/08/2006           173,027
         134,823  GALAXY FUNDING INCORPORATED                                          4.51       02/01/2006           134,823
           6,569  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45       02/01/2006             6,569
       1,791,512  GOLDMAN REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,791,736)                                          4.50       02/01/2006         1,791,512
         298,585  GOLDMAN SACHS & COMPANY                                              4.53       02/02/2006           298,549
         143,321  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60       06/30/2006           143,321
         149,293  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49       02/15/2006           149,031
          95,547  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66       06/06/2006            95,547
           7,763  K2 (USA) LLC++                                                       4.66       05/02/2006             7,675
          27,619  K2 (USA) LLC SERIES MTN+/-                                           4.59       07/24/2006            27,628
          89,576  KAUPTHING BANK HF SERIES MTN+/-                                      4.55       03/20/2007            89,567
           8,856  KLIO II FUNDING CORPORATION                                          4.53       03/16/2006             8,808
          38,942  KLIO III FUNDING CORPORATION++                                       4.56       02/24/2006            38,830
          47,774  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55       03/16/2006            47,774
         137,439  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50       02/01/2006           137,439
          37,449  LEXINGTON PARKER CAPITAL CORPORATION++                               4.55       02/03/2006            37,439
           5,972  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65       05/02/2006             5,904
         149,293  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53       05/26/2006           149,313
           7,166  LIBERTY STREET FUNDING CORPORATION++                                 4.51       02/21/2006             7,148
           7,441  LIBERTY STREET FUNDING CORPORATION                                   4.58       03/22/2006             7,395
          69,051  LINKS FINANCE LLC SERIES MTN$+/-                                     4.46       03/15/2006            69,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         11,943  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40%      09/12/2006     $      11,943
          89,576  LIQUID FUNDING LIMITED+++/-                                          4.36       03/03/2006            89,576
         137,349  LIQUID FUNDING LIMITED+++/-                                          4.44       08/14/2006           137,349
          89,576  MORGAN STANLEY+/-                                                    4.58       03/13/2006            89,576
         179,151  MORGAN STANLEY+/-                                                    4.57       10/10/2006           179,151
          27,619  MORGAN STANLEY SERIES EXL+/-                                         4.50       03/15/2007            27,626
         292,614  NATEXIS BANQUE POPULAIRES                                            4.30       02/01/2006           292,614
           5,972  NATIONWIDE BUILDING SOC+++/-                                         4.74       07/21/2006             5,977
         279,577  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37       02/07/2006           279,368
           8,958  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46       02/09/2006             8,949
         315,008  NORTHERN ROCK PLC+++/-                                               4.63       04/21/2006           315,023
         298,585  NORTHERN ROCK PLC+++/-                                               4.40       03/05/2007           298,549
         206,024  OLD LINE FUNDING CORPORATION                                         4.30       02/01/2006           206,024
         167,208  PREMIUM ASSET TRUST 2001-2+++/-                                      4.87       03/28/2006           167,256
          24,156  RACERS TRUST 2004+++/-                                               4.51       08/22/2006            24,157
          19,898  RANGER FUNDING CORPORATION                                           4.37       02/02/2006            19,895
          30,456  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/01/2006            30,456
          14,332  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/03/2006            14,328
          69,051  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59       10/25/2006            69,074
          34,522  TRAVELERS INSURANCE COMPANY+/-                                       4.52       02/10/2006            34,522
         149,293  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47       04/03/2006           149,293
         187,297  UNITEDHEALTH GROUP INCORPORATED                                      4.32       02/01/2006           187,297
         149,293  WHITE PINE FINANCE LLC SERIES MTN+/-                                 4.39       07/17/2006           149,293
         143,321  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.53       06/12/2006           143,344
          17,915  WINDMILL FUNDING CORPORATION                                         4.55       02/03/2006            17,911
         145,417  YORKTOWN CAPITAL LLC                                                 4.32       02/02/2006           145,400

                                                                                                                    12,654,802
                                                                                                               ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,254,129)                                                          13,254,129
                                                                                                               ---------------
SHARES

SHORT-TERM INVESTMENTS - 0.37%
         883,186  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                           883,186
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $883,186)                                                                           883,186
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $208,196,282)*                                     103.17%                                               $   246,655,075

OTHER ASSETS AND LIABILITIES, NET                         (3.17)                                                    (7,581,843)
                                                        -------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $   239,073,232
                                                        -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $883,186.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENTERPRISE FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      INVESTMENTS IN SECURITIES ARE VALUED EACH BUSINESS DAY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE, WHICH IS USUALLY 4:00 P.M. (EASTERN TIME). SECURITIES WHICH ARE TRADED ON A NATIONAL OR FOREIGN SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALES PRICE. SECURITIES LISTED ON THE NASDAQ STOCK MARKET, INC. ARE VALUED AT THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP"), AND IF NO NOCP IS AVAILABLE, THEN AT THE LAST REPORTED SALES PRICE. IN THE ABSENCE OF ANY SALE OF SUCH SECURITIES, AND IN THE CASE OF OTHER SECURITIES, INCLUDING U.S. GOVERNMENT OBLIGATIONS, BUT EXCLUDING DEBT SECURITIES MATURING IN 60 DAYS OR LESS, THE VALUATIONS ARE BASED ON THE LATEST QUOTED BID PRICES.

      SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE TRANSLATED INTO U.S. DOLLARS USING THE CLOSING RATES OF EXCHANGE IN EFFECT ON THE DAY OF VALUATION.

      MANY SECURITIES MARKETS AND EXCHANGES OUTSIDE THE U.S. CLOSE PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE AND THEREFORE MAY NOT FULLY REFLECT TRADING OR EVENTS THAT OCCUR AFTER THE CLOSE OF THE PRINCIPAL EXCHANGE IN WHICH THE FOREIGN INVESTMENTS ARE TRADED BUT BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE. IF SUCH TRADING OR EVENTS ARE EXPECTED TO MATERIALLY AFFECT THE VALUE OF THE INVESTMENTS, THEN THOSE INVESTMENTS ARE FAIR VALUED FOLLOWING PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. THESE PROCEDURES TAKE INTO ACCOUNT MULTIPLE FACTORS INCLUDING MOVEMENTS IN U.S. SECURITIES MARKETS AFTER FOREIGN EXCHANGES CLOSE. DEPENDING ON MARKET ACTIVITY, SUCH FAIR VALUATIONS MAY BE FREQUENT. IN LIGHT OF THE JUDGMENT INVOLVED IN FAIR VALUE DECISIONS, THERE CAN BE NO ASSURANCE THAT A FAIR VALUE ASSIGNED TO A PARTICULAR SECURITY IS ACCURATE. SUCH FAIR VALUE PRICING MAY RESULT IN NAVS THAT ARE HIGHER OR LOWER THAN NAVS BASED ON THE CLOSING PRICE OR LATEST QUOTED BID PRICE.

      DEBT SECURITIES MATURING IN 60 DAYS OR LESS GENERALLY ARE VALUED AT AMORTIZED COST. THE AMORTIZED COST METHOD INVOLVES VALUING A SECURITY AT ITS COST, PLUS ACCRETION OF DISCOUNT OR MINUS AMORTIZATION OF PREMIUM OVER THE PERIOD UNTIL MATURITY, WHICH APPROXIMATES MARKET VALUE.

      INVESTMENTS WHICH ARE NOT VALUED USING ANY OF THE METHODS DISCUSSED ABOVE ARE VALUED AT THEIR FAIR VALUE AS DETERMINED BY PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      SECURITIES TRANSACTIONS ARE RECORDED ON A TRADE DATE BASIS. REALIZED GAINS OR LOSSES ARE REPORTED ON THE BASIS OF IDENTIFIED COST OF SECURITIES DELIVERED. INTEREST INCOME IS ACCRUED DAILY AND BOND DISCOUNTS ARE ACCRETED AND PREMIUMS ARE AMORTIZED DAILY.

      DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE, EXCEPT FOR CERTAIN DIVIDENDS FROM FOREIGN SECURITIES, WHICH ARE RECORDED AS SOON AS THE FUND IS INFORMED OF THE EX-DIVIDEND DATE. DIVIDEND INCOME FROM FOREIGN SECURITIES IS RECORDED NET OF FOREIGN TAXES WITHHELD WHERE RECOVERY OF SUCH TAXES IS NOT ASSURED.

OTHER

FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
COMMON STOCKS - 90.33%

AMUSEMENT & RECREATION SERVICES - 1.64%
         818,900  WESTWOOD ONE INCORPORATED                                                     $     12,275,311
           6,000  WORLD WRESTLING ENTERTAINMENT INCORPORATED                                              87,900

                                                                                                      12,363,211
                                                                                                ----------------

BUSINESS SERVICES - 2.75%
           5,000  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                         136,500
         810,000  ELECTRONIC DATA SYSTEMS CORPORATION                                                 20,403,900
           5,000  SYMANTEC CORPORATION+                                                                   91,900
           5,000  UNISYS CORPORATION+                                                                     33,450

                                                                                                      20,665,750
                                                                                                ----------------

CHEMICALS & ALLIED PRODUCTS - 7.06%
           2,000  BIOGEN IDEC INCORPORATED+                                                               89,500
         850,000  BRISTOL-MYERS SQUIBB COMPANY<<                                                      19,371,500
           3,000  CHIRON CORPORATION+<<                                                                  136,800
         220,000  IMCLONE SYSTEMS INCORPORATED+                                                        7,926,600
           5,000  PDL BIOPHARMA INCORPORATED+                                                            145,750
         990,000  PFIZER INCORPORATED                                                                 25,423,200

                                                                                                      53,093,350
                                                                                                ----------------

COMMUNICATIONS - 10.26%
         780,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                           22,830,600
       1,630,000  CUMULUS MEDIA INCORPORATED CLASS A+                                                 21,532,300
           1,658  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                               29,496
           5,000  IAC INTERACTIVECORP+                                                                   145,100
       1,605,000  RADIO ONE INCORPORATED CLASS D+                                                     17,590,800
       2,649,000  SPANISH BROADCASTING SYSTEM INCORPORATED+                                           14,993,340

                                                                                                      77,121,636
                                                                                                ----------------

DEPOSITORY INSTITUTIONS - 0.21%
          89,359  FIRST FINANCIAL BANCORP                                                              1,580,761
                                                                                                ----------------

ELECTRIC, GAS & SANITARY SERVICES - 6.47%
           5,000  CENTERPOINT ENERGY INCORPORATED<<                                                       63,900
           1,000  DTE ENERGY COMPANY                                                                      42,200
         685,000  KEYSPAN CORPORATION                                                                 24,605,200
           2,000  NISOURCE INCORPORATED                                                                   41,060
         755,000  WASTE MANAGEMENT INCORPORATED                                                       23,842,900

                                                                                                      48,595,260
                                                                                                ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.01%
       2,537,800  NORTEL NETWORKS CORPORATION+                                                         7,613,400
                                                                                                ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.04%
          25,000  BEARINGPOINT INCORPORATED+                                                             205,500
          10,000  SERVICEMASTER COMPANY                                                                  129,400

                                                                                                         334,900
                                                                                                ----------------

FOOD & KINDRED PRODUCTS - 14.10%
           5,000  CAMPBELL SOUP COMPANY                                                                  149,650
       1,260,000  COCA-COLA ENTERPRISES INCORPORATED                                                  24,872,400
         740,000  CONAGRA FOODS INCORPORATED                                                          15,340,200
       2,949,000  DEL MONTE FOODS COMPANY                                                             31,524,810

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                       VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
       1,840,000  HERCULES INCORPORATED+                                                        $     21,546,400
         425,000  SARA LEE CORPORATION                                                                 7,769,000
          61,000  SMITHFIELD FOODS INCORPORATED+                                                       1,637,240
         220,000  TYSON FOODS INCORPORATED CLASS A                                                     3,152,600

                                                                                                     105,992,300
                                                                                                ----------------

FOOD STORES - 9.86%
         895,000  ALBERTSON'S INCORPORATED                                                            22,509,250
       2,850,000  KONINKLIJKE AHOLD NV+                                                               21,991,275
       1,610,000  KROGER COMPANY+                                                                     29,624,000

                                                                                                      74,124,525
                                                                                                ----------------

FURNITURE & FIXTURES - 0.02%
           5,000  NEWELL RUBBERMAID INCORPORATED<<                                                       118,200
                                                                                                ----------------

HEALTH SERVICES - 0.01%
           2,000  TRIAD HOSPITALS INCORPORATED+                                                           82,120
                                                                                                ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.20%
           5,000  AGCO CORPORATION+                                                                       90,050
           5,000  COOPER CAMERON CORPORATION+                                                            241,950
           2,000  FMC TECHNOLOGIES INCORPORATED+<<                                                       103,640
         220,000  NATIONAL-OILWELL VARCO INCORPORATED+<<                                              16,735,400
         760,000  PALL CORPORATION                                                                    21,888,000

                                                                                                      39,059,040
                                                                                                ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.01%
           3,500  USI HOLDINGS CORPORATION+                                                               49,280
                                                                                                ----------------

INSURANCE CARRIERS - 5.71%
           2,000  CONSECO INCORPORATED+                                                                   48,740
           1,000  LOEWS CORPORATION                                                                       98,690
         673,100  OHIO CASUALTY CORPORATION                                                           20,287,234
          10,000  SAFECO CORPORATION                                                                     522,500
         882,800  SCOTTISH RE GROUP LIMITED                                                           21,734,536
           5,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                              226,900

                                                                                                      42,918,600
                                                                                                ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.22%
           5,000  BOSTON SCIENTIFIC CORPORATION+<<                                                       109,350
           5,000  MILLIPORE CORPORATION+<<                                                               343,900
         580,000  RAYTHEON COMPANY                                                                    23,762,600

                                                                                                      24,215,850
                                                                                                ----------------

METAL MINING - 3.15%
           2,000  ANGLOGOLD ASHANTI LIMITED ADR<<                                                        122,360
         740,000  BARRICK GOLD CORPORATION<<%%                                                        23,280,400
           5,000  GOLD FIELDS LIMITED ADR<<                                                              117,900
           2,000  NEWMONT MINING CORPORATION<<                                                           123,600

                                                                                                      23,644,260
                                                                                                ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.86%
         825,000  TYCO INTERNATIONAL LIMITED<<                                                        21,491,250
                                                                                                ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
OIL & GAS EXTRACTION - 3.61%
           1,000  DEVON ENERGY CORPORATION                                                                     $        68,210
       1,634,400  HANOVER COMPRESSOR COMPANY+                                                                       27,065,664

                                                                                                                    27,133,874
                                                                                                               ---------------

PAPER & ALLIED PRODUCTS - 3.34%
         115,000  INTERNATIONAL PAPER COMPANY                                                                        3,752,450
         800,000  MEADWESTVACO CORPORATION                                                                          21,352,000

                                                                                                                    25,104,450
                                                                                                               ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 7.45%
         855,000  CBS CORPORATION CLASS B                                                                           22,341,150
             900  PLAYBOY ENTERPRISES INCORPORATED CLASS B (NON-VOTING)+                                                13,446
       2,115,000  READER'S DIGEST ASSOCIATION INCORPORATED                                                          33,607,350

                                                                                                                    55,961,946
                                                                                                               ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.25%
         510,000  CABOT MICROELECTRONICS CORPORATION+                                                               16,937,100
                                                                                                               ---------------

TRANSPORTATION EQUIPMENT - 0.08%
          36,600  GENERAL MOTORS PREFERRED                                                                             571,692
                                                                                                               ---------------

TRANSPORTATION SERVICES - 0.01%
           3,000  EXPEDIA INCORPORATED+                                                                                 78,060
                                                                                                               ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.01%
           5,000  PSS WORLD MEDICAL INCORPORATED+                                                                       88,750
                                                                                                               ---------------

TOTAL COMMON STOCKS (COST $639,914,488)                                                                            678,939,565
                                                                                                               ---------------

CONTRACTS                                                                 STRIKE PRICE      EXPIRATION DATE
OPTIONS - 0.11%
             835  PHILADELPHIA OIL SERVICE INDEX PUT+                        $220.00          03/18/2006               818,300

TOTAL OPTIONS (PREMIUM RECEIVED $855,858)                                                                              818,300
                                                                                                               ---------------
PRINCIPAL                                                                 INTEREST RATE      MATURITY DATE
US TREASURY SECURITIES - 0.08%

US TREASURY BILLS - 0.08%
$        610,000  US TREASURY BILL^                                            4.33%          04/27/2006               603,826
                                                                                                               ---------------

TOTAL US TREASURY SECURITIES (COST $603,764)                                                                           603,826
                                                                                                               ---------------

SHARES

COLLATERAL FOR SECURITIES LENDING - 6.03%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.27%
         784,170  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               784,170
       1,265,743  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    1,265,743

                                                                                                                     2,049,913
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 5.76%
$        183,828  AMERICAN GENERAL FINANCE+++/-                                        4.47%      03/15/2007   $       183,896
         746,609  AMSTERDAM FUNDING CORPORATION                                        4.36       02/02/2006           746,520
         204,254  APRECO LLC                                                           4.49       03/15/2006           203,179
          76,534  APRECO LLC++                                                         4.65       05/15/2006            75,529
         158,093  AQUIFER FUNDING LIMITED++                                            4.38       02/06/2006           157,993
         510,635  AQUIFER FUNDING LIMITED++                                            4.37       02/07/2006           510,252
         368,106  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.53       02/13/2006           367,554
         252,049  ATLANTIC ASSET SECURITIZATION CORPORATION++                          4.52       02/15/2006           251,608
         245,105  ATLAS CAPITAL FUNDING LIMITED                                        4.65       05/15/2006           241,886
         510,635  ATLAS CAPITAL FUNDING LIMITED+++/-                                   4.51       10/20/2006           510,635
          81,702  ATOMIUM FUNDING CORPORATION++                                        4.56       04/12/2006            80,977
         122,552  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $122,567)                                            4.55       02/01/2006           122,552
          70,856  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.60       06/02/2006            70,875
       1,217,353  BHP BILLITON FINANCE (USA) LIMITED (GUARANTOR BHP)                   4.48       02/01/2006         1,217,353
       1,080,503  BUCKINGHAM CDO LLC                                                   4.34       02/03/2006         1,080,233
         510,635  BUCKINGHAM II CDO LLC++                                              4.39       02/09/2006           510,124
         205,050  BUCKINGHAM II CDO LLC                                                4.55       02/27/2006           204,386
         643,012  CAIRN HIGH GRADE FUNDING I                                           4.52       02/01/2006           643,012
         285,955  CAIRN HIGH GRADE FUNDING I                                           4.52       02/06/2006           285,775
       1,102,971  CAIRN HIGH GRADE FUNDING I                                           4.52       02/08/2006         1,102,000
         337,101  CANCARA ASSET SECURITIZATION LIMITED                                 4.52       02/07/2006           336,848
          67,812  CANCARA ASSET SECURITIZATION LIMITED                                 4.53       02/15/2006            67,694
         100,493  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52       02/03/2006           100,468
         520,030  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/21/2006           518,730
         204,254  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/24/2006           203,668
         346,782  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49       03/13/2006           345,045
         106,845  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50       03/14/2006           106,296
         189,650  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53       04/05/2006           188,136
          36,275  CHARIOT FUNDING LLC++                                                4.47       02/15/2006            36,212
         571,911  CHARTA LLC                                                           4.28       02/13/2006           571,053
         347,232  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.36       02/05/2007           347,232
         725,101  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.38       02/07/2007           725,101
         817,016  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.43       02/13/2007           817,015
         633,187  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55       05/04/2006           631,579
          56,252  CULLINAN FINANCE CORPORATION++                                       4.46       02/15/2006            56,153
         510,635  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38       11/15/2006           510,691
         408,508  DEER VALLEY FUNDING LLC                                              4.54       04/10/2006           404,990
       6,127,616  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $6,128,382)                                          4.50       02/01/2006         6,127,616
          26,553  DNB NOR BANK ASA                                                     4.39       02/22/2006            26,483
         294,861  EIFFEL FUNDING LLC                                                   4.50       02/01/2006           294,861
         592,336  EUREKA SECURITIZATION INCORPORATED                                   4.40       02/08/2006           591,815
         461,144  GALAXY FUNDING INCORPORATED                                          4.51       02/01/2006           461,144
          22,468  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45       02/01/2006            22,468
       6,127,616  GOLDMAN REPURCHASE AGREEMENT
                  (MATURITY VALUE $6,128,382)                                          4.50       02/01/2006         6,127,616
       1,021,269  GOLDMAN SACHS & COMPANY                                              4.53       02/02/2006         1,021,147
         490,209  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60       06/30/2006           490,209
         510,635  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49       02/15/2006           509,741
         326,806  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66       06/06/2006           326,806
          26,553  K2 (USA) LLC++                                                       4.66       05/02/2006            26,250
          94,467  K2 (USA) LLC SERIES MTN+/-                                           4.59       07/24/2006            94,499
         306,381  KAUPTHING BANK HF SERIES MTN+/-                                      4.55       03/20/2007           306,350
          30,291  KLIO II FUNDING CORPORATION                                          4.53       03/16/2006            30,128
         133,194  KLIO III FUNDING CORPORATION++                                       4.56       02/24/2006           132,812
         163,403  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55       03/16/2006           163,403
         470,090  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50       02/01/2006           470,090
         128,088  LEXINGTON PARKER CAPITAL CORPORATION++                               4.55       02/03/2006           128,056
          20,425  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65       05/02/2006            20,192
         510,635  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53       05/26/2006           510,706
          24,510  LIBERTY STREET FUNDING CORPORATION++                                 4.51       02/21/2006            24,449
          25,450  LIBERTY STREET FUNDING CORPORATION                                   4.58       03/22/2006            25,293

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        236,179  LINKS FINANCE LLC SERIES MTN$+/-                                     4.46%      03/15/2006   $       236,176
          40,851  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40       09/12/2006            40,849
         306,381  LIQUID FUNDING LIMITED+++/-                                          4.36       03/03/2006           306,381
         469,784  LIQUID FUNDING LIMITED+++/-                                          4.44       08/14/2006           469,784
         306,381  MORGAN STANLEY+/-                                                    4.58       03/13/2006           306,381
         612,762  MORGAN STANLEY+/-                                                    4.57       10/10/2006           612,762
          94,467  MORGAN STANLEYSERIES EXL+/-                                          4.50       03/15/2007            94,492
       1,000,844  NATEXIS BANQUE POPULAIRES                                            4.30       02/01/2006         1,000,844
          20,425  NATIONWIDE BUILDING SOC+/-                                           4.74       07/21/2006            20,443
         956,255  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37       02/07/2006           955,538
          30,638  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46       02/09/2006            30,607
       1,077,439  NORTHERN ROCK PLC+++/-                                               4.63       04/21/2006         1,077,493
       1,021,269  NORTHERN ROCK PLC+++/-                                               4.40       03/05/2007         1,021,147
         704,676  OLD LINE FUNDING CORPORATION                                         4.30       02/01/2006           704,676
         571,911  PREMIUM ASSET TRUST 2001-2+++/-                                      4.87       03/28/2006           572,077
          82,621  RACERS TRUST 2004+++/-                                               4.51       08/22/2006            82,625
          68,057  RANGER FUNDING CORPORATION                                           4.37       02/02/2006            68,049
         104,169  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/01/2006           104,169
          49,021  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/03/2006            49,009
         236,179  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59       10/25/2006           236,257
         118,079  TRAVELERS INSURANCE COMPANY+/-                                       4.52       02/10/2006           118,077
         510,635  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47       04/03/2006           510,635
         640,622  UNITEDHEALTH GROUP INCORPORATED                                      4.32       02/01/2006           640,622
         510,635  WHITE PINE FINANCE LLC SERIES MTN+/-                                 4.39       07/17/2006           510,635
         490,209  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.53       06/12/2006           490,288
          61,276  WINDMILL FUNDING CORPORATION                                         4.55       02/03/2006            61,261
         497,379  YORKTOWN CAPITAL LLC                                                 4.32       02/02/2006           497,319

                                                                                                                    43,283,980
                                                                                                               ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $45,333,893)                                                          45,333,893
                                                                                                               ---------------
SHARES

SHORT-TERM INVESTMENTS - 7.31%
      54,953,492  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                       54,953,492
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $54,953,492)                                                                     54,953,492
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $741,661,495)*                                     103.86%                                               $   780,649,076

OTHER ASSETS AND LIABILITIES, NET                         (3.86)                                                   (29,044,893)
                                                        -------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $   751,604,183
                                                        -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $54,953,492.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

CONTRACTS                                                             STRIKE PRICE    EXPIRATION DATE             VALUE
WRITTEN OPTIONS - (0.13%)
            (835) PHILADELPHIA OIL SERVICE INDEX CALL+                   $220.00         03/18/2006         $     (1,018,700)

TOTAL WRITTEN OPTIONS (PREMIUM PAID $996,166)                                                                     (1,018,700)
                                                                                                            ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      INVESTMENTS IN SECURITIES ARE VALUED EACH BUSINESS DAY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE, WHICH IS USUALLY 4:00 P.M. (EASTERN TIME). SECURITIES WHICH ARE TRADED ON A NATIONAL OR FOREIGN SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALES PRICE. SECURITIES LISTED ON THE NASDAQ STOCK MARKET, INC. ARE VALUED AT THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP"), AND IF NO NOCP IS AVAILABLE, THEN AT THE LAST REPORTED SALES PRICE. IN THE ABSENCE OF ANY SALE OF SUCH SECURITIES, AND IN THE CASE OF OTHER SECURITIES, INCLUDING U.S. GOVERNMENT OBLIGATIONS, BUT EXCLUDING DEBT SECURITIES MATURING IN 60 DAYS OR LESS, THE VALUATIONS ARE BASED ON THE LATEST QUOTED BID PRICES.

      SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE TRANSLATED INTO U.S. DOLLARS USING THE CLOSING RATES OF EXCHANGE IN EFFECT ON THE DAY OF VALUATION.

      MANY SECURITIES MARKETS AND EXCHANGES OUTSIDE THE U.S. CLOSE PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE AND THEREFORE MAY NOT FULLY REFLECT TRADING OR EVENTS THAT OCCUR AFTER THE CLOSE OF THE PRINCIPAL EXCHANGE IN WHICH THE FOREIGN INVESTMENTS ARE TRADED BUT BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE. IF SUCH TRADING OR EVENTS ARE EXPECTED TO MATERIALLY AFFECT THE VALUE OF THE INVESTMENTS, THEN THOSE INVESTMENTS ARE FAIR VALUED FOLLOWING PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. THESE PROCEDURES TAKE INTO ACCOUNT MULTIPLE FACTORS INCLUDING MOVEMENTS IN U.S. SECURITIES MARKETS AFTER FOREIGN EXCHANGES CLOSE. DEPENDING ON MARKET ACTIVITY, SUCH FAIR VALUATIONS MAY BE FREQUENT. IN LIGHT OF THE JUDGMENT INVOLVED IN FAIR VALUE DECISIONS, THERE CAN BE NO ASSURANCE THAT A FAIR VALUE ASSIGNED TO A PARTICULAR SECURITY IS ACCURATE. SUCH FAIR VALUE PRICING MAY RESULT IN NAVS THAT ARE HIGHER OR LOWER THAN NAVS BASED ON THE CLOSING PRICE OR LATEST QUOTED BID PRICE.

      DEBT SECURITIES MATURING IN 60 DAYS OR LESS GENERALLY ARE VALUED AT AMORTIZED COST. THE AMORTIZED COST METHOD INVOLVES VALUING A SECURITY AT ITS COST, PLUS ACCRETION OF DISCOUNT OR MINUS AMORTIZATION OF PREMIUM OVER THE PERIOD UNTIL MATURITY, WHICH APPROXIMATES MARKET VALUE.

      INVESTMENTS WHICH ARE NOT VALUED USING ANY OF THE METHODS DISCUSSED ABOVE ARE VALUED AT THEIR FAIR VALUE AS DETERMINED BY PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      SECURITIES TRANSACTIONS ARE RECORDED ON A TRADE DATE BASIS. REALIZED GAINS OR LOSSES ARE REPORTED ON THE BASIS OF IDENTIFIED COST OF SECURITIES DELIVERED. INTEREST INCOME IS ACCRUED DAILY AND BOND DISCOUNTS ARE ACCRETED AND PREMIUMS ARE AMORTIZED DAILY.

      DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE, EXCEPT FOR CERTAIN DIVIDENDS FROM FOREIGN SECURITIES, WHICH ARE RECORDED AS SOON AS THE FUND IS INFORMED OF THE EX-DIVIDEND DATE. DIVIDEND INCOME FROM FOREIGN SECURITIES IS RECORDED NET OF FOREIGN TAXES WITHHELD WHERE RECOVERY OF SUCH TAXES IS NOT ASSURED.

OTHER

FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                               VALUE
COMMON STOCKS - 86.65%

APPAREL & ACCESSORY STORES - 4.44%
       1,650,000  GAP INCORPORATED                                                                      $    29,848,500
       1,050,000  NORDSTROM INCORPORATED                                                                     43,806,000
       1,060,000  URBAN OUTFITTERS INCORPORATED+                                                             28,948,600

                                                                                                            102,603,100
                                                                                                        ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.76%
       1,825,000  AUTONATION INCORPORATED+                                                                   40,679,250
                                                                                                        ---------------

BUSINESS SERVICES - 11.80%
       1,965,000  CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                     34,701,900
       1,890,000  CNET NETWORKS INCORPORATED+                                                                28,387,800
         540,000  COMPUTER SCIENCES CORPORATION+<<                                                           27,378,000
       1,330,000  IMS HEALTH INCORPORATED<<                                                                  32,718,000
       3,095,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                               31,259,500
         334,000  OMNICOM GROUP INCORPORATED                                                                 27,317,860
       1,725,000  RED HAT INCORPORATED+                                                                      49,938,750
       1,700,000  UNISYS CORPORATION+                                                                        11,373,000
       1,255,000  VERISIGN INCORPORATED+                                                                     29,806,250

                                                                                                            272,881,060
                                                                                                        ---------------

CHEMICALS & ALLIED PRODUCTS - 3.04%
         639,500  ALBERTO-CULVER COMPANY CLASS B                                                             28,329,850
         795,000  PRAXAIR INCORPORATED                                                                       41,880,600

                                                                                                             70,210,450
                                                                                                        ---------------

COMMUNICATIONS - 5.18%
       1,460,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                35,916,000
       1,145,000  COMCAST CORPORATION CLASS A+<<                                                             31,739,400
       1,780,000  DIRECTV GROUP INCORPORATED+                                                                24,617,400
         540,300  UNITED STATES CELLULAR CORPORATION+                                                        27,501,270

                                                                                                            119,774,070
                                                                                                        ---------------

DEPOSITORY INSTITUTIONS - 1.05%
         760,000  BANK OF NEW YORK COMPANY INCORPORATED                                                      24,175,600
                                                                                                        ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.40%
       1,355,000  NISOURCE INCORPORATED                                                                      27,818,150
         875,000  WASTE MANAGEMENT INCORPORATED                                                              27,632,500

                                                                                                             55,450,650
                                                                                                        ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.98%
       6,500,000  ARM HOLDINGS PLC+                                                                          15,321,732
       2,550,000  CELESTICA INCORPORATED+<<                                                                  25,449,000
         980,000  MICRON TECHNOLOGY INCORPORATED+                                                            14,386,400
       1,404,000  MOLEX INCORPORATED CLASS A                                                                 38,792,520
       3,970,000  SANMINA-SCI CORPORATION+                                                                   16,713,700
       1,740,000  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                     27,544,200

                                                                                                            138,207,552
                                                                                                        ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.55%
       1,140,000  ACCENTURE LIMITED CLASS A                                                                  35,944,200
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                               VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.11%
         305,000  ILLINOIS TOOL WORKS INCORPORATED                                                      $    25,708,450
                                                                                                        ---------------

FOOD & KINDRED PRODUCTS - 0.55%
         650,000  COCA-COLA ENTERPRISES INCORPORATED                                                         12,831,000
                                                                                                        ---------------

FORESTRY - 1.31%
         435,000  WEYERHAEUSER COMPANY                                                                       30,345,600
                                                                                                        ---------------

GENERAL MERCHANDISE STORES - 3.00%
         600,000  TARGET CORPORATION                                                                         32,850,000
       1,430,000  TJX COMPANIES INCORPORATED                                                                 36,507,900

                                                                                                             69,357,900
                                                                                                        ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.29%
         795,000  BED BATH & BEYOND INCORPORATED+                                                            29,740,950
                                                                                                        ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.36%
         650,000  AMERICAN STANDARD COMPANIES INCORPORATED                                                   23,400,000
       1,080,000  PALL CORPORATION                                                                           31,104,000

                                                                                                             54,504,000
                                                                                                        ---------------

INSURANCE CARRIERS - 6.17%
         535,000  ACE LIMITED                                                                                29,291,250
         365,000  AMBAC FINANCIAL GROUP INCORPORATED                                                         28,035,650
         403,000  MGIC INVESTMENT CORPORATION                                                                26,602,030
         630,000  RENAISSANCERE HOLDINGS LIMITED                                                             28,545,300
         447,000  XL CAPITAL LIMITED CLASS A                                                                 30,244,020

                                                                                                            142,718,250
                                                                                                        ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.18%
         785,000  BIOMET INCORPORATED                                                                        29,680,850
         527,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                            35,240,490
         755,000  WATERS CORPORATION+                                                                        31,672,250

                                                                                                             96,593,590
                                                                                                        ---------------

METAL MINING - 1.46%
         450,000  BARRICK GOLD CORPORATION<<%%                                                               14,157,000
         305,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                        19,596,250

                                                                                                             33,753,250
                                                                                                        ---------------

MISCELLANEOUS RETAIL - 1.45%
       1,410,000  STAPLES INCORPORATED                                                                       33,431,100
                                                                                                        ---------------

MOTION PICTURES - 1.12%
       3,088,000  LIBERTY MEDIA CORPORATION CLASS A+<<                                                       25,815,680
                                                                                                        ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.76%
       1,705,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                  40,579,000
                                                                                                        ---------------

OIL & GAS EXTRACTION - 13.10%
         646,000  APACHE CORPORATION                                                                         48,792,380
         595,000  DEVON ENERGY CORPORATION<<                                                                 40,584,950
         810,000  ENSCO INTERNATIONAL INCORPORATED                                                           41,407,200
       1,060,000  GLOBALSANTAFE CORPORATION<<                                                                64,713,000
         410,000  TRANSOCEAN INCORPORATED+<<                                                                 33,271,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                               VALUE
OIL & GAS EXTRACTION (CONTINUED)
       1,655,000  WEATHERFORD INTERNATIONAL LIMITED+                                                    $     74,110,900

                                                                                                             302,879,930
                                                                                                        ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.41%
         634,000  E.W. SCRIPPS COMPANY CLASS A                                                                30,647,560
         865,000  TRIBUNE COMPANY                                                                             25,093,650

                                                                                                              55,741,210
                                                                                                        ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.07%
       1,225,000  TD AMERITRADE HOLDING CORPORATION+                                                          24,794,000
                                                                                                        ----------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.97%
         989,000  ASML HOLDING NV NEW YORK REGISTERED SHARES+<<                                               22,341,510
                                                                                                        ----------------

TEXTILE MILL PRODUCTS - 1.26%
         342,000  MOHAWK INDUSTRIES INCORPORATED+                                                             29,083,680
                                                                                                        ----------------

TRANSPORTATION EQUIPMENT - 1.31%
         410,000  MAGNA INTERNATIONAL INCORPORATED CLASS A<<                                                  30,340,000
                                                                                                        ----------------

TRANSPORTATION SERVICES - 1.51%
       1,340,000  EXPEDIA INCORPORATED+                                                                       34,866,800
                                                                                                        ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.26%
         360,000  NIKE INCORPORATED CLASS B                                                                   29,142,000
                                                                                                        ----------------

WHOLESALE TRADE-DURABLE GOODS - 0.80%
         261,900  W.W. GRAINGER INCORPORATED                                                                  18,576,567
                                                                                                        ----------------

TOTAL COMMON STOCKS (COST $1,443,155,169)                                                                  2,003,070,399
                                                                                                        ----------------

INVESTMENT COMPANIES - 0.64%
         185,000  ISHARES NASDAQ BIOTECH INDEX FUND                                                           14,896,200

TOTAL INVESTMENT COMPANIES (COST $14,432,534)                                                                 14,896,200
                                                                                                        ----------------

INVESTMENT COMPANIES - 4.25%

STOCK FUNDS - 4.25%
         125,000  BIOTECH HOLDRS TRUST                                                                        24,388,750
         600,000  ISHARES S&P SMALLCAP 600 INDEX FUND                                                         37,482,000
         255,000  MIDCAP SPDR TRUST SERIES 1                                                                  36,273,750

                                                                                                              98,144,500
                                                                                                        ----------------

TOTAL INVESTMENT COMPANIES (COST $72,487,035)                                                                 98,144,500
                                                                                                        ----------------
CONTRACTS                                                        STRIKE PRICE   EXPIRATION DATE

OPTIONS - 0.06%
         9,945  CNET NETWORKS INCORPORATED PUT+                      $15.00         04/22/2006                 1,093,950
         1,700  RED HAT INCORPORATED PUT+                             25.00         03/18/2006                    68,000
           450  RED HAT INCORPORATED PUT+                             30.00         03/18/2006                   105,750

TOTAL OPTIONS (PREMIUMS RECEIVED $1,743,363)                                                                   1,267,700
                                                                                                        ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE
RIGHTS - 0.00%
         566,000  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                   $             0

TOTAL RIGHTS (COST $0)                                                                                                          0
                                                                                                                  ---------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
US TREASURY SECURITIES - 0.12%

US TREASURY BILLS - 0.12%
$      1,400,000  US TREASURY BILL^                                                    4.25%      04/20/2006            1,387,040
       1,300,000  US TREASURY BILL^                                                    4.25       04/20/2006            1,287,966

                                                                                                                        2,675,006
                                                                                                                  ---------------

TOTAL US TREASURY SECURITIES (COST $2,675,160)                                                                          2,675,006
                                                                                                                  ---------------
SHARES

COLLATERAL FOR SECURITIES LENDING - 7.94%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.36%
       3,174,234  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                3,174,234
       5,123,589  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       5,123,589

                                                                                                                        8,297,823
                                                                                                                  ---------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 7.58%
$        744,118  AMERICAN GENERAL FINANCE+++/-                                        4.47       03/15/2007              744,393
       3,022,192  AMSTERDAM FUNDING CORPORATION                                        4.36       02/02/2006            3,021,830
         826,797  APRECO LLC                                                           4.49       03/15/2006              822,448
         309,801  APRECO LLC++                                                         4.65       05/15/2006              305,733
         639,941  AQUIFER FUNDING LIMITED++                                            4.38       02/06/2006              639,538
       2,066,993  AQUIFER FUNDING LIMITED++                                            4.37       02/07/2006            2,065,443
       1,490,054  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.53       02/13/2006            1,487,819
       1,020,268  ATLANTIC ASSET SECURITIZATION CORPORATION++                          4.52       02/15/2006            1,018,482
         992,157  ATLAS CAPITAL FUNDING LIMITED                                        4.65       05/15/2006              979,130
       2,066,993  ATLAS CAPITAL FUNDING LIMITED+++/-                                   4.51       10/20/2006            2,066,993
         330,719  ATOMIUM FUNDING CORPORATION++                                        4.56       04/12/2006              327,785
         496,078  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $496,141)                                            4.55       02/01/2006              496,078
         286,816  BETA FINANCE INCORPORATED SERIES MTN+/-                              4.60       06/02/2006              286,893
       4,927,712  BHP BILLITON FINANCE (USA) LIMITED (GUARANTOR BHP)                   4.48       02/01/2006            4,927,712
       4,373,758  BUCKINGHAM CDO LLC                                                   4.34       02/03/2006            4,372,664
       2,066,993  BUCKINGHAM II CDO LLC++                                              4.39       02/09/2006            2,064,926
         830,022  BUCKINGHAM II CDO LLC                                                4.55       02/27/2006              827,333
       2,602,841  CAIRN HIGH GRADE FUNDING I                                           4.52       02/01/2006            2,602,841
       1,157,516  CAIRN HIGH GRADE FUNDING I                                           4.52       02/06/2006            1,156,787
       4,464,706  CAIRN HIGH GRADE FUNDING I                                           4.52       02/08/2006            4,460,777
       1,364,546  CANCARA ASSET SECURITIZATION LIMITED                                 4.52       02/07/2006            1,363,523
         274,497  CANCARA ASSET SECURITIZATION LIMITED                                 4.53       02/15/2006              274,016
         406,784  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52       02/03/2006              406,683
       2,105,026  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/21/2006            2,099,763
         826,797  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56       02/24/2006              824,424
       1,403,737  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49       03/13/2006            1,396,704
         432,498  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50       03/14/2006              430,275
         767,681  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53       04/05/2006              761,555
         146,839  CHARIOT FUNDING LLC++                                                4.47       02/15/2006              146,582
       2,315,033  CHARTA LLC                                                           4.28       02/13/2006            2,311,560
       1,405,555  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.36       02/05/2007            1,405,555
       2,935,131  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.38       02/07/2007            2,935,131

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      3,307,189  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.43%      02/13/2007      $    3,307,189
       2,563,072  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55       05/04/2006           2,556,562
         227,700  CULLINAN FINANCE CORPORATION++                                       4.46       02/15/2006             227,302
       2,066,993  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38       11/15/2006           2,067,221
       1,653,595  DEER VALLEY FUNDING LLC                                              4.54       04/10/2006           1,639,357
      24,803,920  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $24,807,020)                                         4.50       02/01/2006          24,803,920
         107,484  DNB NOR BANK ASA                                                     4.39       02/22/2006             107,202
       1,193,565  EIFFEL FUNDING LLC                                                   4.50       02/01/2006           1,193,565
       2,397,712  EUREKA SECURITIZATION INCORPORATED                                   4.40       02/08/2006           2,395,602
       1,866,660  GALAXY FUNDING INCORPORATED                                          4.51       02/01/2006           1,866,660
          90,948  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45       02/01/2006              90,948
      24,803,920  GOLDMAN REPURCHASE AGREEMENT
                  (MATURITY VALUE $24,807,020)                                         4.50       02/01/2006          24,803,920
       4,133,987  GOLDMAN SACHS & COMPANY                                              4.53       02/02/2006           4,133,491
       1,984,314  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60       06/30/2006           1,984,314
       2,066,993  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49       02/15/2006           2,063,376
       1,322,876  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66       06/06/2006           1,322,876
         107,484  K2 (USA) LLC++                                                       4.66       05/02/2006             106,258
         382,394  K2 (USA) LLC SERIES MTN+/-                                           4.59       07/24/2006             382,520
       1,240,196  KAUPTHING BANK HF SERIES MTN+/-                                      4.55       03/20/2007           1,240,072
         122,614  KLIO II FUNDING CORPORATION                                          4.53       03/16/2006             121,953
         539,155  KLIO III FUNDING CORPORATION++                                       4.56       02/24/2006             537,607
         661,438  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55       03/16/2006             661,438
       1,902,874  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50       02/01/2006           1,902,874
         518,485  LEXINGTON PARKER CAPITAL CORPORATION++                               4.55       02/03/2006             518,355
          82,680  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65       05/02/2006              81,737
       2,066,993  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53       05/26/2006           2,067,283
          99,216  LIBERTY STREET FUNDING CORPORATION++                                 4.51       02/21/2006              98,968
         103,019  LIBERTY STREET FUNDING CORPORATION                                   4.58       03/22/2006             102,383
         956,026  LINKS FINANCE LLC SERIES MTN$+/-                                     4.46       03/15/2006             956,016
         165,359  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40       09/12/2006             165,355
       1,240,196  LIQUID FUNDING LIMITED+++/-                                          4.36       03/03/2006           1,240,196
       1,901,634  LIQUID FUNDING LIMITED+++/-                                          4.44       08/14/2006           1,901,634
       1,240,196  MORGAN STANLEY+/-                                                    4.58       03/13/2006           1,240,196
       2,480,392  MORGAN STANLEY+/-                                                    4.57       10/10/2006           2,480,392
         382,394  MORGAN STANLEY SERIES EXL+/-                                         4.50       03/15/2007             382,493
       4,051,307  NATEXIS BANQUE POPULAIRES                                            4.30       02/01/2006           4,051,307
          82,680  NATIONWIDE BUILDING SOC+++/-                                         4.74       07/21/2006              82,751
       3,870,817  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37       02/07/2006           3,867,914
         124,020  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46       02/09/2006             123,896
       4,361,356  NORTHERN ROCK PLC+++/-                                               4.63       04/21/2006           4,361,574
       4,133,987  NORTHERN ROCK PLC+++/-                                               4.40       03/05/2007           4,133,491
       2,852,451  OLD LINE FUNDING CORPORATION                                         4.30       02/01/2006           2,852,451
       2,315,033  PREMIUM ASSET TRUST 2001-2+++/-                                      4.87       03/28/2006           2,315,704
         334,440  RACERS TRUST 2004+++/-                                               4.51       08/22/2006             334,456
         275,489  RANGER FUNDING CORPORATION                                           4.37       02/02/2006             275,456
         421,667  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/01/2006             421,667
         198,431  SOCIETE GENERALE NORTH AMERICA                                       4.45       02/03/2006             198,382
         956,026  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59       10/25/2006             956,341
         477,972  TRAVELERS INSURANCE COMPANY+/-                                       4.52       02/10/2006             477,962
       2,066,993  UNICREDITO ITALIANO SERIES YCD+/-                                    4.47       04/03/2006           2,066,993
       2,593,167  UNITEDHEALTH GROUP INCORPORATED                                      4.32       02/01/2006           2,593,167
       2,066,993  WHITE PINE FINANCE LLC SERIES MTN+/-                                 4.39       07/17/2006           2,066,993
       1,984,314  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.53       06/12/2006           1,984,631
         248,039  WINDMILL FUNDING CORPORATION                                         4.55       02/03/2006             247,977
       2,013,334  YORKTOWN CAPITAL LLC                                                 4.32       02/02/2006           2,013,093

                                                                                                                     175,208,817
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $183,506,640)                                                          183,506,640
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
SHORT-TERM INVESTMENTS - 8.00%
     184,962,629  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                $    184,962,629
                                                                                                             ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $184,962,629)                                                                  184,962,629
                                                                                                             ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,902,962,530)*                                   107.66%                                             $  2,488,523,074

OTHER ASSETS AND LIABILITIES, NET                         (7.66)                                                 (176,964,466)
                                                        -------                                              ----------------

TOTAL NET ASSETS                                         100.00%                                             $  2,311,558,608
                                                        -------                                              ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $184,962,629.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                           STRIKE PRICE    EXPIRATION DATE                 VALUE
WRITTEN OPTIONS - (0.09%)
        (9,945) CNET NETWORKS INCORPORATED CALL+                       $15.00          04/22/2006            $     (1,193,400)
          (450) RED HAT INCORPORATED CALL+                              30.00          03/18/2006                     (58,500)
        (1,700) RED HAT INCORPORATED CALL+                              25.00          03/18/2006                    (748,000)

TOTAL WRITTEN OPTIONS (PREMIUMS PAID $2,150,315)                                                             $     (1,999,900)
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      INVESTMENTS IN SECURITIES ARE VALUED EACH BUSINESS DAY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE, WHICH IS USUALLY 4:00 P.M. (EASTERN TIME). SECURITIES WHICH ARE TRADED ON A NATIONAL OR FOREIGN SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALES PRICE. SECURITIES LISTED ON THE NASDAQ STOCK MARKET, INC. ARE VALUED AT THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP"), AND IF NO NOCP IS AVAILABLE, THEN AT THE LAST REPORTED SALES PRICE. IN THE ABSENCE OF ANY SALE OF SUCH SECURITIES, AND IN THE CASE OF OTHER SECURITIES, INCLUDING U.S. GOVERNMENT OBLIGATIONS, BUT EXCLUDING DEBT SECURITIES MATURING IN 60 DAYS OR LESS, THE VALUATIONS ARE BASED ON THE LATEST QUOTED BID PRICES.

      SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE TRANSLATED INTO U.S. DOLLARS USING THE CLOSING RATES OF EXCHANGE IN EFFECT ON THE DAY OF VALUATION.

      MANY SECURITIES MARKETS AND EXCHANGES OUTSIDE THE U.S. CLOSE PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE AND THEREFORE MAY NOT FULLY REFLECT TRADING OR EVENTS THAT OCCUR AFTER THE CLOSE OF THE PRINCIPAL EXCHANGE IN WHICH THE FOREIGN INVESTMENTS ARE TRADED BUT BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE. IF SUCH TRADING OR EVENTS ARE EXPECTED TO MATERIALLY AFFECT THE VALUE OF THE INVESTMENTS, THEN THOSE INVESTMENTS ARE FAIR VALUED FOLLOWING PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. THESE PROCEDURES TAKE INTO ACCOUNT MULTIPLE FACTORS INCLUDING MOVEMENTS IN U.S. SECURITIES MARKETS AFTER FOREIGN EXCHANGES CLOSE. DEPENDING ON MARKET ACTIVITY, SUCH FAIR VALUATIONS MAY BE FREQUENT. IN LIGHT OF THE JUDGMENT INVOLVED IN FAIR VALUE DECISIONS, THERE CAN BE NO ASSURANCE THAT A FAIR VALUE ASSIGNED TO A PARTICULAR SECURITY IS ACCURATE. SUCH FAIR VALUE PRICING MAY RESULT IN NAVS THAT ARE HIGHER OR LOWER THAN NAVS BASED ON THE CLOSING PRICE OR LATEST QUOTED BID PRICE.

      DEBT SECURITIES MATURING IN 60 DAYS OR LESS GENERALLY ARE VALUED AT AMORTIZED COST. THE AMORTIZED COST METHOD INVOLVES VALUING A SECURITY AT ITS COST, PLUS ACCRETION OF DISCOUNT OR MINUS AMORTIZATION OF PREMIUM OVER THE PERIOD UNTIL MATURITY, WHICH APPROXIMATES MARKET VALUE.

      INVESTMENTS WHICH ARE NOT VALUED USING ANY OF THE METHODS DISCUSSED ABOVE ARE VALUED AT THEIR FAIR VALUE AS DETERMINED BY PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      SECURITIES TRANSACTIONS ARE RECORDED ON A TRADE DATE BASIS. REALIZED GAINS OR LOSSES ARE REPORTED ON THE BASIS OF IDENTIFIED COST OF SECURITIES DELIVERED. INTEREST INCOME IS ACCRUED DAILY AND BOND DISCOUNTS ARE ACCRETED AND PREMIUMS ARE AMORTIZED DAILY.

      DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE, EXCEPT FOR CERTAIN DIVIDENDS FROM FOREIGN SECURITIES, WHICH ARE RECORDED AS SOON AS THE FUND IS INFORMED OF THE EX-DIVIDEND DATE. DIVIDEND INCOME FROM FOREIGN SECURITIES IS RECORDED NET OF FOREIGN TAXES WITHHELD WHERE RECOVERY OF SUCH TAXES IS NOT ASSURED.

OTHER

FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 96.32%

AGRICULTURAL PRODUCTION CROPS - 2.97%
         305,000  DELTA & PINE LAND COMPANY                                                                   $      7,179,700
                                                                                                              ----------------

AMUSEMENT & RECREATION SERVICES - 6.37%
         905,000  LAKES ENTERTAINMENT INCORPORATED+                                                                  9,050,000
         422,800  WESTWOOD ONE INCORPORATED                                                                          6,337,772

                                                                                                                    15,387,772
                                                                                                              ----------------

APPAREL & ACCESSORY STORES - 0.37%
          58,000  SYMS CORPORATION                                                                                     897,260
                                                                                                              ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.83%
          22,700  RUSSELL CORPORATION                                                                                  346,856
         100,000  TOMMY HILFIGER CORPORATION+                                                                        1,650,000

                                                                                                                     1,996,856
                                                                                                              ----------------

BUSINESS SERVICES - 2.55%
         305,200  CIBER INCORPORATED+                                                                                1,916,656
         255,000  OPEN TEXT CORPORATION+                                                                             4,225,350
           4,000  S1 CORPORATION+                                                                                       16,680

                                                                                                                     6,158,686
                                                                                                              ----------------

CHEMICALS & ALLIED PRODUCTS - 3.32%
         190,000  ANGIOTECH PHARMACEUTICALS INCORPORATED+                                                            2,390,200
             700  CAMBREX CORPORATION                                                                                   15,477
         138,000  IMCLONE SYSTEMS INCORPORATED+                                                                      4,972,140
           2,000  LUBRIZOL CORPORATION                                                                                  91,480
             772  MGI PHARMA INCORPORATED+                                                                              12,869
         325,900  XOMA LIMITED+<<                                                                                      540,994

                                                                                                                     8,023,160
                                                                                                              ----------------

COMMUNICATIONS - 9.89%
         550,000  CUMULUS MEDIA INCORPORATED CLASS A+                                                                7,265,500
           8,000  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                            142,320
         585,000  MASTEC INCORPORATED+                                                                               7,049,250
         161,000  RADIO ONE INCORPORATED CLASS D+                                                                    1,764,560
         375,000  REGENT COMMUNICATIONS INCORPORATED+                                                                1,863,750
       1,025,400  SPANISH BROADCASTING SYSTEM INCORPORATED+                                                          5,803,764

                                                                                                                    23,889,144
                                                                                                              ----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.36%
         285,000  COMFORT SYSTEMS USA INCORPORATED                                                                   2,995,350
           9,800  LAYNE CHRISTENSEN COMPANY+                                                                           295,470

                                                                                                                     3,290,820
                                                                                                              ----------------

DEPOSITORY INSTITUTIONS - 0.44%
           7,900  ACE CASH EXPRESS INCORPORATED+                                                                       207,612
           3,800  CITIZENS FIRST BANCORP INCORPORATED                                                                   97,569
           1,300  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                              17,550
          22,340  FIRST FINANCIAL BANCORP                                                                              395,194
           3,000  FIRST INDIANA CORPORATION                                                                            100,290
           3,800  NBT BANCORP INCORPORATED                                                                              87,970
             600  PEOPLES BANCORP INCORPORATED                                                                          17,820

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
           2,200  UMB FINANCIAL CORPORATION                                                                   $        148,192

                                                                                                                     1,072,197
                                                                                                              ----------------

EATING & DRINKING PLACES - 1.04%
         239,200  BUCA INCORPORATED+                                                                                 1,432,808
         107,000  RUBIO'S RESTAURANTS INCORPORATED+                                                                  1,086,050

                                                                                                                     2,518,858
                                                                                                              ----------------

ELECTRIC, GAS & SANITARY SERVICES - 5.11%
         154,400  CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                        2,062,784
          25,000  CLEAN HARBORS INCORPORATED+                                                                          674,000
           9,600  IDACORP INCORPORATED                                                                                 303,936
         185,000  KEYSPAN CORPORATION                                                                                6,645,200
           5,800  OTTER TAIL CORPORATION                                                                               177,480
         419,700  PLUG POWER INCORPORATED+                                                                           2,497,215

                                                                                                                    12,360,615
                                                                                                              ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.85%
       1,255,000  C-COR INCORPORATED+                                                                                8,019,450
         500,000  FUELCELL ENERGY INCORPORATED+                                                                      5,405,000
         286,700  MERCURY COMPUTER SYSTEMS INCORPORATED+<<                                                           5,550,512

                                                                                                                    18,974,962
                                                                                                              ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.93%
       1,173,700  DIVERSA CORPORATION+                                                                               6,326,243
          60,000  TRIMERIS INCORPORATED+                                                                               753,600

                                                                                                                     7,079,843
                                                                                                              ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.51%
          31,000  VALMONT INDUSTRIES INCORPORATED<<                                                                  1,241,550
                                                                                                              ----------------

FOOD & KINDRED PRODUCTS - 8.51%
         125,000  CAL-MAINE FOODS INCORPORATED                                                                         862,500
         210,000  COCA-COLA ENTERPRISES INCORPORATED                                                                 4,145,400
         600,000  DEL MONTE FOODS COMPANY                                                                            6,414,000
         175,000  GALAXY NUTRITIONAL FOODS INCORPORATED+                                                               224,000
         575,000  HERCULES INCORPORATED+                                                                             6,733,250
         177,300  MONTEREY GOURMET FOODS INCORPORATED+                                                                 695,016
          30,500  TASTY BAKING COMPANY                                                                                 237,900
         712,500  VERMONT PURE HOLDINGS LIMITED+                                                                     1,261,125

                                                                                                                    20,573,191
                                                                                                              ----------------

FOOD STORES - 0.95%
         190,000  WILD OATS MARKETS INCORPORATED+                                                                    2,297,100
                                                                                                              ----------------

HEALTH SERVICES - 3.17%
       2,000,000  HOOPER HOLMES INCORPORATED                                                                         7,000,000
         234,200  RADIOLOGIX INCORPORATED+                                                                             653,418

                                                                                                                     7,653,418
                                                                                                              ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.96%
         230,600  MTR GAMING GROUP INCORPORATED+                                                                     2,322,142
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.33%
         120,000  AGCO CORPORATION+                                                                           $      2,161,200
           1,000  FMC TECHNOLOGIES INCORPORATED+<<                                                                      51,820
         635,000  INFOCUS CORPORATION+                                                                               2,476,500
          13,600  PLANAR SYSTEMS INCORPORATED+                                                                         187,952
          49,800  ROBBINS & MYERS INCORPORATED                                                                       1,174,284
           6,000  TENNANT COMPANY                                                                                      325,200
         465,000  ULTRATECH INCORPORATED+                                                                            8,928,000

                                                                                                                    15,304,956
                                                                                                              ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.36%
         505,100  CRAWFORD & COMPANY CLASS A (NON-VOTING)                                                            3,283,150
                                                                                                              ----------------

INSURANCE CARRIERS - 5.03%
         175,000  OHIO CASUALTY CORPORATION                                                                          5,274,500
         279,700  SCOTTISH RE GROUP LIMITED                                                                          6,886,214

                                                                                                                    12,160,714
                                                                                                              ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 10.47%
          95,200  HERLEY INDUSTRIES INCORPORATED+                                                                    1,663,144
       1,141,900  ORTHOLOGIC CORPORATION+                                                                            6,554,506
         113,000  VITAL SIGNS INCORPORATED<<                                                                         5,798,030
       1,905,000  VIVUS INCORPORATED+<<                                                                              6,343,650
         180,000  ZOLL MEDICAL CORPORATION+                                                                          4,932,000

                                                                                                                    25,291,330
                                                                                                              ----------------

METAL MINING - 0.11%
           4,000  GLAMIS GOLD LIMITED+<<                                                                               127,880
           2,000  GOLD FIELDS LIMITED ADR                                                                               47,160
           3,000  GOLDCORP INCORPORATED<<                                                                               82,080

                                                                                                                       257,120
                                                                                                              ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.43%
         115,000  LYDALL INCORPORATED+                                                                               1,035,000
                                                                                                              ----------------

MOTION PICTURES - 2.17%
         400,000  NEW FRONTIER MEDIA INCORPORATED+                                                                   2,676,000
         346,100  WPT ENTERPRISES INCORPORATED+                                                                      2,574,984

                                                                                                                     5,250,984
                                                                                                              ----------------

MUTUAL FUND - 1.06%
          85,000  SCHOLASTIC CORPORATION+                                                                            2,554,250
                                                                                                              ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.07%
           3,600  FINANCIAL FEDERAL CORPORATION                                                                        161,100
                                                                                                              ----------------

OIL & GAS EXTRACTION - 3.29%
         480,000  HANOVER COMPRESSOR COMPANY+                                                                        7,948,800
                                                                                                              ----------------

PAPER & ALLIED PRODUCTS - 0.38%
          97,400  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                   917,508
                                                                                                              ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.06%
           2,000  PLAYBOY ENTERPRISES INCORPORATED CLASS B (NON-VOTING)+                                                29,880

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
         463,000  READER'S DIGEST ASSOCIATION INCORPORATED                                                    $      7,357,070

                                                                                                                     7,386,950
                                                                                                              ----------------

RETAIL, TRADE & SERVICES - 0.10%
          17,000  STRIDE RITE CORPORATION                                                                              245,990
                                                                                                              ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 3.00%
         218,000  CABOT MICROELECTRONICS CORPORATION+                                                                7,239,780
                                                                                                              ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.33%
         102,700  BIOSCRIP INCORPORATED+                                                                               790,790
             500  GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+                                                          19,150

                                                                                                                       809,940
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $212,943,335)                                                                            232,764,846
                                                                                                              ----------------

PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 0.34%

US TREASURY BILLS - 0.34%
$        190,000  US TREASURY BILL^                                               4.27%       04/27/2006               188,077
         630,000  US TREASURY BILL^                                               4.33        04/27/2006               623,624

                                                                                                                       811,701
                                                                                                              ----------------

TOTAL US TREASURY SECURITIES (COST $811,644)                                                                           811,701
                                                                                                              ----------------
SHARES

COLLATERAL FOR SECURITIES LENDING - 3.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.15%
         135,449  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               135,449
         218,631  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      218,631

                                                                                                                       354,080
                                                                                                              ----------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 3.09%
$         31,753  AMERICAN GENERAL FINANCE+++/-                                   4.47        03/15/2007                31,764
         128,961  AMSTERDAM FUNDING CORPORATION                                   4.36        02/02/2006               128,946
          35,281  APRECO LLC                                                      4.49        03/15/2006                35,095
          13,220  APRECO LLC++                                                    4.65        05/15/2006                13,046
          27,307  AQUIFER FUNDING LIMITED++                                       4.38        02/06/2006                27,290
          88,202  AQUIFER FUNDING LIMITED++                                       4.37        02/07/2006                88,135
          63,583  ATLANTIC ASSET SECURITIZATION CORPORATION                       4.53        02/13/2006                63,487
          43,536  ATLANTIC ASSET SECURITIZATION CORPORATION++                     4.52        02/15/2006                43,460
          42,337  ATLAS CAPITAL FUNDING LIMITED                                   4.65        05/15/2006                41,781
          88,202  ATLAS CAPITAL FUNDING LIMITED+++/-                              4.51        10/20/2006                88,202
          14,112  ATOMIUM FUNDING CORPORATION++                                   4.56        04/12/2006                13,987
          21,168  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $21,171)                                        4.55        02/01/2006                21,168
          12,239  BETA FINANCE INCORPORATED SERIES MTN+/-                         4.60        06/02/2006                12,242
         210,272  BHP BILLITON FINANCE (USA) LIMITED (GUARANTOR BHP)              4.48        02/01/2006               210,272
         186,634  BUCKINGHAM CDO LLC                                              4.34        02/03/2006               186,588
          88,202  BUCKINGHAM II CDO LLC++                                         4.39        02/09/2006                88,113
          35,418  BUCKINGHAM II CDO LLC                                           4.55        02/27/2006                35,303
         111,067  CAIRN HIGH GRADE FUNDING I                                      4.52        02/01/2006               111,067
          49,393  CAIRN HIGH GRADE FUNDING I                                      4.52        02/06/2006                49,362

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        190,515  CAIRN HIGH GRADE FUNDING I                                           4.52%        02/08/2006     $      190,348
          58,227  CANCARA ASSET SECURITIZATION LIMITED                                 4.52         02/07/2006             58,183
          11,713  CANCARA ASSET SECURITIZATION LIMITED                                 4.53         02/15/2006             11,693
          17,358  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.52         02/03/2006             17,354
          89,824  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56         02/21/2006             89,600
          35,281  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.56         02/24/2006             35,179
          59,899  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.49         03/13/2006             59,599
          18,455  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.50         03/14/2006             18,360
          32,758  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.53         04/05/2006             32,497
           6,266  CHARIOT FUNDING LLC++                                                4.47         02/15/2006              6,255
          98,786  CHARTA LLC                                                           4.28         02/13/2006             98,638
          59,977  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.36         02/05/2007             59,977
         125,246  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.38         02/07/2007            125,246
         141,122  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      4.43         02/13/2007            141,122
         109,370  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.55         05/04/2006            109,092
           9,716  CULLINAN FINANCE CORPORATION++                                       4.46         02/15/2006              9,699
          88,202  CULLINAN FINANCE CORPORATION SERIES MTN+/-                           4.38         11/15/2006             88,211
          70,561  DEER VALLEY FUNDING LLC                                              4.54         04/10/2006             69,954
       1,058,418  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,058,550)                                          4.50         02/01/2006          1,058,418
           4,586  DNB NOR BANK ASA                                                     4.39         02/22/2006              4,574
          50,931  EIFFEL FUNDING LLC                                                   4.50         02/01/2006             50,931
         102,314  EUREKA SECURITIZATION INCORPORATED                                   4.40         02/08/2006            102,224
          79,653  GALAXY FUNDING INCORPORATED                                          4.51         02/01/2006             79,653
           3,881  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.45         02/01/2006              3,881
       1,058,418  GOLDMAN REPURCHASE AGREEMENT
                  (MATURITY VALUE $1,058,550)                                          4.50         02/01/2006          1,058,418
         176,403  GOLDMAN SACHS & COMPANY                                              4.53         02/02/2006            176,382
          84,673  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.60         06/30/2006             84,674
          88,202  ING AMERICA INSURANCE HOLDINGS INCORPORATED                          4.49         02/15/2006             88,047
          56,449  ING USA ANNUITY & LIFE INSURANCE+/-                                  4.66         06/06/2006             56,449
           4,586  K2 (USA) LLC++                                                       4.66         05/02/2006              4,534
          16,317  K2 (USA) LLC SERIES MTN+/-                                           4.59         07/24/2006             16,323
          52,921  KAUPTHING BANK HF SERIES MTN+/-                                      4.55         03/20/2007             52,916
           5,232  KLIO II FUNDING CORPORATION                                          4.53         03/16/2006              5,204
          23,006  KLIO III FUNDING CORPORATION++                                       4.56         02/24/2006             22,940
          28,224  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             4.55         03/16/2006             28,225
          81,198  LEXINGTON PARKER CAPITAL CORPORATION                                 4.50         02/01/2006             81,198
          22,124  LEXINGTON PARKER CAPITAL CORPORATION++                               4.55         02/03/2006             22,119
           3,528  LEXINGTON PARKER CAPITAL CORPORATION                                 4.65         05/02/2006              3,488
          88,202  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.53         05/26/2006             88,214
           4,234  LIBERTY STREET FUNDING CORPORATION++                                 4.51         02/21/2006              4,223
           4,396  LIBERTY STREET FUNDING CORPORATION                                   4.58         03/22/2006              4,369
          40,795  LINKS FINANCE LLC SERIES MTN$+/-                                     4.46         03/15/2006             40,795
           7,056  LINKS FINANCE LLC SERIES MTN1+/-                                     4.40         09/12/2006              7,056
          52,921  LIQUID FUNDING LIMITED+++/-                                          4.36         03/03/2006             52,921
          81,145  LIQUID FUNDING LIMITED+++/-                                          4.44         08/14/2006             81,145
          52,921  MORGAN STANLEY+/-                                                    4.58         03/13/2006             52,921
         105,842  MORGAN STANLEY+/-                                                    4.57         10/10/2006            105,842
          16,317  MORGAN STANLEY SERIES EXL+/-                                         4.50         03/15/2007             16,322
         172,875  NATEXIS BANQUE POPULAIRES                                            4.30         02/01/2006            172,875
           3,528  NATIONWIDE BUILDING SOC+++/-                                         4.74         07/21/2006              3,531
         165,173  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.37         02/07/2006            165,049
           5,292  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.46         02/09/2006              5,287
         186,105  NORTHERN ROCK PLC+++/-                                               4.63         04/21/2006            186,115
         176,403  NORTHERN ROCK PLC+++/-                                               4.40         03/05/2007            176,382
         121,718  OLD LINE FUNDING CORPORATION                                         4.30         02/01/2006            121,718
          98,786  PREMIUM ASSET TRUST 2001-2+++/-                                      4.87         03/28/2006             98,814
          14,271  RACERS TRUST 2004+++/-                                               4.51         08/22/2006             14,272
          11,756  RANGER FUNDING CORPORATION                                           4.37         02/02/2006             11,754
          17,993  SOCIETE GENERALE NORTH AMERICA                                       4.45         02/01/2006             17,993
           8,467  SOCIETE GENERALE NORTH AMERICA                                       4.45         02/03/2006              8,465
          40,795  TANGO FINANCE CORPORATION SERIES MTN+/-                              4.59         10/25/2006             40,808

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                              INTEREST RATE    MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         20,396  TRAVELERS INSURANCE COMPANY+/-                                 4.52%          02/10/2006      $        20,395
          88,202  UNICREDITO ITALIANO SERIES YCD+/-                              4.47           04/03/2006               88,202
         110,654  UNITEDHEALTH GROUP INCORPORATED                                4.32           02/01/2006              110,654
          88,202  WHITE PINE FINANCE LLC SERIES MTN+/-                           4.39           07/17/2006               88,202
          84,673  WHITE PINE FINANCE LLC SERIES MTN1+/-                          4.53           06/12/2006               84,687
          10,584  WINDMILL FUNDING CORPORATION                                   4.55           02/03/2006               10,582
          85,912  YORKTOWN CAPITAL LLC                                           4.32           02/02/2006               85,902

                                                                                                                      7,476,408
                                                                                                                ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,830,488)                                                             7,830,488
                                                                                                                ---------------
SHARES

SHORT-TERM INVESTMENTS - 4.21%
      10,177,932  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                        10,177,932
                                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,177,932)                                                                      10,177,932
                                                                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $231,763,399)*                                     104.11%                                                $   251,584,967

OTHER ASSETS AND LIABILITIES, NET                         (4.11)                                                     (9,938,831)
                                                        -------                                                 ---------------

TOTAL NET ASSETS                                         100.00%                                                $   241,646,136
                                                        -------                                                 ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,177,932.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      INVESTMENTS IN SECURITIES ARE VALUED EACH BUSINESS DAY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE, WHICH IS USUALLY 4:00 P.M. (EASTERN TIME). SECURITIES WHICH ARE TRADED ON A NATIONAL OR FOREIGN SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALES PRICE. SECURITIES LISTED ON THE NASDAQ STOCK MARKET, INC. ARE VALUED AT THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP"), AND IF NO NOCP IS AVAILABLE, THEN AT THE LAST REPORTED SALES PRICE. IN THE ABSENCE OF ANY SALE OF SUCH SECURITIES, AND IN THE CASE OF OTHER SECURITIES, INCLUDING U.S. GOVERNMENT OBLIGATIONS, BUT EXCLUDING DEBT SECURITIES MATURING IN 60 DAYS OR LESS, THE VALUATIONS ARE BASED ON THE LATEST QUOTED BID PRICES.

      SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE TRANSLATED INTO U.S. DOLLARS USING THE CLOSING RATES OF EXCHANGE IN EFFECT ON THE DAY OF VALUATION.

      MANY SECURITIES MARKETS AND EXCHANGES OUTSIDE THE U.S. CLOSE PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE AND THEREFORE MAY NOT FULLY REFLECT TRADING OR EVENTS THAT OCCUR AFTER THE CLOSE OF THE PRINCIPAL EXCHANGE IN WHICH THE FOREIGN INVESTMENTS ARE TRADED BUT BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE. IF SUCH TRADING OR EVENTS ARE EXPECTED TO MATERIALLY AFFECT THE VALUE OF THE INVESTMENTS, THEN THOSE INVESTMENTS ARE FAIR VALUED FOLLOWING PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. THESE PROCEDURES TAKE INTO ACCOUNT MULTIPLE FACTORS INCLUDING MOVEMENTS IN U.S. SECURITIES MARKETS AFTER FOREIGN EXCHANGES CLOSE. DEPENDING ON MARKET ACTIVITY, SUCH FAIR VALUATIONS MAY BE FREQUENT. IN LIGHT OF THE JUDGMENT INVOLVED IN FAIR VALUE DECISIONS, THERE CAN BE NO ASSURANCE THAT A FAIR VALUE ASSIGNED TO A PARTICULAR SECURITY IS ACCURATE. SUCH FAIR VALUE PRICING MAY RESULT IN NAVS THAT ARE HIGHER OR LOWER THAN NAVS BASED ON THE CLOSING PRICE OR LATEST QUOTED BID PRICE.

      DEBT SECURITIES MATURING IN 60 DAYS OR LESS GENERALLY ARE VALUED AT AMORTIZED COST. THE AMORTIZED COST METHOD INVOLVES VALUING A SECURITY AT ITS COST, PLUS ACCRETION OF DISCOUNT OR MINUS AMORTIZATION OF PREMIUM OVER THE PERIOD UNTIL MATURITY, WHICH APPROXIMATES MARKET VALUE.

      INVESTMENTS WHICH ARE NOT VALUED USING ANY OF THE METHODS DISCUSSED ABOVE ARE VALUED AT THEIR FAIR VALUE AS DETERMINED BY PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      SECURITIES TRANSACTIONS ARE RECORDED ON A TRADE DATE BASIS. REALIZED GAINS OR LOSSES ARE REPORTED ON THE BASIS OF IDENTIFIED COST OF SECURITIES DELIVERED. INTEREST INCOME IS ACCRUED DAILY AND BOND DISCOUNTS ARE ACCRETED AND PREMIUMS ARE AMORTIZED DAILY.

      DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE, EXCEPT FOR CERTAIN DIVIDENDS FROM FOREIGN SECURITIES, WHICH ARE RECORDED AS SOON AS THE FUND IS INFORMED OF THE EX-DIVIDEND DATE. DIVIDEND INCOME FROM FOREIGN SECURITIES IS RECORDED NET OF FOREIGN TAXES WITHHELD WHERE RECOVERY OF SUCH TAXES IS NOT ASSURED.

OTHER

FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
COMMON STOCKS - 97.72%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.16%
           5,840  LITHIA MOTORS INCORPORATED CLASS A                                                          $       177,711
                                                                                                              ---------------

BUSINESS SERVICES - 7.72%
         285,145  3COM CORPORATION+                                                                                 1,303,113
          47,860  ABM INDUSTRIES INCORPORATED                                                                         914,605
         110,825  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                              831,187
           1,050  H&E EQUIPMENT SERVICES INCORPORATED+                                                                 24,255
          32,090  IMS HEALTH INCORPORATED                                                                             789,414
          37,590  KFORCE INCORPORATED+                                                                                488,670
          80,000  KFX INCORPORATED+                                                                                 1,607,200
          80,185  MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                                             578,134
          25,255  MONEYGRAM INTERNATIONAL INCORPORATED                                                                670,773
         234,575  SUN MICROSYSTEMS INCORPORATED+                                                                    1,055,587
          32,522  VIGNETTE CORPORATION+                                                                               550,923

                                                                                                                    8,813,861
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 4.16%
          32,565  NOVEN PHARMACEUTICALS INCORPORATED+                                                                 508,991
          88,465  ORASURE TECHNOLOGIES INCORPORATED+                                                                  965,153
         107,860  POLYONE CORPORATION+                                                                                772,278
         286,950  REVLON INCORPORATED CLASS A+                                                                        992,847
          22,790  RPM INTERNATIONAL INCORPORATED                                                                      430,731
         152,210  WELLMAN INCORPORATED                                                                              1,080,691

                                                                                                                    4,750,691
                                                                                                              ---------------

COMMUNICATIONS - 2.47%
         271,695  CINCINNATI BELL INCORPORATED+                                                                       950,932
          68,120  GRUPO RADIO CENTRO S.A. DE C.V. ADR+                                                                495,914
         141,065  LIGHTBRIDGE INCORPORATED+                                                                         1,375,384

                                                                                                                    2,822,230
                                                                                                              ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.10%
          28,670  CHICAGO BRIDGE & IRON COMPANY NV                                                                    884,469
          34,695  MATRIX SERVICE COMPANY+                                                                             370,890

                                                                                                                    1,255,359
                                                                                                              ---------------

CONSUMER SERVICES - 0.94%
         114,515  EMDEON CORPORATION+                                                                               1,069,570
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 1.91%
          15,815  COMMUNITY BANCORP+                                                                                  493,270
          68,215  FIRST SECURITY GROUP INCORPORATED                                                                   733,311
          19,940  MIDWEST BANC HOLDINGS INCORPORATED                                                                  473,974
          39,605  PACIFIC PREMIER BANCORP INCORPORATED+                                                               479,220

                                                                                                                    2,179,775
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.34%
          11,685  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                              382,333
             100  DARDEN RESTAURANTS INCORPORATED                                                                       4,066

                                                                                                                      386,399
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.90%
          76,405  EL PASO CORPORATION                                                                               1,028,411
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                    VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.16%
          12,145  C-COR INCORPORATED+                                                                         $        77,606
          52,725  CATAPULT COMMUNICATIONS CORPORATION+                                                                626,373
          54,265  CELESTICA INCORPORATED+                                                                             541,565
          99,990  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                            493,950
          43,135  FLEXTRONICS INTERNATIONAL LIMITED+                                                                  451,192
         111,775  GRAFTECH INTERNATIONAL LIMITED+                                                                     834,959
         206,630  MCDATA CORPORATION+                                                                                 805,857
          19,645  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                             561,454
          54,500  MICRON TECHNOLOGY INCORPORATED+                                                                     800,060
         735,055  MRV COMMUNICATIONS INCORPORATED+                                                                  1,881,741
         362,570  NORTEL NETWORKS CORPORATION+                                                                      1,087,710
          23,630  OSI SYSTEMS INCORPORATED+                                                                           518,915
          35,700  RICHARDSON ELECTRONICS LIMITED                                                                      285,957
          53,675  SANMINA-SCI CORPORATION+                                                                            225,972
         101,985  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                            491,568
         109,990  STATS CHIPPAC LIMITED ADR+                                                                          769,930

                                                                                                                   10,454,809
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.14%
          45,505  CV THERAPEUTICS INCORPORATED+                                                                     1,119,878
          60,000  SFBC INTERNATIONAL INCORPORATED+                                                                  1,323,000

                                                                                                                    2,442,878
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.06%
          15,055  CRANE COMPANY                                                                                       561,853
          23,075  GULF ISLAND FABRICATION INCORPORATED                                                                646,792

                                                                                                                    1,208,645
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.58%
          87,295  HERCULES INCORPORATED+                                                                            1,022,224
             565  MOLSON COORS BREWING COMPANY                                                                         35,313
          26,640  SANDERSON FARMS INCORPORATED                                                                        745,920

                                                                                                                    1,803,457
                                                                                                              ---------------

HEALTH SERVICES - 0.66%
          20,555  GENESIS HEALTHCARE CORPORATION+                                                                     753,341
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.28%
          86,230  AFFORDABLE RESIDENTIAL COMMUNITIES                                                                  818,323
          43,170  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                             536,603
          58,855  DISCOVERY HOLDING COMPANY CLASS A+                                                                  892,242
          22,260  UNITED MOBILE HOMES INCORPORATED                                                                    351,708

                                                                                                                    2,598,876
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.93%
          71,605  EMPIRE RESORTS INCORPORATED+                                                                        518,420
          19,300  ISLE OF CAPRI CASINOS INCORPORATED+                                                                 549,085

                                                                                                                    1,067,505
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.68%
         526,590  CRAY INCORPORATED+                                                                                1,184,827
          10,995  INTERMEC INCORPORATED+                                                                              383,396
          12,325  PALL CORPORATION                                                                                    354,960

                                                                                                                    1,923,183
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INSURANCE CARRIERS - 6.54%
          16,850  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                        $       554,870
          68,980  KMG AMERICA CORPORATION+                                                                            620,820
          11,145  MERCURY GENERAL CORPORATION                                                                         628,244
          83,510  NORTH POINTE HOLDINGS CORPORATION+                                                                1,169,140
          39,090  NYMAGIC INCORPORATED                                                                              1,005,786
          77,665  PXRE GROUP LIMITED                                                                                  973,919
         296,855  QUANTA CAPITAL HOLDINGS LIMITED+                                                                  1,600,048
          55,815  SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                                          914,808

                                                                                                                    7,467,635
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.74%
          34,716  GEO GROUP INCORPORATED+                                                                             849,153
                                                                                                              ---------------

LEATHER & LEATHER PRODUCTS - 1.36%
          73,607  BAKERS FOOTWEAR GROUP INCORPORATED+                                                               1,551,636
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.24%
         577,093  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                          3,225,950
          68,715  CREDENCE SYSTEMS CORPORATION+                                                                       601,256
          75,835  INPUT OUTPUT INCORPORATED+                                                                          596,822
          41,810  SYNOVIS LIFE TECHNOLOGIES INCORPORATED+                                                             422,281

                                                                                                                    4,846,309
                                                                                                              ---------------

MEMBERSHIP ORGANIZATIONS - 0.70%
         722,290  INTEGRATED ELECTRICAL SERVICES+                                                                     426,151
          61,855  TRANSGLOBE ENERGY CORPORATION+                                                                      378,553

                                                                                                                      804,704
                                                                                                              ---------------

METAL MINING - 7.56%
         116,575  APEX SILVER MINES LIMITED+                                                                        1,868,697
          23,305  GLAMIS GOLD LIMITED+                                                                                745,061
          40,215  GOLDCORP INCORPORATED                                                                             1,100,282
           3,500  IPSCO INCORPORATED                                                                                  324,030
          19,810  NEWMONT MINING CORPORATION                                                                        1,224,258
         132,720  RANDGOLD RESOURCES LIMITED ADR+                                                                   2,380,997
          74,225  SOUTHWESTERN RESOURCES CORPORATION+                                                                 966,382
           1,800  SOUTHWESTERN RESOURCES CORPORATION 144A+                                                             23,435

                                                                                                                    8,633,142
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.85%
          39,150  ACCO BRANDS CORPORATION+                                                                            967,005
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.29%
          21,880  COVENANT TRANSPORT INCORPORATED CLASS A+                                                            333,889
                                                                                                              ---------------

OIL & GAS EXTRACTION - 17.48%
          20,620  CANADIAN NATURAL RESOURCES LIMITED                                                                1,278,440
           8,170  FOREST OIL CORPORATION+                                                                             420,755
         290,240  GLOBAL INDUSTRIES LIMITED+                                                                        4,063,360
          67,130  GREY WOLF INCORPORATED+                                                                             590,744
           8,005  HELMERICH & PAYNE INCORPORATED                                                                      627,272
         116,655  KEY ENERGY SERVICES INCORPORATED+                                                                 1,843,149
          73,550  MCMORAN EXPLORATION COMPANY+                                                                      1,494,536
          69,455  NEWPARK RESOURCES INCORPORATED+                                                                     631,346
           8,710  NOBLE ENERGY INCORPORATED                                                                           403,099
          17,765  PETROHAWK ENERGY CORPORATION+                                                                       284,240
          67,505  PETROQUEST ENERGY INCORPORATED+                                                                     776,307

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
OIL & GAS EXTRACTION (CONTINUED)
           5,690  PIONEER NATURAL RESOURCES COMPANY                                                           $       302,139
          11,115  PRIDE INTERNATIONAL INCORPORATED+                                                                   392,471
          42,677  RANGE RESOURCES CORPORATION                                                                       1,274,762
          11,780  ROWAN COMPANIES INCORPORATED+                                                                       528,097
         310,845  SEITEL INCORPORATED+                                                                                774,004
          13,030  TODCO CLASS A+                                                                                      581,138
           5,930  TRANSOCEAN INCORPORATED+                                                                            481,219
          91,135  TRILOGY ENERGY TRUST                                                                              1,828,221
          67,250  WILLBROS GROUP INCORPORATED+                                                                      1,378,625

                                                                                                                   19,953,924
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.60%
          54,120  WAUSAU PAPER CORPORATION                                                                            690,030
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.80%
          13,170  ASHLAND INCORPORATED                                                                                868,166
           2,700  WESTERN REFINING INCORPORATED+                                                                       50,625

                                                                                                                      918,791
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 2.50%
          32,385  ENCORE WIRE CORPORATION+                                                                            879,577
          22,165  OREGON STEEL MILLS INCORPORATED+                                                                    912,533
          23,010  ROANOKE ELECTRIC STEEL CORPORATION                                                                  649,802
           6,835  UNITED STATES STEEL CORPORATION                                                                     408,391

                                                                                                                    2,850,303
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.05%
           8,495  E.W. SCRIPPS COMPANY CLASS A                                                                        410,648
          65,885  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                         787,985

                                                                                                                    1,198,633
                                                                                                              ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 3.19%
         231,615  CONSTAR INTERNATIONAL INCORPORATED+                                                                 914,856
         211,480  INTERTAPE POLYMER GROUP INCORPORATED+                                                             1,801,810
         101,295  ROYAL GROUP TECHNOLOGIES LIMITED+                                                                   923,810

                                                                                                                    3,640,476
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.29%
         114,105  MARKETAXCESS HOLDINGS INCORPORATED+                                                               1,471,955
                                                                                                              ---------------

SOCIAL SERVICES - 0.64%
          66,920  ABB LIMITED ADR+                                                                                    730,766
                                                                                                              ---------------

TRANSPORTATION BY AIR - 1.50%
          27,410  AIRTRAN HOLDINGS INCORPORATED+                                                                      464,325
           3,469  PHI INCORPORATED+                                                                                   118,397
          31,748  PHI INCORPORATED+                                                                                 1,127,372

                                                                                                                    1,710,094
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 0.80%
          11,185  SEQUA CORPORATION+                                                                                  912,137
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.53%
          61,480  RAILAMERICA INCORPORATED+                                                                           605,578
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 1.60%
          25,925  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                 $        744,047
          96,805  SOURCE INTERLINK COMPANIES INCORPORATED+                                                           1,079,376

                                                                                                                     1,823,423
                                                                                                              ----------------

WHOLESALE TRADE-DURABLE GOODS - 4.27%
       1,544,610  COVALENT GROUP INCORPORATED+                                                                       3,938,756
         122,580  U.S. HOME SYSTEMS INCORPORATED+                                                                      931,608

                                                                                                                     4,870,364
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $96,369,946)                                                                             111,566,648
                                                                                                              ----------------

SHORT-TERM INVESTMENTS - 4.80%
       5,480,700  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~**                                                        5,480,700
                                                                                                              ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,480,700)                                                                       5,480,700
                                                                                                              ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $101,850,646)*                                     100.90%                                              $    117,047,348

OTHER ASSETS AND LIABILITIES, NET                         (0.90)                                                    (2,878,533)
                                                        -------                                               ----------------

TOTAL NET ASSETS                                         100.00%                                              $    114,168,815
                                                        -------                                               ----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

**    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,480,700.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE         VALUE
WRITTEN OPTIONS - (1.62%)
              (5) CALIFORNIA PIZZA KITCHEN INCORPORATED CALL+                        $30.00       07/22/2006      $       (1,225)
             (53) CANADIAN NATURAL RESOURCES LIMITED CALL+                            50.00       03/18/2006             (66,250)
             (10) CANADIAN NATURAL RESOURCES LIMITED CALL+                            55.00       03/18/2006              (8,400)
             (10) CANADIAN NATURAL RESOURCES LIMITED CALL+                            50.00       06/17/2006             (13,700)
             (45) CANADIAN NATURAL RESOURCES LIMITED CALL+                            55.00       06/17/2006             (47,700)
             (30) ENCORE WIRE CORPORATION CALL+                                       15.00       02/18/2006             (34,800)
             (30) ENCORE WIRE CORPORATION CALL+                                       25.00       02/18/2006              (7,200)
             (10) ENCORE WIRE CORPORATION CALL+                                       22.50       03/18/2006              (5,000)
             (20) ENCORE WIRE CORPORATION CALL+                                       25.00       03/18/2006              (6,800)
             (10) ENCORE WIRE CORPORATION CALL+                                       22.50       05/20/2006              (6,100)
             (60) ENCORE WIRE CORPORATION CALL+                                       25.00       05/20/2006             (25,200)
             (20) FOREST OIL CORPORATION CALL+                                        45.00       05/20/2006             (17,400)
            (130) GOLDCORP INCORPORATED CALL+                                         20.00       04/22/2006             (97,500)
             (50) GOLDCORP INCORPORATED CALL+                                         22.50       07/22/2006             (29,000)
             (10) HELMERICH & PAYNE INCORPORATED CALL+                                60.00       03/18/2006             (18,600)
             (50) HELMERICH & PAYNE INCORPORATED CALL+                                65.00       06/17/2006             (79,000)
             (10) INTERMEC INCORPORATED CALL+                                         22.50       03/18/2006             (12,300)
             (20) INTERMEC INCORPORATED CALL+                                         25.00       03/18/2006             (19,600)
             (30) INTERMEC INCORPORATED CALL+                                         30.00       06/17/2006             (19,800)
             (20) IPSCO INCORPORATED CALL+                                            75.00       02/18/2006             (35,200)
            (800) KFX INCORPORATED CALL+                                              15.00       03/18/2006            (448,000)
             (50) MCMORAN EXPLORATION COMPANY CALL+                                   20.00       05/20/2006             (10,250)
             (35) MEMC ELECTRONIC MATERIALS INCORPORATED CALL+                        20.00       04/22/2006             (32,200)
             (80) MEMC ELECTRONIC MATERIALS INCORPORATED CALL+                        22.50       04/22/2006             (52,000)
             (80) MEMC ELECTRONIC MATERIALS INCORPORATED CALL+                        25.00       04/22/2006             (38,400)
             (60) MICRON TECHNOLOGY INCORPORATED CALL+                                13.00       04/22/2006             (13,200)
             (40) NEWMONT MINING CORPORATION CALL+                                    50.00       03/18/2006             (50,400)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE         VALUE
WRITTEN OPTIONS (CONTINUED)
             (25) NEWMONT MINING CORPORATION CALL+                                   $52.50       03/18/2006      $      (25,250)
             (20) NEWMONT MINING CORPORATION CALL+                                    55.00       03/18/2006             (16,000)
             (50) NEWMONT MINING CORPORATION CALL+                                    50.00       06/17/2006             (70,000)
             (10) NOBLE ENERGY INCORPORATED CALL+                                     40.00       02/18/2006              (6,100)
             (25) NOVEN PHARMACEUTICALS INCORPORATED CALL+                            15.00       02/18/2006              (2,125)
            (136) NOVEN PHARMACUETICALS INCORPORATED CALL+                            12.50       04/22/2006             (46,240)
            (150) NOVEN PHARMACEUTICALS INCORPORATED CALL+                            15.00       04/22/2006             (25,500)
             (10) ORASURE TECHNOLOGIES INCORPORATED CALL+                              7.50       04/22/2006              (3,500)
             (60) OREGON STEEL MILLS INCORPORATED CALL+                               25.00       03/18/2006             (96,900)
             (10) OREGON STEEL MILLS INCORPORATED CALL+                               35.00       03/18/2006              (6,600)
             (10) OREGON STEEL MILLS INCORPORATED CALL+                               30.00       06/17/2006             (11,700)
             (30) PRIDE INTERNATIONAL INCORPORATED CALL+                              25.00       07/22/2006             (33,000)
            (150) SFBC INTERNATIONAL INCORPORATED CALL+                               15.00       03/18/2006            (100,500)
            (250) SFBC INTERNATIONAL INCORPORATED CALL+                               20.00       03/18/2006             (87,500)
            (105) TODCO CLASS A CALL+                                                 45.00       03/18/2006             (32,550)
             (50) UNITED STATES STEEL CORPORATION CALL+                               45.00       07/22/2006             (88,000)

TOTAL WRITTEN OPTIONS (PREMIUMS PAID $966,927)                                                                        (1,846,690)
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL                          PORTFOLIO OF INVESTMENTS --
AND MID CAP STOCK FUNDS                             JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SECURITY VALUATION

      INVESTMENTS IN SECURITIES ARE VALUED EACH BUSINESS DAY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE, WHICH IS USUALLY 4:00 P.M. (EASTERN TIME). SECURITIES WHICH ARE TRADED ON A NATIONAL OR FOREIGN SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALES PRICE. SECURITIES LISTED ON THE NASDAQ STOCK MARKET, INC. ARE VALUED AT THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP"), AND IF NO NOCP IS AVAILABLE, THEN AT THE LAST REPORTED SALES PRICE. IN THE ABSENCE OF ANY SALE OF SUCH SECURITIES, AND IN THE CASE OF OTHER SECURITIES, INCLUDING U.S. GOVERNMENT OBLIGATIONS, BUT EXCLUDING DEBT SECURITIES MATURING IN 60 DAYS OR LESS, THE VALUATIONS ARE BASED ON THE LATEST QUOTED BID PRICES.

      SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE TRANSLATED INTO U.S. DOLLARS USING THE CLOSING RATES OF EXCHANGE IN EFFECT ON THE DAY OF VALUATION.

      MANY SECURITIES MARKETS AND EXCHANGES OUTSIDE THE U.S. CLOSE PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE AND THEREFORE MAY NOT FULLY REFLECT TRADING OR EVENTS THAT OCCUR AFTER THE CLOSE OF THE PRINCIPAL EXCHANGE IN WHICH THE FOREIGN INVESTMENTS ARE TRADED BUT BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE. IF SUCH TRADING OR EVENTS ARE EXPECTED TO MATERIALLY AFFECT THE VALUE OF THE INVESTMENTS, THEN THOSE INVESTMENTS ARE FAIR VALUED FOLLOWING PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. THESE PROCEDURES TAKE INTO ACCOUNT MULTIPLE FACTORS INCLUDING MOVEMENTS IN U.S. SECURITIES MARKETS AFTER FOREIGN EXCHANGES CLOSE. DEPENDING ON MARKET ACTIVITY, SUCH FAIR VALUATIONS MAY BE FREQUENT. IN LIGHT OF THE JUDGMENT INVOLVED IN FAIR VALUE DECISIONS, THERE CAN BE NO ASSURANCE THAT A FAIR VALUE ASSIGNED TO A PARTICULAR SECURITY IS ACCURATE. SUCH FAIR VALUE PRICING MAY RESULT IN NAVS THAT ARE HIGHER OR LOWER THAN NAVS BASED ON THE CLOSING PRICE OR LATEST QUOTED BID PRICE.

      DEBT SECURITIES MATURING IN 60 DAYS OR LESS GENERALLY ARE VALUED AT AMORTIZED COST. THE AMORTIZED COST METHOD INVOLVES VALUING A SECURITY AT ITS COST, PLUS ACCRETION OF DISCOUNT OR MINUS AMORTIZATION OF PREMIUM OVER THE PERIOD UNTIL MATURITY, WHICH APPROXIMATES MARKET VALUE.

      INVESTMENTS WHICH ARE NOT VALUED USING ANY OF THE METHODS DISCUSSED ABOVE ARE VALUED AT THEIR FAIR VALUE AS DETERMINED BY PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      SECURITIES TRANSACTIONS ARE RECORDED ON A TRADE DATE BASIS. REALIZED GAINS OR LOSSES ARE REPORTED ON THE BASIS OF IDENTIFIED COST OF SECURITIES DELIVERED. INTEREST INCOME IS ACCRUED DAILY AND BOND DISCOUNTS ARE ACCRETED AND PREMIUMS ARE AMORTIZED DAILY.

      DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE, EXCEPT FOR CERTAIN DIVIDENDS FROM FOREIGN SECURITIES, WHICH ARE RECORDED AS SOON AS THE FUND IS INFORMED OF THE EX-DIVIDEND DATE. DIVIDEND INCOME FROM FOREIGN SECURITIES IS RECORDED NET OF FOREIGN TAXES WITHHELD WHERE RECOVERY OF SUCH TAXES IS NOT ASSURED.

OTHER

FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                               Wells Fargo Funds Trust


                                               By:
                                                     /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President


                                               By:
                                                     /s/ A. Erdem Cimen

                                                     A. Erdem Cimen
                                                     Treasurer

Date: March 20, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             Wells Fargo Funds Trust


                                             By:
                                                   /s/ Karla M. Rabusch

                                                   Karla M. Rabusch
                                                   President


                                             By:
                                                   /s/ A. Erdem Cimen

                                                   A. Erdem Cimen
                                                   Treasurer

Date: March 20, 2006

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Discipline Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Advantage Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 20, 2006


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Discipline Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Advantage Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 20, 2006


/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust